UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 94.0%
		Aerospace & Defense: 0.6%
3,030,000		DigitalGlobe Inc., Term Loan B, 3.748%, 01/15/24	$3,056,512	0.2
8,238,279		Transdigm, Inc., Term Loan F (Rolled), 3.998%, 06/15/23	8,327,524	0.4
			11,384,036	0.6

		Automotive: 2.8%
1,979,962		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,001,593	0.1
2,948,859		Dealer Tire, LLC, Term Loan B, 4.750%, 12/22/21	2,979,233	0.2
4,558,905		Dynacast International LLC, First Lien Term Loan, 4.500%, 01/15/22	4,593,097	0.2
1,644,763		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,631,399	0.1
10,840,414		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	10,864,133	0.6
3,632,550		KAR Auction Services, Inc., Term Loan B-3, 4.498%, 03/09/23	3,687,583	0.2
1,437,248		Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,456,411	0.1
4,955,467		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	4,975,081	0.3
3,786,636		NN, Inc., Upsized Term Loan B, 5.248%, 10/19/22	3,803,793	0.2
5,666,050		Midas Intermediate Holdco II, LLC, 4.500%, 08/18/21	5,722,711	0.3
8,386,749		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	8,512,550	0.5
			50,227,584	2.8

		Beverage & Tobacco: 0.2%
3,659,984		Jacobs Douwe Egberts , Term Loan B-1 USD, 3.498%, 07/02/22	3,681,717	0.2

		Building & Development: 2.6%
9,625,000	(1)	American Builders & Contractors Supply Co., Inc., Term Loan B, 3.748%, 10/13/23	9,732,425	0.6
6,896,435		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	7,008,330	0.4
6,600,000		Forterra Finance, LLC, First Lien Term Loan, 4.500%, 10/31/23	6,683,873	0.4
1,925,000		Henry Company LLC, Term Loan B, 5.500%, 10/05/23	1,949,062	0.1
2,048,022		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	2,068,502	0.1
2,424,113		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,428,659	0.1
2,048,401		Ply Gem Industries, Inc., Term Loan, 4.000%, 02/01/21	2,065,685	0.1
6,750,000	(1)	Quikrete Holdings, Upsized Term Loan B, 4.248%, 11/15/23	6,825,937	0.4
669,977		Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	681,702	0.1
1,875,000	(1)	Wilsonart LLC, Term Loan B, 4.500%, 12/19/23	1,894,922	0.1
4,034,737	(1)	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	4,085,172	0.2
			45,424,269	2.6

		Business Equipment & Services: 6.0%
6,725,958		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,571,819	0.4
12,429,430		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	12,469,826	0.7
2,000,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	1,960,000	0.1
10,102,636	(1)	AlixPartners LLP, Term Loan B, 4.000%, 07/28/22	10,189,984	0.6
4,575,462		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	4,590,712	0.3
2,167,000		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	2,139,912	0.1
7,809,296		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	7,801,486	0.4
2,975,000		Document Technologies, Inc., Term Loan B, 6.250%, 10/01/23	2,939,053	0.2
2,455,000	(1)	EVO Payments, First Lien, 5.500%, 12/22/23	2,469,320	0.1
1,386,656		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	1,383,768	0.1
815,631		First American Payment Systems, Second Lien, 10.750%, 04/12/19	791,162	0.0
4,011,700		First Data Corporation, New 2022 First Lien, 3.998%, 07/10/22	4,060,843	0.2
3,575,348		First Data Corporation, Term Loan 2021 USD, 3.998%, 03/24/21	3,614,827	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,997,899	(1)	Information Resources, Inc., Term Loan B, 7.502%, 09/30/20	$1,999,609	0.1
4,142,386		ION Trading Technologies Limited, Term Loan B USD 2016 refi, 4.250%, 07/31/23	4,163,097	0.2
2,846,667		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,728,055	0.2
1,000,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	871,667	0.1
6,636,380	(1)	KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Incremental First Lien Term Loan, 5.250%, 08/13/22	6,705,511	0.4
1,196,094		Learning Care Group, Term Loan, 5.000%, 05/05/21	1,209,550	0.1
2,952,419	(1)	Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,969,641	0.2
1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,007,500	0.1
2,595,263		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,089,186	0.1
2,357,188		Solera Management, USD Term Loan B, 5.750%, 03/03/23	2,392,708	0.1
3,702,563		SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	3,353,133	0.2
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	769,279	0.0
4,636,856		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,683,224	0.3
2,244,375		Thomson Reuters Intellectual Property & Science, First Lien Term Loan, 4.750%, 09/15/23	2,274,674	0.1
110,096		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	110,371	0.0
628,653		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	630,224	0.0
7,390,415		West Corp, Term Loan B-12, 3.998%, 06/30/23	7,431,062	0.4
			106,371,203	6.0

		Cable & Satellite Television: 3.8%
6,972,437		Charter Communications Operating, LLC, Term Loan I, 3.748%, 01/24/23	7,016,496	0.4
7,315,789	(1)	CSC Holdings, Inc. (Cablevision), Term Loan B, 3.998%, 10/11/24	7,406,096	0.4
5,841,526	(1)	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	5,818,709	0.3
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/07/23	243,750	0.0
2,334,424		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	2,332,965	0.1
8,717,016		RCN Cable, Term Loan B, 4.250%, 02/25/20	8,742,444	0.5
4,395,000	(1)	RCN Grande Cable, Term Loan B, 3.998%, 12/16/23	4,427,505	0.3
5,430,000		SFR Group SA (Numericable), Term Loan B10 USD, 4.248%, 01/31/25	5,486,000	0.3
1,000,000		Suddenlink Communications (aka Cequel Communications, LLC), New Term Loan B, 3.998%, 01/31/25	1,013,125	0.1
2,715,000		Telenet Group Holding NV, Term Loan AF, 3.998%, 01/31/25	2,737,059	0.2
2,565,000		Telesat Canada, Term Loan B, 4.748%, 11/14/23	2,609,887	0.1
2,150,000		UPC Financing Partnership, Term Loan AN, 3.998%, 08/31/24	2,174,456	0.1
5,175,000	(1)	Virgin Media Investment Holdings Limited, Term Loan I, 3.748%, 01/31/25	5,205,186	0.3
984,907		WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/15/19	991,678	0.1
10,972,500		Wideopenwest Finance, LLC, 2016 Term Loan, 4.500%, 08/15/23	11,066,984	0.6
			67,272,340	3.8

		Chemicals & Plastics: 4.5%
1,495,706		A. Schulman, Inc., US Term Loan B, 4.248%, 06/01/22	1,497,575	0.1
853,347		Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.248%, 09/13/23	862,414	0.1
642,903		Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.248%, 09/13/23	649,734	0.0
6,722,747		Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/21/22	6,815,185	0.4
7,695,885		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	7,753,605	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	$751,406	0.0
1,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	990,000	0.1
4,044,104		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	4,055,901	0.2
668,538		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	675,223	0.0
3,990,000	(1)	Huntsman International LLC, 2016 Term Loan B, 3.998%, 04/01/23	4,024,912	0.2
8,901,884		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	8,998,941	0.5
6,500,000		Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	6,569,062	0.4
2,731,764		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Term Loan B4, 5.000%, 06/07/23	2,768,567	0.2
2,139,638		Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	2,179,756	0.1
1,093,691		Orion Engineered Carbons, Term Loan B USD, 3.998%, 07/25/21	1,100,185	0.1
1,427,173	(1)	PQ Corporation, Dollar Term Loan, 5.250%, 11/04/22	1,442,846	0.1
4,826,866		Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	4,876,341	0.3
250,000		Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	248,594	0.0
7,257,756		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	7,284,406	0.4
7,599,626	(1)	Styrolution Group GmbH, New USD facility, 4.750%, 09/30/21	7,723,120	0.4
4,979,368		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	4,999,739	0.3
2,992,424		Univar Inc., Dollar Term Loan, 4.250%, 07/01/22	3,017,273	0.2
			79,284,785	4.5

		Clothing/Textiles: 0.4%
6,747,114		Herff Jones, Inc., First Lien Term Loan, 5.000%, 12/10/21	6,832,856	0.4
212,078		Vince, LLC, Term Loan, 6.000%, 11/27/19	205,716	0.0
			7,038,572	0.4

		Conglomerates: 0.4%
1,522,038		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,373,639	0.1
400,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	270,000	0.0
3,045,000		ServiceMaster Company, Term Loan B, 3.498%, 11/08/23	3,054,135	0.2
1,901,291		Waterpik, First Lien, 5.750%, 07/08/20	1,909,214	0.1
			6,606,988	0.4

		Containers & Glass Products: 3.3%
8,229,762	(1)	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	8,318,487	0.5
450,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	456,187	0.0
1,000,000		Berry Plastics Corporation, Term G Loan, 3.500%, 01/06/21	1,007,986	0.0
6,737,217		Berry Plastics Corporation, Term H Loan, 3.750%, 10/01/22	6,807,116	0.4
29,340		Constantia Flexibles, Term Loan B1A USD, 4.000%, 04/30/22	29,487	0.0
5,106,026		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	5,137,689	0.3
3,964,000	(1)	Novolex (aka Flex Acquisition Company, Inc), First Lien Term Loan, 4.250%, 12/30/23	4,007,358	0.2
1,298,031		Otter Products, Term Loan B, 5.750%, 06/03/20	1,274,234	0.1
1,436,741		Peacock Engineering Company, LLC, First Lien Term Loan Facility, 8.002%, 07/27/22	1,428,360	0.1
3,150,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.000%, 11/18/23	3,186,915	0.2
660,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.500%, 11/18/24	665,500	0.0
12,588,970		Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/05/23	12,742,039	0.7
6,537,394		SIG Combibloc Group AG, USD Term Loan, 4.000%, 03/10/22	6,584,607	0.4
3,989,873	(1)	Tekni-Plex, Inc., Upsized First Lien Term Loan, 4.500%, 06/01/22	3,996,357	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Containers & Glass Products: (continued)
2,967,445		TricorBraun, First Lien Term Loan, 4.750%, 11/30/23	$2,991,185	0.2
			58,633,507	3.3

		Cosmetics/Toiletries: 0.6%
9,690,713		Revlon Consumer Products Corporation, Term Loan B 2016, 4.498%, 09/07/23	9,794,888	0.6

		Diversified Insurance: 5.1%
6,449,167	(1)	Acrisure, LLC, Term Loan, 5.750%, 11/15/23	6,489,474	0.4
8,882,318		Alliant Holdings, I, LLC, Term Loan B, 4.500%, 08/14/22	8,928,577	0.5
900,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	910,125	0.1
10,200,932	(1)	AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	10,301,115	0.6
9,443,234		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	9,532,746	0.5
1,630,224		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,649,583	0.1
5,616,083	(1)	AssuredPartners, Inc., First Lien Term Loan, 5.250%, 10/22/22	5,709,102	0.3
9,589,328		Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,650,758	0.5
8,971,809		National Financial Partners Corp., Term Loan B, 7.252%, 07/01/20	9,021,342	0.5
6,800,000	(1)	National Financial Partners Corp., Term Loan, 4.500%, 12/15/23	6,875,086	0.4
5,961,773		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	5,975,932	0.3
1,000,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,001,250	0.1
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,500,937	0.1
7,997,514		USI, Inc., Term Loan, 4.250%, 12/27/19	8,039,165	0.5
3,650,000		Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	3,667,681	0.2
			89,252,873	5.1

		Drugs: 0.3%
3,937,558		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	3,883,416	0.2
1,265,000		Horizon Pharma, Inc., Incremental Term Loan, 5.500%, 05/07/21	1,274,488	0.1
			5,157,904	0.3

		Ecological Services & Equipment: 0.8%
5,432,131		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	5,167,315	0.3
8,319,120	(1)	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Term Loan B, 3.748%, 11/08/23	8,405,780	0.5
			13,573,095	0.8

		Electronics/Electrical: 12.5%
5,340,361	(1)	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	5,373,738	0.3
1,900,000	(1)	Aptean Holdings, Inc., First Lien Term Loan, 6.000%, 12/20/22	1,923,750	0.1
3,956,211		Aspect Software, Inc., Exit Term Loan, 11.000%, 05/24/20	3,948,176	0.2
4,709,511		Avago Technologies (aka Broadcom), Term Loan B-3, 3.998%, 02/01/23	4,781,627	0.3
4,503,000		Avast Software B.V., Term Loan USD, 5.000%, 09/30/22	4,568,293	0.3
11,680,649		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	11,665,242	0.7
1,386,525		Cavium, Inc., Term Loan B, 3.998%, 08/15/22	1,402,089	0.1
6,779,312		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	6,831,004	0.4
18,410,000		Dell International LLC, Term Loan B, 4.248%, 09/07/23	18,745,596	1.1
6,410,000	(1)	Dell Software Group, Term Loan B, 7.000%, 10/31/22	6,507,753	0.4
1,387,745		ECI, Term Loan B, 5.750%, 05/28/21	1,394,684	0.1
1,637,724		Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.000%, 06/01/22	1,647,960	0.1
7,857,030	(1)	Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	7,898,280	0.4
313,425		Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	314,404	0.0
1,428,261		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	1,402,077	0.1
1,914,590		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/06/20	1,915,189	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
8,473,002	(1)	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	$8,553,496	0.5
3,870,000		Greeneden U.S. Holdings II, L.L.C., USD Term Loan, 6.250%, 11/17/23	3,928,855	0.2
7,553,394		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	7,605,996	0.4
1,650,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	1,667,874	0.1
7,707,450		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	7,681,984	0.4
6,900,000		JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.500%, 10/12/23	6,946,720	0.4
10,090,000	(1)	Kronos Incorporated, First Lien Term Loan, 5.000%, 10/31/23	10,195,945	0.6
2,970,000		Linxens, Term Loan B-1 USD, 5.000%, 10/16/22	2,982,067	0.2
4,357,338		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.748%, 05/07/21	4,406,358	0.2
1,467,625		Micron Technology, Inc., Term Loan B, 4.748%, 04/26/22	1,492,758	0.1
1,556,031		Microsemi Corporation, Term Loan B, 3.998%, 01/15/23	1,574,023	0.1
790,400	(1)	Oberthur Technologies, Term Loan B1 USD, 4.748%, 12/15/23	798,304	0.0
1,289,600	(1)	Oberthur Technologies, Term Loan B2 USD, 4.748%, 12/15/23	1,302,496	0.1
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	535,792	0.0
4,264,313		ON Semiconductor Corporation, Term Loan B, 4.248%, 03/31/23	4,320,576	0.2
6,500,000		Rackspace Hosting, Term Loan B, 5.000%, 11/15/23	6,584,500	0.4
7,096,879		Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	7,145,670	0.4
3,980,995		Rovi Solutions Corporation, Term Loan B, 3.998%, 07/02/21	4,017,489	0.2
5,418,499		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	4,968,087	0.3
8,512,237		SolarWinds Holdings, Inc., Term Loan, 5.500%, 02/05/23	8,607,336	0.5
6,371,195		SS&C Technologies Inc., Term Loan B-1, 4.248%, 07/08/22	6,460,507	0.4
650,162		SS&C Technologies Inc., Term Loan B-2, 4.248%, 07/08/22	659,275	0.0
3,500,000		Tessera Technologies, Term Loan B, 4.248%, 11/07/23	3,541,563	0.2
6,251,952	(1)	TTM Technologies, Term Loan B, 5.250%, 05/31/21	6,275,322	0.4
5,334,688		Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	4,936,810	0.3
12,544,481		Western Digital, USD Term Loan B-1, 4.748%, 04/29/23	12,734,894	0.7
9,257,164	(1)	Zebra Technologies, Term Loan B, 3.498%, 10/27/21	9,356,966	0.5
			219,601,525	12.5

		Equity REITs and REOCs: 0.3%
1,850,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,869,842	0.1
3,581,025		ESH Hospitality, Inc., Term Loan B, 3.998%, 08/25/23	3,629,519	0.2
			5,499,361	0.3

		Financial Intermediaries: 1.6%
4,676,671		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	4,721,988	0.3
6,930,000		First Eagle Investment Management, Inc., Term Loan B, 4.998%, 12/01/22	7,007,962	0.4
1,982,481		LPL Holdings, Inc., 2021 Tranche B Term Loan, 4.498%, 03/29/21	2,008,501	0.1
5,667,914		LPL Holdings, Inc., 2022 Tranche B Term Loan, 4.998%, 11/20/22	5,738,763	0.3
3,582,000		NorthStar Asset Management, Term Loan B, 4.873%, 01/31/23	3,584,239	0.2
5,956,842	(1)	Trans Union LLC, Term Loan B, 3.748%, 04/09/21	6,006,308	0.3
			29,067,761	1.6

		Food Products: 2.1%
6,320,386	(1)	Advance Pierre Foods, First Lien Term Loan, 4.000%, 06/02/23	6,419,142	0.4
1,411,392		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,418,449	0.1
250,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	241,875	0.0
7,670,213		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	6,960,718	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Products: (continued)
3,661,559		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	$3,371,684	0.2
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	346,500	0.0
6,350,962		Hostess, Term Loan, 4.000%, 08/03/22	6,436,307	0.4
6,947,500		JBS USA, Inc. (FKA Swift), Term Loan B, 4.000%, 10/30/22	7,014,078	0.4
4,026,814		Keurig Green Mountain, Inc., USD Term Loan B, 5.498%, 03/03/23	4,096,409	0.2
797,968		NPC International, Term Loan, 4.750%, 12/28/18	801,459	0.0
			37,106,621	2.1

		Food Service: 1.3%
5,692,600		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	5,671,253	0.3
2,150,000		Landry's Restaurants, Term Loan, 4.248%, 10/03/23	2,176,338	0.1
1,988,462		Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	2,025,745	0.1
1,716,850		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,699,682	0.1
5,731,880		Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/10/21	5,788,007	0.4
5,676,487		US Foods, Inc., Term Loan B, 4.248%, 06/30/23	5,738,321	0.3
			23,099,346	1.3

		Food/Drug Retailers: 1.5%
10,233,061		Albertsons LLC, Term Loan B-4, 4.500%, 08/15/21	10,323,511	0.6
2,443,750		Portillo Restaurant Group (The), First Lien Term Loan, 5.500%, 08/04/21	2,459,023	0.1
4,515,000		Save-A-Lot, Term Loan B, 7.000%, 12/05/23	4,500,891	0.3
6,100,000	(1)	Smart & Final Stores, Extended Term Loan B, 4.498%, 11/15/22	6,098,097	0.3
3,420,970		Supervalu, Term Loan, 5.500%, 03/21/19	3,450,370	0.2
			26,831,892	1.5

		Forest Products: 0.2%
2,770,563		Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	2,808,658	0.2

		Health Care: 9.5%
8,326,187		Acadia, New Term Loan B, 3.998%, 02/16/23	8,381,697	0.5
1,226,240		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,172,592	0.1
9,349,732		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	9,335,708	0.5
1,094,500		ATI Physical Therapy, First Lien Term Loan, 8.252%, 05/10/23	1,104,533	0.1
1,980,000		BioClinica, First Lien Term Loan, 5.250%, 10/20/23	1,975,050	0.1
2,659,029		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,622,468	0.2
3,320,051		Catalent Pharma Solutions, Inc. , USD Term Loan, 4.250%, 05/20/21	3,348,756	0.2
7,268,737	(1)	CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 06/07/23	7,338,183	0.4
8,654,580		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	8,387,214	0.5
1,307,782		Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,315,400	0.1
5,172,840		Connolly / iHealth Technologies, New First Lien Term Loan B, 3.748%, 09/22/23	5,213,255	0.3
2,249,475		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,900,806	0.1
6,700,649		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	6,440,999	0.4
4,800,000		Envision Healthcare Corporation, Tranche C, 3.998%, 11/17/23	4,845,000	0.3
4,314,188		ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 07/27/23	4,346,005	0.2
2,848,153		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,628,275	0.2
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	750,000	0.0
7,449,715		Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	7,403,154	0.4
2,610,000		inVentiv Health Inc., Term loan B, 4.750%, 11/09/23	2,619,380	0.1
7,318,598		Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	7,349,702	0.4
5,366,693		Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	5,470,195	0.3
767,650		NAPA, First Lien Term Loan, 6.000%, 04/19/23	774,208	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
4,866,314		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	$4,896,728	0.3
1,032,514		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,007,734	0.1
4,500,000	(1)	Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	4,494,375	0.3
7,361,901		Pharmaceutical Product Development, Inc., Term B, 4.250%, 08/18/22	7,444,723	0.4
2,871,250		Precyse, First Lien Term Loan, 6.500%, 10/20/22	2,909,532	0.2
2,280,000		Press Ganey, First Lien Term Loan, 4.250%, 10/01/23	2,299,239	0.1
225,000		Press Ganey, Second Lien Term Loan, 8.250%, 10/01/24	229,500	0.0
4,491,250		Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	4,423,881	0.3
2,417,758		Quorum Health, Term B, 6.750%, 04/29/22	2,363,791	0.1
3,310,599		Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	3,328,532	0.2
3,180,987		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	3,244,607	0.2
5,914,981		Sivantos (Siemens Audiology), Term Loan B USD, 4.250%, 01/17/22	5,963,040	0.3
6,928,562		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	6,976,113	0.4
8,047,068		Surgery Center Holdings, Inc., First Lien Term Loan, 4.750%, 11/03/20	8,111,195	0.5
7,676,231		U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	7,209,263	0.4
465,695		Valeant Pharmaceuticals International, Inc., First Lien Term Loan, 5.748%, 04/01/22	466,772	0.0
2,511,514		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 5.498%, 08/05/20	2,509,271	0.1
45,740		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 5.248%, 02/13/19	45,741	0.0
4,058,856		Vizient, Inc., Term Loan B-2, 5.000%, 02/11/23	4,128,193	0.2
			166,774,810	9.5

		Home Furnishings: 1.1%
7,044,875	(1)	ADT fka Protection One, Inc., Upsized ADT First Lien Term Loan B-1, 4.750%, 05/02/22	7,136,458	0.4
3,693,037		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,715,351	0.2
9,000,000		Serta Simmons Bedding, LLC, First Lien Term Loan, 4.500%, 10/20/23	9,090,000	0.5
			19,941,809	1.1

		Industrial Equipment: 2.9%
2,275,273		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,157,243	0.1
7,646,440		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	7,563,606	0.4
1,833,542		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,850,732	0.1
207,707		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	209,655	0.0
554,862		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	560,063	0.0
3,977,717		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	3,878,274	0.2
2,873,318		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	2,902,052	0.2
5,412,435	(1)	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	5,438,371	0.3
6,560,560		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,503,155	0.4
1,346,625		Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	1,372,716	0.1
2,448,342		Kenan Advantage Group, Inc., Term Loan B, 4.000%, 07/31/22	2,457,524	0.1
751,783		Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.000%, 07/31/22	754,603	0.1
903,757		MKS Instruments, Term Loan B, 3.748%, 04/29/23	915,430	0.1
7,744,985	(1)	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 3.750%, 08/21/23	7,790,975	0.5
5,859,000		Vertiv, Term Loan B, 6.000%, 09/29/23	5,917,590	0.3
			50,271,989	2.9

		Leisure Goods/Activities/Movies: 3.1%
8,319,582		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	8,277,984	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Goods/Activities/Movies: (continued)
7,110,779		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	$7,188,237	0.4
1,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,010,000	0.0
6,893,180	(1)	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 02/01/20	6,957,803	0.4
10,335,263	(1)	Fitness International, LLC., Term Loan B, 6.000%, 07/01/20	10,359,810	0.6
6,279,587		Life Time Fitness, Term Loan B, 4.250%, 06/10/22	6,316,655	0.4
2,082,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,095,875	0.1
5,106,953		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	5,113,336	0.3
4,014,101		SRAM, LLC, First Lien Term Loan, 4.000%, 04/10/20	4,004,066	0.2
1,925,000		UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	1,949,263	0.1
1,800,000		Winnebago, Term Loan B, 5.500%, 11/08/23	1,800,000	0.1
			55,073,029	3.1

		Lodging & Casinos: 4.1%
13,225,505	(1)	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	13,299,898	0.8
745,544		American Casino and Entertainment Properties LLC, Term Loan, 4.250%, 07/07/22	752,534	0.0
11,009,907	(1)	Aristocrat Leisure Limited, Term Loan B, 3.748%, 10/20/21	11,139,273	0.6
10,292,806	(1)	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/16/20	10,411,822	0.6
715,938		Eldorado Resorts, Inc., Term Loan B, 4.250%, 07/23/22	723,312	0.0
1,542,589		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	1,502,096	0.1
1,219,891		Golden Nugget, Inc., Delayed Draw Term Loan, 4.500%, 11/21/19	1,235,140	0.1
2,846,412		Golden Nugget, Inc., Term Loan, 4.500%, 11/21/19	2,881,993	0.2
346,500		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	343,685	0.0
3,985,000	(1)	La Quinta, First Lien Term Loan, 3.750%, 04/14/21	3,993,093	0.2
2,387,817		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	2,423,335	0.1
9,912,087		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	10,044,840	0.6
10,154,498	(1)	Station Casinos LLC, Term Loan, 3.998%, 06/01/23	10,288,538	0.6
3,973,281		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	4,015,000	0.2
			73,054,559	4.1

		Nonferrous Metals/Minerals: 0.6%
3,502,416		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	3,413,763	0.2
7,804,938		Novelis Inc., Term Loan B, 4.248%, 06/02/22	7,855,810	0.4
			11,269,573	0.6

		Oil & Gas: 1.0%
1,858,824		Energy Transfer Equity, L.P., New Term Loan, 4.248%, 12/02/19	1,870,006	0.1
4,761,034		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	3,898,096	0.2
3,362,063		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	2,653,229	0.2
5,458,572		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	5,298,227	0.3
1,975,785		Seventy Seven Energy Inc., Term Loan, 3.998%, 06/25/20	1,956,027	0.1
1,984,733		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	1,574,554	0.1
203,933		Southcross Holdings L.P., Exit Term Loan, 0.998%, 04/13/23	159,068	0.0
			17,409,207	1.0

		Property & Casualty Insurance: 0.2%
2,900,000		BroadStreet Partners, Inc., Term Loan B, 5.250%, 11/08/23	2,926,584	0.2

		Publishing: 1.1%
3,631,750		Cengage Learning Acquisition, Inc., Term Loan-B, 5.250%, 05/31/23	3,534,902	0.2
9,166,469	(1)	McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	9,185,947	0.5
2,688,944		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 06/01/22	2,668,777	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Publishing: (continued)
3,784,101		Tribune Company, Term Loan B, 3.998%, 12/31/20	$3,819,547	0.2
			19,209,173	1.1

		Radio & Television: 2.0%
4,427,475	(1)	CBS Radio, Inc., Term Loan B, 4.500%, 10/10/23	4,482,791	0.2
2,681,947		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	1,765,614	0.1
3,476,399		Clear Channel Communications, Inc., Term Loan E, 8.498%, 07/30/19	2,859,338	0.2
3,970,000	(1)	Learfield Communications, Inc, First Lien Term Loan, 4.250%, 12/01/23	3,994,812	0.2
5,560,000		Lions Gate Entertainment Corp, New Term Loan B, 3.998%, 12/08/23	5,600,799	0.3
2,026,808		Media General, Inc, DD Term Loan B, 4.000%, 07/31/20	2,030,246	0.1
348,545	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Mission, 3.998%, 09/30/23	351,844	0.0
3,911,455	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 3.998%, 09/30/23	3,948,473	0.2
1,596,786		Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,564,850	0.1
2,738,652		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	2,753,844	0.2
6,318,975		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	6,356,276	0.4
			35,708,887	2.0

		Retailers (Except Food & Drug): 7.4%
1,466,250		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,446,089	0.1
10,012,839		Academy Ltd., Term Loan, 5.000%, 07/01/22	9,283,333	0.5
8,545,922		Ascena Retail Group, Inc., Term Loan B, 5.498%, 08/21/22	8,346,521	0.5
2,120,000		Bass Pro Group, LLC, Asset Sale Facility, 5.748%, 05/15/18	2,125,300	0.1
6,249,278		Bass Pro Group, LLC, Term Loan B, 4.248%, 06/05/20	6,236,261	0.4
4,335,000		Bass Pro Group, LLC, Term Loan B, 5.998%, 11/04/23	4,302,873	0.2
5,964,975		Belk, First Lien Term Loan, 5.750%, 12/12/22	5,169,647	0.3
9,358,386		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	9,454,899	0.5
2,358,498		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,392,401	0.1
7,155,975		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	6,500,008	0.4
8,488,875		Harbor Freight Tools USA, Inc., Term Loan B, 4.248%, 08/15/23	8,606,259	0.5
4,013,825		Hudson's Bay Company, Term Loan B, 4.250%, 09/30/22	4,051,455	0.2
2,188,278		J. Crew, Term Loan B, 4.000%, 03/05/21	1,237,289	0.1
6,245,000		Jo-Ann Stores, Inc., Term Loan B, 6.000%, 10/15/23	6,278,829	0.4
3,187,821		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	2,430,713	0.1
6,014,925		Leslies Poolmart, Inc., Term Loan B, 5.500%, 08/16/23	6,080,085	0.3
7,985,824		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	7,995,710	0.5
7,525,456		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	6,584,774	0.4
5,458,561		Party City Holdings Inc, Term Loan-B, 3.998%, 08/11/22	5,502,486	0.3
7,853,212		Petco Animal Supplies, Inc., Term Loan-B1, 5.000%, 01/26/23	7,923,561	0.5
13,642,874		PetSmart, Inc., Term Loan-B, 4.000%, 03/11/22	13,710,311	0.8
4,553,866	(1)	Savers, Term Loan B, 5.000%, 07/09/19	4,223,711	0.2
			129,882,515	7.4

		Surface Transport: 1.3%
2,446,300		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,426,933	0.1
6,088,662		Navistar Inc., Term Loan B, 6.500%, 08/07/20	6,176,186	0.4
4,302,840		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	4,197,959	0.3
2,475,000		Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	2,376,000	0.1
6,775,649		XPO Logistics, Term Loan B, 4.250%, 10/31/21	6,870,508	0.4
			22,047,586	1.3

		Telecommunications: 6.1%
5,299,884		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	5,147,513	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
11,393,543		Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	$11,528,842	0.7
8,179,500	(1)	Asurion, LLC, Incremental Tranche B-5 Term Loan, 4.750%, 11/03/23	8,281,744	0.5
774,094		Asurion, LLC, Replacement B-2 Term Loan, 4.248%, 07/08/20	778,691	0.0
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,167,250	0.1
2,331,429		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,039,273	0.1
2,605,701		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	2,268,263	0.1
5,875,758	(1)	CommScope, Inc., Tranche 5 Term Loan, 3.498%, 10/18/22	5,936,354	0.3
12,096,533	(1)	Communications Sales & Leasing, Inc., Term Loan B, 4.500%, 10/24/22	12,253,788	0.7
2,400,000	(1)	Consolidated Communications, Inc., Incremental Term Loan, 4.000%, 10/05/23	2,418,751	0.1
5,460,000		Consolidated Communications, Inc., Term Loan B, 4.000%, 10/05/23	5,502,659	0.3
1,172,450		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	1,128,483	0.1
525,000		Encompass Digital Media, Inc., Second Lien, 8.750%, 06/05/22	459,375	0.0
1,272,530		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,266,167	0.1
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	827,289	0.0
2,915,362		Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	2,938,140	0.2
2,610,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	2,648,743	0.2
975,498		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.748%, 05/31/22	985,761	0.1
6,450,000	(1)	Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	6,528,206	0.4
4,533,519		Lightower Fiber Networks, First Lien Term Loan, 4.248%, 04/13/20	4,576,020	0.3
6,942,914	(1)	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	6,111,938	0.3
333,333	(1)	Syniverse Holdings, Inc., Tranche B Term Loan, 4.000%, 04/23/19	293,438	0.0
5,154,022		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	5,170,128	0.3
1,875,000	(1)	Windstream Corporation, Delayed Term Loan B-6, 4.998%, 03/29/21	1,887,306	0.1
6,118,108	(1)	Windstream Corporation, Upsized Term Loan B-6, 4.998%, 03/29/21	6,158,261	0.3
5,526,590		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	5,547,315	0.3
4,000,000	(1)	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	4,042,500	0.2
			107,892,198	6.1

		Utilities: 2.7%
2,169,563		Aclara Technologies LLC, Term Loan, 6.750%, 08/15/23	2,215,666	0.1
5,959,873	(1)	Calpine Corp, Term Loan B-5, 3.748%, 05/27/22	5,993,398	0.3
4,952,481		Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	4,986,529	0.3
3,043,000	(1)	Dayton Power and Light Company, Term Loan, 4.248%, 08/30/22	3,095,303	0.2
8,875,000		Dynegy Inc., Term Loan C, 5.000%, 06/30/23	8,998,620	0.5
4,531,441	(1)	TPF II Power, LLC, Term Loan, 5.000%, 10/02/21	4,576,756	0.3
1,000,000	(1)	Linden Power Complex, Term Loan, 4.500%, 06/15/23	1,009,375	0.1
2,289,970		Linden Power Complex, Term Loan, 5.250%, 06/15/23	2,315,256	0.1
1,970,000		Longview Power, LLC, Term Loan, 7.000%, 04/13/21	1,745,912	0.1
2,560,000		MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.000%, 09/30/22	2,547,200	0.1
1,386,000		RISEC, Term Loan, 5.750%, 12/19/22	1,392,930	0.1
1,386,500		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,374,946	0.1
5,374,286		Vistra Operations Company LLC (fka TCEH), Term Loan B, 5.000%, 08/04/23	5,424,670	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Utilities: (continued)
1,225,714	Vistra Operations Company LLC (fka TCEH), Term Loan C, 5.000%, 08/04/23	$1,242,759	0.1
		46,919,320	2.7

	Total Loans (Cost $1,650,869,915)	1,656,100,164	94.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
42,798	@	EveryWhere Global	320,985	0.0
57,165	@	Millennium Health, LLC	67,912	0.0
222	@	Southcross Holdings GP LLC	–	0.0
222	@	Southcross Holdings L.P. - Class A	78,810	0.0
	Total Equities and Other Assets (Cost $943,780)		467,707	0.0

	Total Long-Term Investments (Cost $1,651,813,695)		1,656,567,871	94.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.6%
	Loans: 0.1%
625,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/30/17
	(Cost $626,853)	629,844	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 11.5%
202,996,150	State Street Institutional Liquid Reserves Fund - Premier Class, 0.70%††
	(Cost $203,013,800)	202,996,150	11.5

	Total Short-Term Investments (Cost $203,640,653)	203,625,994	11.6

	Total Investments (Cost $1,855,454,348)	$1,860,193,865	105.6
	Liabilities in Excess of Other Assets	(98,261,656)	(5.6)
	Net Assets	$1,761,932,209	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
@	Non-income producing security

(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $1,855,795,230.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,351,320
Gross Unrealized Depreciation	(13,952,685)

Net Unrealized Appreciation	$4,398,635

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Loans	$–	$1,656,100,164	$–	$1,656,100,164
Equities and Other Assets	–	467,707	–	467,707
Short-Term Investments	202,996,150	629,844	–	203,625,994
Total Investments, at fair value	$202,996,150	$1,657,197,715	$–	$1,860,193,865
Other Financial Instruments+
Unfunded commitments	–	10,238	–	10,238
Total Assets	$202,996,150	$1,657,207,953	$–	$1,860,204,103

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

The following unfunded commitments were outstanding as of December 31, 2016:

Borrower	Principal Amount	Unrealized Appreciation/ (Depreciation)
Acrisure, LLC	$1,180,833	$7,380
Kenan Advantage Group, Inc.	172,023	484
TricorBraun, Inc.	296,745	2,374
		$10,238

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 55.1%
2,205,237		Fannie Mae 2005-43 PZ, 6.000%, 05/25/35	$2,604,452	0.2
1,048,761		Fannie Mae 2007-60 ZB, 4.750%, 05/25/37	1,167,791	0.1
4,254,795		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	4,692,491	0.3
15,862,135	^	Fannie Mae 2012-148 HI, 3.500%, 05/25/42	2,301,661	0.2
367,150		Fannie Mae Grantor Trust 2004-T1 1A1, 6.000%, 01/25/44	410,822	0.0
1,959,903		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/33	2,299,907	0.2
3,813,872		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/33	4,039,070	0.3
5,855,521		Fannie Mae REMIC Trust 2003-76 EZ, 5.000%, 08/25/33	6,608,547	0.5
548,869		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/34	595,658	0.0
2,187,071	^	Fannie Mae REMIC Trust 2005-17 ES, 5.994%, 03/25/35	304,685	0.0
1,629,571		Fannie Mae REMIC Trust 2005-59 NQ, 14.985%, 05/25/35	2,120,506	0.2
1,459,518		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/35	1,585,213	0.1
538,358		Fannie Mae REMIC Trust 2006-115 ES, 23.536%, 12/25/36	796,914	0.1
4,059,517	^	Fannie Mae REMIC Trust 2006-36 SP, 5.944%, 05/25/36	579,600	0.0
7,102,713	^	Fannie Mae REMIC Trust 2006-79 SH, 5.694%, 08/25/36	1,408,458	0.1
9,598,167		Fannie Mae REMIC Trust 2007-114 A6, 0.956%, 10/27/37	9,588,056	0.7
846,204		Fannie Mae REMIC Trust 2009-12 LK, 7.966%, 03/25/39	922,319	0.1
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/35	2,091,771	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/39	6,400,801	0.5
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/40	5,712,078	0.4
2,599,088		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	2,766,439	0.2
5,203,705	^	Fannie Mae REMIC Trust 2012-128 VS, 5.494%, 06/25/42	836,858	0.1
13,510,821	^	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/27	1,338,928	0.1
5,814,432	^	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/42	1,002,704	0.1
5,335,776	^	Fannie Mae REMIC Trust 2012-68 SD, 5.944%, 06/25/32	1,017,388	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/42	3,375,812	0.2
1,961,406	^	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/42	263,600	0.0
5,444,546	^	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/33	706,310	0.1
8,449,302		Fannie Mae Series 2016-51 S, 5.164%, 10/25/43	8,505,429	0.6
2,915,429		Freddie Mac 3770 GA, 4.500%, 10/15/40	3,183,463	0.2
5,090,510		Freddie Mac REMIC Trust 2005-S001 2A2, 0.906%, 09/25/45	4,973,674	0.4
777,580		Freddie Mac REMIC Trust 2653 SC, 6.414%, 07/15/33	846,900	0.1
1,072,172		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/34	1,133,379	0.1
359,945		Freddie Mac REMIC Trust 3012 ST, 19.426%, 04/15/35	514,633	0.0
652,589		Freddie Mac REMIC Trust 3065 DC, 17.748%, 03/15/35	927,519	0.1
1,380,838		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/36	1,535,518	0.1
8,148,491	^	Freddie Mac REMIC Trust 3181 TA, 0.500%, 07/15/36	171,558	0.0
132,992		Freddie Mac REMIC Trust 3182 PS, 25.784%, 04/15/32	135,608	0.0
831,082	^	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/35	155,403	0.0
582,589	^	Freddie Mac REMIC Trust 3753 PS, 5.396%, 06/15/40	37,605	0.0
6,161,874	^	Freddie Mac REMIC Trust 3795 PI, 4.500%, 10/15/35	175,334	0.0
945,523		Freddie Mac REMIC Trust 3864 NT, 5.500%, 03/15/39	1,024,803	0.1
4,671,699		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/41	4,937,016	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,941,942	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	$384,225	0.0
1,065,230		Freddie Mac Series 4040 UZ, 5.000%, 05/15/42	1,234,243	0.1
1,900,000		Freddie Mac Series 4048 CE, 4.000%, 05/15/42	1,967,679	0.1
391,571	^	Freddie Mac-Ginnie Mae Series 21 SA, 7.244%, 10/25/23	62,095	0.0
1,967,539		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/34	2,212,263	0.2
4,469,853		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/39	5,419,304	0.4
956,704		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/39	1,055,819	0.1
4,069,235		Ginnie Mae 2009-H01 FA, 1.889%, 11/20/59	4,118,449	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/40	2,298,130	0.2
2,615,515		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/40	2,893,992	0.2
9,051,576	^^	Ginnie Mae 2011-70 PO, 3.500%, 05/16/41	7,427,912	0.5
5,700,397		Ginnie Mae 2012-H14 FK, 1.110%, 07/20/62	5,693,724	0.4
7,561,282	^	Ginnie Mae 2014-107 XS, 4.893%, 07/16/44	992,874	0.1
3,884,518	^	Ginnie Mae 2014-96 SQ, 4.893%, 07/16/44	524,224	0.0
4,563,780		Ginnie Mae 2015-H13 FG, 0.930%, 04/20/65	4,528,260	0.3
32,860,430	^	Ginnie Mae 2016-120 IM, 3.500%, 07/20/46	5,619,705	0.4
389,307		Ginnie Mae 2016-69 ZL, 4.000%, 05/20/46	389,026	0.0
6,507,410	^	Ginnie Mae 2016-84 IO, 5.000%, 12/20/40	811,997	0.1
28,245,051		Ginnie Mae 2016-H20 FB, 1.080%, 09/20/66	28,153,099	2.0
25,002,190		Ginnie Mae 2016-H23 F, 1.280%, 10/20/66	24,923,473	1.8
255,389		Ginnie Mae Series 2002-11 TS, 18.878%, 02/16/32	335,793	0.0
42,362		Ginnie Mae Series 2002-15 SX, 14.522%, 01/20/32	55,168	0.0
990,496	^	Ginnie Mae Series 2002-76 SG, 6.893%, 10/16/29	214,289	0.0
6,586,401		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/33	7,093,200	0.5
241,360		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/34	270,400	0.0
1,112,604		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/34	1,244,395	0.1
16,576		Ginnie Mae Series 2004-27 SZ, 7.500%, 02/20/34	16,618	0.0
1,217,285		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/34	1,359,559	0.1
11,598		Ginnie Mae Series 2004-28 SV, 8.261%, 04/20/34	11,730	0.0
5,841,977		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/34	6,458,000	0.5
347,168		Ginnie Mae Series 2004-87 SB, 6.824%, 03/17/33	364,475	0.0
2,177,193	^	Ginnie Mae Series 2004-98 SA, 5.961%, 11/20/34	454,488	0.0
2,036,547		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/35	2,241,935	0.2
637,975	^	Ginnie Mae Series 2005-25 SI, 6.000%, 01/20/34	122,914	0.0
23,425,286		Ginnie Mae Series 2005-40 CZ, 5.500%, 05/20/35	25,762,774	1.9
1,895,014	^	Ginnie Mae Series 2005-7 AH, 6.063%, 02/16/35	324,292	0.0
1,261,909	^	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/35	359,352	0.0
1,057,822		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/35	1,175,033	0.1
777,345		Ginnie Mae Series 2005-91 UP, 12.885%, 09/16/31	941,789	0.1
1,800,000		Ginnie Mae Series 2005-92 PB, 6.000%, 12/20/35	2,093,671	0.2
9,427,301		Ginnie Mae Series 2005-96 Z, 5.500%, 12/16/35	10,508,530	0.8
10,410,910		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/36	12,553,096	0.9
861,188		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/36	992,456	0.1
17,284,842	^	Ginnie Mae Series 2006-26 TB, 0.250%, 06/20/36	166,705	0.0
3,080,526		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/36	3,499,100	0.3
3,323,934	^	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/37	967,962	0.1
185,155		Ginnie Mae Series 2007-37 S, 22.707%, 04/16/37	233,001	0.0
200,000		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/37	220,797	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
306,148		Ginnie Mae Series 2007-5 MT, 0.959%, 02/20/34	$308,890	0.0
4,341,089	^	Ginnie Mae Series 2007-53 SC, 5.761%, 09/20/37	791,219	0.1
81,250		Ginnie Mae Series 2007-53 SW, 17.988%, 09/20/37	111,208	0.0
2,243,131		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/37	2,501,069	0.2
4,159,697		Ginnie Mae Series 2007-63 Z, 6.000%, 10/20/37	4,755,372	0.3
2,414,196		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/38	2,945,372	0.2
1,157,783	^	Ginnie Mae Series 2008-3 SA, 5.811%, 01/20/38	186,817	0.0
2,404,845	^	Ginnie Mae Series 2008-40 PS, 5.793%, 05/16/38	421,471	0.0
5,265,054	^	Ginnie Mae Series 2008-82 SA, 5.261%, 09/20/38	813,825	0.1
8,846,433	^	Ginnie Mae Series 2009-110 SA, 5.643%, 04/16/39	1,108,652	0.1
687,294		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/39	747,871	0.1
2,055,651		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/39	2,273,894	0.2
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/39	1,149,762	0.1
5,893,758		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	6,418,413	0.5
5,418,642		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	5,860,232	0.4
2,544,398		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/39	3,056,010	0.2
561,615	^	Ginnie Mae Series 2009-55 BI, 1.000%, 06/16/37	20,023	0.0
1,504,820		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/39	1,794,776	0.1
1,494,969		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/39	1,994,387	0.1
576,974		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/39	739,610	0.1
2,101,006	^	Ginnie Mae Series 2009-66 QS, 5.361%, 05/20/32	268,664	0.0
2,729,770		Ginnie Mae Series 2009-67 NZ, 6.000%, 08/16/39	3,043,895	0.2
13,076		Ginnie Mae Series 2009-68 KA, 5.000%, 09/20/37	13,188	0.0
1,944,312	^	Ginnie Mae Series 2009-77 SA, 5.443%, 09/16/39	298,690	0.0
2,977,208		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/39	3,481,844	0.3
757,056		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/39	885,524	0.1
524,392		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/39	560,992	0.0
5,255,699	^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	801,208	0.1
3,884,303	^	Ginnie Mae Series 2010-116 NS, 5.943%, 09/16/40	676,773	0.1
465,383	^	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/40	67,876	0.0
1,000,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/40	1,103,644	0.1
2,797,788	^	Ginnie Mae Series 2010-158 SA, 5.311%, 12/20/40	471,043	0.0
1,876,349	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	118,894	0.0
7,446,898	^	Ginnie Mae Series 2010-166 GS, 5.261%, 12/20/40	1,170,367	0.1
4,081,685	^	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/39	526,535	0.0
2,750,000		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/40	2,981,216	0.2
6,466,805		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/40	6,693,327	0.5
1,292,546	^	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/39	185,845	0.0
1,600,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/40	1,770,336	0.1
2,123,551	^	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/40	760,818	0.1
5,641,857		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/39	6,416,464	0.5
2,688,123		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	2,915,792	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,552,535		Ginnie Mae Series 2010-61 EZ, 5.000%, 05/20/40	$43,065,125	3.1
4,761,000		Ginnie Mae Series 2010-67 JD, 4.500%, 05/20/39	5,024,569	0.4
1,947,727	^	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/38	146,132	0.0
93,254	^	Ginnie Mae Series 2010-89 KI, 4.500%, 12/20/37	2,937	0.0
2,920,170	^	Ginnie Mae Series 2010-9 SB, 5.761%, 09/20/38	241,994	0.0
8,604,837		Ginnie Mae Series 2010-H01 FA, 1.426%, 01/20/60	8,647,723	0.6
10,334,050		Ginnie Mae Series 2010-H10 FB, 1.606%, 05/20/60	10,461,508	0.8
11,095,281		Ginnie Mae Series 2010-H10 FC, 1.606%, 05/20/60	11,214,094	0.8
11,523,795		Ginnie Mae Series 2010-H20 AF, 0.860%, 10/20/60	11,403,815	0.8
831,736	^	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/41	152,827	0.0
289,566		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	334,742	0.0
722,932		Ginnie Mae Series 2011-169 BG, 5.409%, 04/16/39	788,265	0.1
6,307,831		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/41	6,784,448	0.5
1,741,405		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/40	1,880,918	0.1
13,595,603	^	Ginnie Mae Series 2011-73 LS, 5.951%, 08/20/39	1,719,539	0.1
2,819,000		Ginnie Mae Series 2011-85 LC, 4.000%, 10/20/40	2,965,984	0.2
1,563,661		Ginnie Mae Series 2011-H07 FA, 1.030%, 02/20/61	1,557,535	0.1
3,038,615	^	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/39	607,187	0.0
4,623,246	^	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/40	589,907	0.0
1,344,572	^	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/42	218,664	0.0
14,851,500	^	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/37	1,666,601	0.1
887,160	^	Ginnie Mae Series 2012-34 MS, 5.993%, 04/16/41	154,638	0.0
481,273		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	502,457	0.0
4,103,237		Ginnie Mae Series 2012-43 MB, 4.000%, 04/20/42	4,502,424	0.3
8,094,152	^	Ginnie Mae Series 2012-48 SA, 5.943%, 04/16/42	1,721,502	0.1
11,091,807	^	Ginnie Mae Series 2012-60 SG, 5.393%, 05/16/42	1,950,092	0.1
3,057,813	^	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/41	451,443	0.0
36,223	^	Ginnie Mae Series 2012-98 WI, 4.500%, 02/20/38	1,137	0.0
2,828,942		Ginnie Mae Series 2012-H11 VA, 1.180%, 05/20/62	2,831,625	0.2
33,506,693		Ginnie Mae Series 2012-H12 FB, 1.580%, 02/20/62	33,962,465	2.5
2,126,634		Ginnie Mae Series 2012-H20 BA, 1.090%, 09/20/62	2,121,557	0.2
4,772,599		Ginnie Mae Series 2012-H29 SA, 1.045%, 10/20/62	4,749,219	0.3
3,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/39	3,113,598	0.2
2,824,960		Ginnie Mae Series 2013-148 YA, 4.500%, 09/20/40	2,958,806	0.2
1,242,360		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/43	1,181,922	0.1
1,900,000	^	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/43	660,684	0.1
2,345,896	^	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/42	372,599	0.0
12,177,467	^	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/42	2,029,471	0.1
6,858,823	^	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/40	686,210	0.1
6,393,672		Ginnie Mae Series 2013-H05 FB, 0.930%, 02/20/62	6,391,034	0.5
2,851,017		Ginnie Mae Series 2013-H08 BF, 0.930%, 03/20/63	2,825,770	0.2
6,535,454		Ginnie Mae Series 2013-H10 FT, 1.120%, 04/20/63	6,529,386	0.5

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,661,117		Ginnie Mae Series 2013-H14 FC, 1.000%, 06/20/63	$4,634,738	0.3
1,667,918		Ginnie Mae Series 2013-H18 BA, 1.130%, 07/20/63	1,666,219	0.1
4,879,698		Ginnie Mae Series 2013-H19 DF, 1.180%, 05/20/63	4,879,861	0.4
11,013,517		Ginnie Mae Series 2013-H19 FC, 1.339%, 08/20/63	11,001,050	0.8
3,798,401		Ginnie Mae Series 2013-H20 FB, 1.530%, 08/20/63	3,847,052	0.3
4,680,981		Ginnie Mae Series 2013-H23 FA, 1.830%, 09/20/63	4,790,344	0.3
10,028,720		Ginnie Mae Series 2013-H23 TA, 1.250%, 09/20/63	10,061,133	0.7
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/44	2,931,318	0.2
1,470,861		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/44	1,538,383	0.1
6,373,953	^	Ginnie Mae Series 2014-30 ES, 4.261%, 03/20/40	744,438	0.1
13,106,145		Ginnie Mae Series 2015-10 Q, 2.248%, 10/20/44	12,706,641	0.9
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/45	12,384,829	0.9
4,675,972	^	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/44	884,561	0.1
99,235,968		Ginnie Mae Series 2015-H31 FT, 1.180%, 11/20/65	99,626,938	7.2
19,373,976	^	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/46	3,861,032	0.3
10,832,161		Ginnie Mae Series 2016-5 AB, 4.681%, 01/20/46	11,667,678	0.8
33,108,913		Ginnie Mae Series 2016-H08 FT, 1.250%, 02/20/66	33,300,342	2.4
1,116,352		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/41	1,154,237	0.1

	Total Collateralized Mortgage Obligations (Cost $760,411,222)		760,613,851	55.1

ASSET-BACKED SECURITIES: 0.8%
		Other Asset-Backed Securities: 0.8%
2,554,119		Fannie Mae Grantor Trust 2003-T4 2A6, 4.761%, 07/26/33	2,696,229	0.2
212,015		Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/32	228,136	0.0
379,662		Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/33	389,429	0.0
451,936		Fannie Mae REMIC Trust 2002-W2 AF6, 6.640%, 05/25/32	469,607	0.0
8,089,257		Fannie Mae REMIC Trust 2003-W16 AF5, 4.561%, 11/25/33	8,204,788	0.6

	Total Asset-Backed Securities (Cost $11,888,379)		11,988,189	0.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
932,312		Ginnie Mae Series 2004-23 Z, 5.461%, 03/16/44	989,813	0.1
14,611,580	^	Ginnie Mae Series 2006-67 IO, 0.385%, 11/16/46	102,990	0.0
2,062,089		Ginnie Mae Series 2007-52 Z, 4.350%, 01/16/48	2,187,295	0.2
1,951,631		Ginnie Mae Series 2008-39 Z, 4.500%, 02/16/48	2,131,837	0.2
589,470	^	Ginnie Mae Series 2008-45 IO, 0.669%, 02/16/48	4,671	0.0
1,510,875		Ginnie Mae Series 2008-48 Z, 4.865%, 04/16/48	1,555,103	0.1
1,000,000		Ginnie Mae Series 2009-115 D, 4.632%, 01/16/50	1,064,199	0.1
5,729,489		Ginnie Mae Series 2009-60 Z, 4.910%, 06/16/49	6,007,466	0.4
8,261,691	^	Ginnie Mae Series 2010-122 IO, 0.256%, 02/16/44	238,233	0.0
112,728	^	Ginnie Mae Series 2010-123 IA, 1.828%, 10/16/52	5,435	0.0
34,012,635	^	Ginnie Mae Series 2011-47 IO, 0.007%, 01/16/51	450,089	0.0
1,391,454		Ginnie Mae Series 2011-53 B, 4.397%, 05/16/51	1,450,049	0.1
4,000,000		Ginnie Mae Series 2011-95 C, 3.526%, 01/16/40	4,108,748	0.3

	Total Commercial Mortgage-Backed Securities (Cost $20,676,637)		20,295,928	1.5

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.1%
		Federal Home Loan Mortgage Corporation: 0.7%##
4,972,084		4.000%, due 11/01/45	$5,227,057	0.4
29,470		5.410%, due 07/01/37	32,566	0.0
22,587		5.410%, due 08/01/37	24,953	0.0
65,161		5.410%, due 08/01/37	71,967	0.0
70,004		5.440%, due 01/01/37	77,414	0.0
45,049		5.440%, due 02/01/37	49,832	0.0
25,527		5.440%, due 02/01/37	28,233	0.0
56,876		5.440%, due 04/01/37	62,915	0.0
36,795		5.440%, due 07/01/37	40,684	0.0
46,323		5.440%, due 08/01/37	51,204	0.0
62,720		5.440%, due 09/01/37	69,349	0.0
50,558		5.440%, due 02/01/38	55,922	0.0
11,093		5.440%, due 06/01/38	12,266	0.0
117,307		5.450%, due 12/01/37	129,087	0.0
152,420		5.450%, due 12/01/37	167,021	0.0
170,903		5.460%, due 05/01/37	188,335	0.0
34,212		5.460%, due 07/01/37	37,649	0.0
78,455		5.460%, due 08/01/37	86,812	0.0
42,983		5.460%, due 01/01/38	47,299	0.0
20,058		5.460%, due 04/01/38	22,203	0.0
129,042		5.480%, due 08/01/37	142,902	0.0
119,472		5.480%, due 10/01/37	131,309	0.0
245,872		5.500%, due 08/01/37	272,492	0.1
103,839		5.500%, due 11/01/37	115,081	0.0
31,483		5.500%, due 04/01/38	34,910	0.0
42,749		5.520%, due 09/01/37	47,425	0.0
19,916		5.520%, due 10/01/37	22,095	0.0
34,710		5.520%, due 01/01/38	38,501	0.0
72,155		5.620%, due 12/01/36	80,296	0.0
111,961		5.620%, due 03/01/37	124,596	0.0
76,344		5.620%, due 08/01/37	85,004	0.0
56,132		5.620%, due 12/01/37	62,478	0.0
388,393		5.625%, due 12/01/36	434,516	0.1
306,087		5.625%, due 01/01/37	341,689	0.1
41,905		5.625%, due 01/01/37	46,659	0.0
33,562		5.625%, due 02/01/37	37,365	0.0
73,847		5.625%, due 03/01/37	82,226	0.0
194,404		5.625%, due 03/01/37	216,500	0.0
104,341		5.625%, due 06/01/37	116,179	0.0
132,443		5.625%, due 07/01/37	147,503	0.0
94,363		5.625%, due 07/01/37	105,093	0.0
124,053		5.625%, due 02/01/38	138,176	0.0
204,100		5.700%, due 06/01/37	227,770	0.0
147,992		5.700%, due 09/01/37	165,190	0.0
151,411		5.700%, due 12/01/37	168,063	0.0
108,262		6.090%, due 12/01/37	122,383	0.0
15,443		7.500%, due 01/01/30	18,571	0.0
10,257		8.000%, due 01/01/30	10,296	0.0
11,370		9.500%, due 07/01/20	11,557	0.0
			10,029,593	0.7

		Federal National Mortgage Association: 13.7%##
45,000,000	W	3.500%, due 06/25/42	46,125,001	3.4
31,524,685		3.500%, due 01/01/44	32,525,458	2.4
9,999,688		3.500%, due 03/01/46	10,307,498	0.8
62,487,000	W	4.000%, due 08/25/40	65,698,003	4.8
16,973,138		4.000%, due 05/01/42	17,976,836	1.3
2,624,573		4.000%, due 05/01/45	2,762,189	0.2
1,021,122		4.250%, due 08/01/35	1,093,113	0.1
407,021		4.750%, due 11/01/34	441,743	0.0
964,320		4.750%, due 11/01/34	1,052,487	0.1
811,410		4.750%, due 02/01/35	878,314	0.1
977,028		4.750%, due 04/01/35	1,060,482	0.1
979,104		4.750%, due 05/01/35	1,068,262	0.1
188,182		4.750%, due 07/01/35	203,604	0.0
1,045,556		4.750%, due 07/01/35	1,140,743	0.1
243,316		5.000%, due 02/01/33	265,117	0.0
223,750		5.000%, due 07/01/33	243,923	0.0
97,634		5.000%, due 03/01/36	106,353	0.0
425,208		5.000%, due 05/01/36	463,571	0.0
173,519		5.030%, due 05/01/37	189,121	0.0
313,898		5.030%, due 09/01/37	342,954	0.0
54,820		5.155%, due 11/01/36	60,079	0.0
462,648		5.155%, due 01/01/37	510,242	0.1
16,760		5.250%, due 06/01/29	18,425	0.0
218,100		5.250%, due 04/01/32	240,180	0.0
94,231		5.250%, due 04/01/32	103,745	0.0
221,074		5.280%, due 11/01/36	243,478	0.0
31,019		5.280%, due 11/01/36	34,140	0.0
139,277		5.280%, due 01/01/37	153,379	0.0
60,510		5.300%, due 09/01/36	66,666	0.0
50,318		5.300%, due 10/01/36	55,423	0.0
56,823		5.300%, due 10/01/36	62,633	0.0
274,687		5.300%, due 12/01/36	302,848	0.0
140,978		5.300%, due 12/01/36	155,237	0.0
76,513		5.300%, due 02/01/37	84,308	0.0
79,111		5.300%, due 04/01/37	87,147	0.0
159,648		5.300%, due 05/01/37	175,974	0.0
537,970		5.300%, due 08/01/37	595,546	0.1
71,009		5.350%, due 04/01/29	79,085	0.0
50,611		5.350%, due 09/01/29	56,451	0.0
314,716		5.390%, due 12/01/37	348,099	0.0
78,256		5.390%, due 05/01/38	88,772	0.0
298,125		5.405%, due 11/01/36	329,868	0.0
439,064		5.405%, due 02/01/37	488,592	0.0
120,138		5.620%, due 12/01/36	128,964	0.0
55,486		5.875%, due 06/01/35	58,132	0.0
60,261		5.900%, due 09/01/28	68,427	0.0
146,289		6.600%, due 07/01/27	159,230	0.0
85,798		6.600%, due 09/01/27	93,123	0.0
41,155		6.600%, due 11/01/27	42,609	0.0
33,638		6.600%, due 03/01/28	34,071	0.0
83,128		6.600%, due 06/01/28	87,821	0.0
21,868		7.500%, due 05/01/28	22,125	0.0
			188,979,591	13.7

		Government National Mortgage Association: 52.7%
16,500,000	W	2.500%, due 08/20/46	16,012,595	1.2
5,342,119		2.690%, due 10/20/63	5,716,319	0.4
321,832,000	W	3.000%, due 01/15/43	325,886,320	23.6
769,726		3.000%, due 11/20/45	780,549	0.1
367,769		3.000%, due 12/20/45	373,036	0.0
127,819		3.000%, due 12/20/45	129,616	0.0
529,778		3.000%, due 12/20/45	537,505	0.1
570,161		3.000%, due 01/20/46	578,506	0.1
38,582,113		3.500%, due 06/20/46	40,162,055	2.9
47,802,541		3.500%, due 07/20/46	49,760,092	3.6
9,938,834		3.500%, due 08/20/46	10,361,116	0.8
54,839,867		3.500%, due 09/20/46	57,098,335	4.1
25,155,787		3.500%, due 11/20/46	26,190,730	1.9
26,155,382		3.500%, due 12/20/46	27,231,454	2.0
7,620,521		3.750%, due 05/20/42	8,016,631	0.6
9,697,533		3.750%, due 05/20/42	10,206,639	0.8
177,458		4.000%, due 05/20/33	190,850	0.0
222,415		4.000%, due 08/15/33	236,435	0.0
56,771		4.000%, due 01/15/34	60,371	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
182,243		4.000%, due 03/15/34	$193,687	0.0
2,252,958		4.000%, due 05/20/34	2,409,582	0.2
1,480,612		4.000%, due 07/20/34	1,573,893	0.1
2,404,631		4.000%, due 07/20/34	2,555,988	0.2
169,882		4.000%, due 08/20/35	180,696	0.0
447,883		4.000%, due 05/15/40	476,369	0.0
25,000,000	W	4.000%, due 09/20/40	26,551,268	1.9
3,544,399		4.000%, due 09/20/40	3,692,596	0.3
5,374,385		4.000%, due 07/20/41	5,604,960	0.4
1,108,803		4.000%, due 09/15/42	1,186,906	0.1
4,027,191		4.000%, due 10/20/43	4,291,152	0.3
5,308,094		4.000%, due 12/20/44	5,678,914	0.4
5,415,810		4.000%, due 01/20/45	5,793,300	0.4
524,465		4.000%, due 12/20/45	559,117	0.1
1,453,976		4.000%, due 01/20/46	1,554,730	0.1
8,731,456		4.000%, due 01/20/46	9,312,024	0.7
7,687,611		4.000%, due 03/20/46	8,201,387	0.6
22,255		4.500%, due 07/20/36	23,801	0.0
12,452		4.500%, due 08/20/36	13,315	0.0
1,753,537		4.500%, due 10/15/39	1,920,409	0.2
1,086,187		4.500%, due 11/15/39	1,175,677	0.1
1,323,588		4.500%, due 11/15/39	1,442,714	0.1
379,360		4.500%, due 12/15/39	415,962	0.0
1,058,068		4.500%, due 01/15/40	1,148,481	0.1
119,026		4.500%, due 01/20/40	122,806	0.0
3,967,674		4.500%, due 02/15/40	4,308,377	0.3
540,494		4.500%, due 06/15/40	585,977	0.1
207,205		4.500%, due 07/20/40	213,786	0.0
794,209		4.500%, due 08/20/40	819,152	0.1
147,035		4.500%, due 07/20/41	151,705	0.0
2,480,102		4.500%, due 09/20/41	2,674,186	0.2
1,822,404		4.567%, due 07/20/62	1,933,722	0.2
9,106,883		4.634%, due 09/20/61	9,870,129	0.7
938,165		4.700%, due 08/20/62	1,005,560	0.1
3,422,878		4.875%, due 06/20/61	3,555,831	0.3
23,957		5.000%, due 05/15/18	24,788	0.0
86,523		5.000%, due 03/20/24	92,879	0.0
247,998		5.000%, due 04/15/29	271,261	0.0
315,800		5.000%, due 04/15/30	346,801	0.0
1,718,474		5.000%, due 04/20/30	1,824,774	0.1
336,146		5.000%, due 10/15/30	369,174	0.0
380,444		5.000%, due 07/15/33	417,917	0.0
93,997		5.000%, due 03/15/34	102,814	0.0
86,096		5.000%, due 04/15/34	94,172	0.0
323,627		5.000%, due 04/15/34	353,984	0.0
80,165		5.000%, due 01/15/35	87,714	0.0
38,769		5.000%, due 03/15/35	42,406	0.0
389,722		5.000%, due 03/15/35	427,561	0.0
562,693		5.000%, due 04/15/35	626,768	0.1
98,022		5.000%, due 04/15/35	107,217	0.0
160,318		5.000%, due 04/15/35	175,442	0.0
171,071		5.000%, due 04/15/35	187,215	0.0
46,043		5.000%, due 05/15/35	51,483	0.0
153,280		5.000%, due 05/20/35	170,831	0.0
87,865		5.000%, due 06/15/35	96,122	0.0
74,817		5.000%, due 09/15/35	81,855	0.0
774,337		5.000%, due 11/20/35	854,456	0.1
393,943		5.000%, due 04/20/36	434,139	0.0
161,600		5.000%, due 02/15/38	176,866	0.0
84,941		5.000%, due 06/20/38	88,074	0.0
45,091		5.000%, due 08/20/38	46,782	0.0
197,237		5.000%, due 10/20/38	204,675	0.0
147,503		5.000%, due 11/20/38	153,052	0.0
392,529		5.000%, due 01/20/39	407,236	0.0
262,927		5.000%, due 02/15/39	288,086	0.0
325,634		5.000%, due 03/15/39	356,180	0.0
1,822,956		5.000%, due 11/15/39	2,037,617	0.2
1,222,253		5.000%, due 11/15/39	1,366,063	0.1
448,360		5.000%, due 11/15/39	495,446	0.0
403,079		5.000%, due 04/15/40	446,294	0.0
1,754,896		5.000%, due 05/15/40	1,955,744	0.2
1,278,528		5.000%, due 09/15/40	1,407,076	0.1
1,920,037		5.000%, due 07/20/41	2,112,703	0.2
1,921,940		5.250%, due 01/20/36	2,133,515	0.2
15,500		5.350%, due 01/15/29	17,174	0.0
91,853		5.350%, due 01/20/29	100,041	0.0
59,378		5.350%, due 02/20/29	64,674	0.0
176,059		5.350%, due 04/20/29	191,789	0.0
71,378		5.350%, due 06/20/29	77,744	0.0
52,471		5.350%, due 08/20/29	57,166	0.0
106,758		5.350%, due 10/20/29	116,302	0.0
44,825		5.350%, due 11/20/29	48,764	0.0
138,425		5.390%, due 05/15/38	153,923	0.0
339,821		5.390%, due 08/20/38	380,723	0.0
181,283		5.390%, due 09/15/38	201,584	0.0
84,013		5.390%, due 07/15/39	94,125	0.0
65,327		5.390%, due 08/15/39	72,522	0.0
104,700		5.390%, due 02/15/40	117,302	0.0
28,040		5.480%, due 09/20/37	30,695	0.0
106,292		5.500%, due 08/20/24	116,359	0.0
2,247		5.500%, due 04/20/29	2,463	0.0
73,922		5.500%, due 12/20/32	83,026	0.0
260,512		5.500%, due 08/20/33	293,090	0.0
79,579		5.500%, due 11/20/33	81,805	0.0
75,377		5.500%, due 12/20/33	84,498	0.0
77,861		5.500%, due 03/20/34	80,054	0.0
445,564		5.500%, due 04/20/34	500,441	0.1
8,053		5.500%, due 04/20/34	8,812	0.0
469,499		5.500%, due 04/20/34	508,847	0.1
100,767		5.500%, due 06/20/34	105,138	0.0
318,652		5.500%, due 06/20/34	350,450	0.0
123,056		5.500%, due 07/20/34	134,774	0.0
206,010		5.500%, due 07/20/34	225,638	0.0
125,119		5.500%, due 01/20/35	130,560	0.0
446,455		5.500%, due 05/15/35	498,297	0.1
177,951		5.500%, due 05/20/35	194,882	0.0
150,108		5.500%, due 06/20/35	164,400	0.0
719,861		5.500%, due 07/15/35	803,451	0.1
613,918		5.500%, due 08/15/35	692,790	0.1
318,599		5.500%, due 09/20/35	350,418	0.0
176,641		5.500%, due 04/15/36	197,196	0.0
106,448		5.500%, due 06/20/36	117,919	0.0
18,779		5.500%, due 06/20/38	19,805	0.0
47,593		5.500%, due 08/20/38	50,216	0.0
80,929		5.500%, due 09/20/38	85,357	0.0
10,414		5.500%, due 10/20/38	10,983	0.0
109,118		5.500%, due 11/20/38	115,088	0.0
12,319		5.500%, due 12/20/38	12,992	0.0
98,903		5.500%, due 01/15/39	110,468	0.0
17,619		5.500%, due 01/20/39	18,583	0.0
258,415		5.500%, due 03/20/39	272,554	0.0
32,829		5.500%, due 06/15/39	36,646	0.0
20,467		5.500%, due 06/20/39	21,590	0.0
79,115		5.500%, due 10/20/39	87,812	0.0
287,075		5.500%, due 09/15/40	320,565	0.0
21,927		5.900%, due 03/20/28	24,347	0.0
79,004		5.900%, due 05/20/28	87,742	0.0
47,372		5.900%, due 07/20/28	52,608	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
30,758		5.900%, due 08/20/28	$34,137	0.0
52,859		5.900%, due 09/20/28	58,689	0.0
1,555,823		5.970%, due 11/15/31	1,579,150	0.1
82,900		6.000%, due 01/20/24	87,752	0.0
207,295		6.000%, due 10/15/25	235,188	0.0
439,384		6.000%, due 04/15/26	501,728	0.1
54,580		6.000%, due 10/20/27	60,838	0.0
207,674		6.000%, due 05/15/29	226,635	0.0
134,261		6.000%, due 10/20/34	156,570	0.0
297,764		6.000%, due 03/15/37	337,974	0.0
169,323		6.000%, due 09/20/37	190,172	0.0
29,688		6.000%, due 05/20/38	32,715	0.0
259,646		6.000%, due 08/20/38	279,637	0.0
77,713		6.000%, due 09/20/38	83,712	0.0
101,003		6.000%, due 10/20/38	108,779	0.0
235,838		6.000%, due 11/15/38	267,813	0.0
304,980		6.000%, due 12/15/38	348,154	0.0
308,250		6.000%, due 12/15/38	350,044	0.0
641,539		6.000%, due 08/15/39	752,039	0.1
787,015		6.000%, due 08/15/39	925,186	0.1
160,428		6.490%, due 01/15/28	183,134	0.0
51,040		6.500%, due 07/20/29	58,884	0.0
58,114		6.500%, due 07/20/32	59,891	0.0
2,372		6.500%, due 09/20/34	2,636	0.0
17,612		7.500%, due 08/20/27	20,832	0.0
			727,363,976	52.7

		Total U.S. Government Agency Obligations (Cost $926,123,959)	926,373,160	67.1

U.S. TREASURY OBLIGATIONS: 2.0%
		U.S. Treasury Bonds: 2.0%
28,571,000		2.000%, due 11/15/26	27,448,931	2.0

		Total U.S. Treasury Obligations (Cost $28,254,182)	27,448,931	2.0

		Total Long-Term Investments (Cost $1,747,354,379)	1,746,720,059	126.5

SHORT-TERM INVESTMENTS: 2.2%
		U.S. Treasury Bills: 2.2%
30,000,000	Z	United States Treasury Bill, 0.480%, 03/23/17
		(Cost $29,965,168)	29,967,510	2.2

		Total Short-Term Investments (Cost $29,965,168)	29,967,510	2.2

		Total Investments in Securities (Cost $1,777,319,547)	$1,776,687,569	128.7
		Liabilities in Excess of Other Assets	(395,956,780)	(28.7)
		Net Assets	$1,380,730,789	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.

^ Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $1,779,152,677.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,792,971
Gross Unrealized Depreciation	(15,258,079)

Net Unrealized Depreciation	$(2,465,108)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$760,613,851	$–	$760,613,851
Short-Term Investments	–	29,967,510	–	29,967,510
U.S. Treasury Obligations	–	27,448,931	–	27,448,931
Commercial Mortgage-Backed Securities	–	20,295,928	–	20,295,928
U.S. Government Agency Obligations	–	926,373,160	–	926,373,160
Asset-Backed Securities	–	11,988,189	–	11,988,189
Total Investments, at fair value	$–	$1,776,687,569	$–	$1,776,687,569
Other Financial Instruments+
Futures	1,108,127	–	–	1,108,127
Total Assets	$1,108,127	$1,776,687,569	$–	$1,777,795,696

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(704)	03/22/17	$(87,494,000)	$433,085
U.S. Treasury 2-Year Note	(295)	03/31/17	(63,922,812)	59,373
U.S. Treasury 5-Year Note	(542)	03/31/17	(63,773,921)	219,153
U.S. Treasury Long Bond	(267)	03/22/17	(40,225,219)	396,516
			$(255,415,952)	$1,108,127

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya GNMA Income Fund as of December 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$1,108,127
Total Asset Derivatives		$1,108,127

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Basic Materials: 7.0%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$654,875	0.1
1,400,000	#	Anglo American Capital PLC, 4.875%, 05/14/25	1,426,250	0.2
1,240,000		ArcelorMittal, 6.125%, 06/01/25	1,364,000	0.2
1,500,000		ArcelorMittal, 6.500%, 03/01/21	1,650,000	0.2
1,635,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	1,675,875	0.2
2,120,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	2,125,300	0.3
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,499,400	0.2
920,000	#	Constellium NV, 5.750%, 05/15/24	864,800	0.1
500,000	#	Constellium NV, 7.875%, 04/01/21	539,375	0.1
2,200,000		Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,073,500	0.3
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,998,048	0.3
1,450,000		Hexion, Inc., 6.625%, 04/15/20	1,290,500	0.2
1,000,000		Hexion, Inc., 8.875%, 02/01/18	1,000,000	0.2
250,000	#	HudBay Minerals, Inc., 7.250%, 01/15/23	259,375	0.0
250,000	#	HudBay Minerals, Inc., 7.625%, 01/15/25	260,470	0.0
550,000		Huntsman International LLC, 4.875%, 11/15/20	572,687	0.1
1,080,000		Huntsman International LLC, 5.125%, 11/15/22	1,107,000	0.2
2,800,000	#	INEOS Group Holdings SA, 5.625%, 08/01/24	2,786,000	0.4
2,100,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,378,250	0.3
2,000,000	±	Momentive Performance Materials, Inc. Escrow	–	–
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,417,500	0.2
1,500,000		PolyOne Corp., 5.250%, 03/15/23	1,530,000	0.2
485,000	#	PQ Corp., 6.750%, 11/15/22	520,163	0.1
2,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,180,800	0.3
1,860,000	#	SPCM SA, 6.000%, 01/15/22	1,939,050	0.3
675,000		Steel Dynamics, Inc., 5.125%, 10/01/21	707,360	0.1
1,425,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,514,063	0.2
2,000,000		Teck Resources Ltd., 4.500%, 01/15/21	2,020,000	0.3
1,160,000		Teck Resources Ltd., 4.750%, 01/15/22	1,168,700	0.2
2,700,000		Teck Resources Ltd., 5.200%, 03/01/42	2,389,500	0.4
1,000,000		Tronox Finance LLC, 6.375%, 08/15/20	940,000	0.1
2,105,000	#	Tronox Finance LLC, 7.500%, 03/15/22	1,973,437	0.3
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,500,000	0.2
1,120,000	#	Valvoline, Inc., 5.500%, 07/15/24	1,162,000	0.2
1,605,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,677,225	0.2
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	584,831	0.1
			48,750,334	7.0

		Communications: 19.3%
1,860,000	#	Acosta, Inc., 7.750%, 10/01/22	1,571,700	0.2
600,000	#	Altice Financing SA, 6.500%, 01/15/22	627,000	0.1
905,000	#	Altice Financing SA, 6.625%, 02/15/23	932,150	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,040,000	0.1
2,470,000	#	Altice SA, 7.625%, 02/15/25	2,602,762	0.4
2,170,000	#	Altice SA, 7.750%, 05/15/22	2,321,900	0.3
1,040,000		Cablevision Systems Corp., 5.875%, 09/15/22	1,016,600	0.1
1,115,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	1,151,237	0.2
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	772,879	0.1
1,120,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,145,200	0.2
2,895,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	3,003,562	0.4
1,500,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	1,605,000	0.2
2,050,000		CenturyLink, Inc., 5.625%, 04/01/20	2,175,562	0.3
2,495,000		CenturyLink, Inc., 5.800%, 03/15/22	2,559,571	0.4
675,000		CenturyLink, Inc., 7.500%, 04/01/24	710,437	0.1
955,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	976,487	0.1
2,750,000		Clear Channel Communications, Inc. Term Loan D, 7.520%, 01/30/19	2,243,541	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	$271,350	0.0
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	750,075	0.1
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	101,325	0.0
2,030,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,036,334	0.3
1,740,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,853,100	0.3
2,585,000		CSC Holdings LLC, 5.250%, 06/01/24	2,533,300	0.4
1,375,000	#	CSC Holdings LLC, 6.625%, 10/15/25	1,505,625	0.2
2,530,000	#	CSC Holdings LLC, 10.875%, 10/15/25	3,017,025	0.4
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	1,067,325	0.2
1,200,000		DISH DBS Corp., 5.875%, 11/15/24	1,239,300	0.2
1,800,000		DISH DBS Corp., 5.875%, 07/15/22	1,899,000	0.3
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,163,625	0.2
1,560,000		DISH DBS Corp., 7.750%, 07/01/26	1,762,800	0.3
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	900,000	0.1
560,000		Frontier Communications Corp., 8.875%, 09/15/20	598,500	0.1
1,705,000		Frontier Communications Corp., 10.500%, 09/15/22	1,798,860	0.3
1,900,000		Frontier Communications Corp., 11.000%, 09/15/25	1,968,875	0.3
1,685,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,634,450	0.2
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	339,400	0.0
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	390,000	0.1
940,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	721,450	0.1
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	317,500	0.0
80,000		Lamar Media Corp., 5.750%, 02/01/26	84,500	0.0
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,065,000	0.3
1,195,000		Level 3 Financing, Inc., 5.125%, 05/01/23	1,202,469	0.2
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,488,750	0.2
1,800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	1,822,500	0.3
780,000		LIN Television Corp., 5.875%, 11/15/22	797,550	0.1
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,665,254	0.2
520,000		Match Group, Inc., 6.375%, 06/01/24	550,550	0.1
2,598,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,740,890	0.4
1,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23	1,070,000	0.2
1,750,000	#	Midcontinent Communications / Midcontinent Finance Corp., 6.250%, 08/01/21	1,841,875	0.3
1,500,000		Netflix, Inc., 5.750%, 03/01/24	1,608,750	0.2
1,300,000		Netflix, Inc., 5.875%, 02/15/25	1,405,625	0.2
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,556,250	0.2
2,100,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	2,089,500	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,273,438	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	587,219	0.1
2,925,000	#	SFR Group SA, 6.250%, 05/15/24	2,950,594	0.4
1,750,000	#	SFR Group SA, 6.000%, 05/15/22	1,802,500	0.3
1,800,000	#	SFR Group SA, 7.375%, 05/01/26	1,845,000	0.3
2,230,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,257,875	0.3
2,150,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,252,125	0.3
500,000	#	Sirius XM Radio, Inc., 5.375%, 07/15/26	490,000	0.1
1,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	1,106,057	0.2
1,660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,738,850	0.2
5,110,000		Sprint Corp., 7.125%, 06/15/24	5,276,075	0.8
3,250,000		Sprint Corp., 7.250%, 09/15/21	3,461,250	0.5
3,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	3,030,000	0.4
1,400,000		Sprint Nextel Corp., 6.875%, 11/15/28	1,386,000	0.2
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	734,825	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
510,000	#	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	$512,229	0.1
1,420,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,435,975	0.2
850,000	#	TEGNA, Inc., 5.500%, 09/15/24	861,687	0.1
475,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	496,375	0.1
1,250,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,321,875	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	813,150	0.1
1,000,000		T-Mobile USA, Inc., 6.000%, 03/01/23	1,058,750	0.2
1,300,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,408,875	0.2
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,046,250	0.1
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	838,000	0.1
1,250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	1,342,188	0.2
2,500,000		Tribune Media Co., 5.875%, 07/15/22	2,546,875	0.4
250,000	#	Univision Communications, Inc., 5.125%, 02/15/25	240,000	0.0
3,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,966,250	0.4
2,360,000	#	West Corp., 5.375%, 07/15/22	2,289,200	0.3
1,200,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,215,000	0.2
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,365,675	0.2
2,045,000		Windstream Corp., 7.500%, 04/01/23	1,978,538	0.3
1,500,000		Windstream Services LLC, 7.750%, 10/15/20	1,549,500	0.2
500,000		Zayo Group LLC / Zayo Capital, Inc., 6.375%, 05/15/25	524,375	0.1
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,236,300	0.3
			134,553,145	19.3

		Consumer, Cyclical: 15.6%
2,220,000	#	Adient Global Holdings Ltd, 4.875%, 08/15/26	2,181,150	0.3
2,475,000	#	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24	2,504,403	0.4
1,500,000		AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	1,541,250	0.2
500,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/22	525,625	0.1
1,500,000		American Airlines Group, Inc., 6.125%, 06/01/18	1,569,375	0.2
2,050,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,976,876	0.3
562,000		Aramark Services, Inc., 5.750%, 03/15/20	574,294	0.1
2,345,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,409,487	0.3
2,070,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	2,002,725	0.3
245,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	265,090	0.0
2,320,000		Boyd Gaming Corp., 6.875%, 05/15/23	2,502,700	0.4
2,670,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,810,175	0.4
1,465,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	1,585,862	0.2
2,425,000		Caleres, Inc., 6.250%, 08/15/23	2,558,375	0.4
495,000	#	Carlson Travel, Inc., 6.750%, 12/15/23	516,037	0.1
490,000	#	Carlson Travel, Inc., 9.500%, 12/15/24	513,887	0.1
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,587,773	0.2
1,300,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,378,000	0.2
2,115,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,189,025	0.3
1,315,000		Century Communities, Inc., 6.875%, 05/15/22	1,354,450	0.2
1,975,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,957,719	0.3
1,960,000		Dana, Inc., 5.500%, 12/15/24	2,009,000	0.3
1,080,000	#	DBP Holding Corp., 7.750%, 10/15/20	745,200	0.1
415,000		Dollar Tree, Inc., 5.250%, 03/01/20	427,969	0.1
2,585,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,749,975	0.4
2,095,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	2,273,075	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
820,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	$838,081	0.1
520,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	540,800	0.1
1,040,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	1,087,216	0.2
1,970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	2,038,950	0.3
825,000	#	Guitar Center, Inc., 6.500%, 04/15/19	752,812	0.1
900,000	#	Guitar Center, Inc., 9.625%, 04/15/20	670,500	0.1
1,400,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,482,250	0.2
375,000	#	HD Supply, Inc., 5.750%, 04/15/24	396,825	0.1
2,690,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,844,675	0.4
860,000	#	International Game Technology PLC, 5.625%, 02/15/20	911,600	0.1
900,000	#	International Game Technology PLC, 6.250%, 02/15/22	969,750	0.1
865,000	#	International Game Technology PLC, 6.500%, 02/15/25	932,037	0.1
520,000	#	JC Penney Corp., Inc., 5.875%, 07/01/23	537,550	0.1
1,285,000		JC Penney Corp., Inc., 8.125%, 10/01/19	1,394,225	0.2
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	1,058,200	0.1
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	1,064,700	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/36	2,182,538	0.3
475,000	#	Landry's, Inc., 6.750%, 10/15/24	483,313	0.1
2,115,000	#	LG FinanceCo Corp., 5.875%, 11/01/24	2,157,300	0.3
1,700,000		M/I Homes, Inc., 6.750%, 01/15/21	1,780,750	0.3
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,997,258	0.3
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,090,000	0.2
1,466,000		Meritage Homes Corp., 7.000%, 04/01/22	1,594,275	0.2
1,000,000		MGM Resorts International, 5.250%, 03/31/20	1,060,000	0.1
2,000,000		MGM Resorts International, 6.000%, 03/15/23	2,165,000	0.3
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,728,750	0.2
1,678,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	1,730,438	0.2
750,000		National CineMedia LLC, 5.750%, 08/15/26	765,000	0.1
250,000	#	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/21	186,875	0.0
1,750,000	#,&	Neiman Marcus Group Ltd., Inc., 8.750%, 10/15/21	1,246,875	0.2
3,095,000	#	PetSmart, Inc., 7.125%, 03/15/23	3,164,637	0.5
800,000		PulteGroup, Inc., 5.500%, 03/01/26	797,000	0.1
2,085,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,249,194	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	284,400	0.0
1,908,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	1,955,700	0.3
600,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	615,000	0.1
750,000		CalAtlantic Group, Inc., 6.625%, 05/01/20	825,938	0.1
1,250,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	1,281,250	0.2
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	851,225	0.1
1,685,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,685,000	0.2
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,955,000	0.3
2,096,000		Springs Industries, Inc., 6.250%, 06/01/21	2,179,840	0.3
1,100,000		CalAtlantic Group, Inc., 8.375%, 01/15/21	1,287,000	0.2
1,425,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,403,625	0.2
1,450,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,254,250	0.2
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	838,000	0.1
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,905,488	0.3
657,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	682,459	0.1
1,960,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,072,700	0.3
1,120,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	1,080,800	0.2
			108,766,546	15.6

		Consumer, Non-cyclical: 17.9%
1,160,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,158,550	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/23	$1,005,000	0.1
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	112,750	0.0
2,615,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,732,675	0.4
830,000	#	Alere, Inc., 6.375%, 07/01/23	828,962	0.1
1,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,578,750	0.2
1,320,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	838,200	0.1
1,335,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,138,087	0.2
2,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,311,875	0.3
1,930,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,872,100	0.3
1,875,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,892,578	0.3
1,745,000	#	CEB, Inc., 5.625%, 06/15/23	1,701,375	0.2
515,000		Centene Corp., 4.750%, 01/15/25	504,056	0.1
1,775,000		Centene Corp., 5.625%, 02/15/21	1,870,672	0.3
1,180,000		Centene Corp., 6.125%, 02/15/24	1,246,375	0.2
2,085,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,210,100	0.3
121,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	118,895	0.0
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	700,000	0.1
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	145,407	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	208,750	0.0
1,250,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,276,562	0.2
1,710,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,773,056	0.3
1,340,000		DaVita, Inc., 5.125%, 07/15/24	1,339,162	0.2
2,165,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,167,706	0.3
1,805,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,867,724	0.3
2,600,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	2,613,000	0.4
3,620,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,905,075	0.6
4,315,000		HCA, Inc., 5.375%, 02/01/25	4,331,181	0.6
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,047,500	0.3
2,380,000		HealthSouth Corp., 5.750%, 11/01/24	2,421,650	0.4
520,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	550,550	0.1
520,000	#	Herc Rentals, Inc., 7.750%, 06/01/24	549,250	0.1
835,000	#	Hertz Corp., 5.500%, 10/15/24	733,756	0.1
480,000		Hertz Corp., 6.750%, 04/15/19	481,200	0.1
1,000,000		Hertz Corp., 7.375%, 01/15/21	1,007,500	0.1
2,305,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,391,438	0.3
2,095,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,246,888	0.3
830,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	844,525	0.1
1,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	1,296,875	0.2
1,150,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,198,875	0.2
2,700,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,693,250	0.4
1,232,932		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,233,959	0.2
990,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	994,950	0.1
990,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	981,956	0.1
1,960,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,038,400	0.3
2,080,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,158,000	0.3
1,815,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,851,300	0.3
3,145,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	3,318,290	0.5
785,000	#	Nature's Bounty Co., 7.625%, 05/15/21	814,438	0.1
779,000	#	Nielsen Co. Luxembourg SARL., 5.500%, 10/01/21	811,134	0.1
1,965,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	2,092,725	0.3
600,000	#	Post Holdings, Inc., 5.000%, 08/15/26	576,000	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,400,000	#	Post Holdings, Inc., 7.750%, 03/15/24	$1,561,000	0.2
1,150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,293,750	0.2
1,635,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,602,300	0.2
1,800,000	#	Quorum Health Corp., 11.625%, 04/15/23	1,516,500	0.2
1,960,000		Revlon Consumer Products Corp., 6.250%, 08/01/24	2,013,900	0.3
585,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	554,287	0.1
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	489,375	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	505,000	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	776,250	0.1
420,000		ServiceMaster Co. LLC, 7.450%, 08/15/27	444,150	0.1
1,050,000	#	Shearers Foods LLC / Chip Fin Corp., 9.000%, 11/01/19	1,098,563	0.2
1,975,000	#	Southern Graphics, Inc., 8.375%, 10/15/20	2,014,500	0.3
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/25	1,412,588	0.2
2,040,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,080,800	0.3
1,230,000	#,&	Sterigenics-Nordion Topco LLC, 8.125%, 11/01/21	1,226,925	0.2
440,000	#	Team Health, Inc., 7.250%, 12/15/23	501,600	0.1
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,629,375	0.2
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,045,000	0.2
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	1,891,063	0.3
1,910,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,685,575	0.2
195,000	#	Tenet Healthcare Corp., 7.500%, 01/01/22	203,775	0.0
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	948,500	0.1
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	496,875	0.1
750,000		United Rentals North America, Inc., 5.750%, 11/15/24	791,250	0.1
1,500,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,597,500	0.2
223,000		United Rentals North America, Inc., 7.625%, 04/15/22	235,823	0.0
1,575,000	#	US Foods, Inc., 5.875%, 06/15/24	1,634,063	0.2
2,750,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	2,076,250	0.3
1,500,000	#	Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18	1,428,750	0.2
2,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	1,702,500	0.2
990,000	#	Valeant Pharmaceuticals International, 6.375%, 10/15/20	855,419	0.1
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	855,875	0.1
2,575,000	#	Vizient, Inc., 10.375%, 03/01/24	2,922,625	0.4
1,620,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,377,000	0.2
995,000	#	VRX Escrow Corp., 5.875%, 05/15/23	756,200	0.1
920,000	#	VRX Escrow Corp., 6.125%, 04/15/25	694,600	0.1
1,740,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,911,825	0.3
			124,614,363	17.9

		Energy: 13.1%
1,985,000	#	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	2,064,400	0.3
960,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	981,600	0.1
2,750,000		Antero Resources Corp., 5.125%, 12/01/22	2,791,250	0.4
900,000	#	Antero Resources Corp., 5.000%, 03/01/25	884,709	0.1
1,460,000	#	California Resources Corp., 8.000%, 12/15/22	1,306,700	0.2
715,000	#	Callon Petroleum Co., 6.125%, 10/01/24	740,025	0.1
1,250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	1,043,750	0.1
820,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	844,600	0.1
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,952,834	0.3
1,235,000	#	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,264,714	0.2
1,520,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,489,600	0.2
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,218,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,295,000	#	Chesapeake Energy Corp., 8.000%, 01/15/25	$2,349,506	0.3
2,015,000		CONSOL Energy, Inc., 5.875%, 04/15/22	1,984,775	0.3
1,400,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,379,000	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,519,710	0.2
1,500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,545,000	0.2
1,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	1,025,000	0.1
1,485,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	1,462,725	0.2
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,344,000	0.2
1,750,000		Ensco PLC, 5.200%, 03/15/25	1,520,172	0.2
800,000		Ensco PLC, 5.750%, 10/01/44	584,000	0.1
1,470,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,536,150	0.2
560,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	602,000	0.1
1,465,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	1,497,962	0.2
495,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	502,524	0.1
820,000	#	Halcon Resources Corp., 8.625%, 02/01/20	856,900	0.1
1,750,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,745,625	0.2
1,120,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	1,173,200	0.2
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,044,200	0.1
1,000,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	492,500	0.1
1,985,000		Murphy Oil Corp., 4.700%, 12/01/22	1,924,835	0.3
530,000		Murphy Oil Corp., 6.875%, 08/15/24	565,775	0.1
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,000,725	0.3
1,470,000	#	Murray Energy Corp., 11.250%, 04/15/21	1,142,925	0.2
1,800,000		Newfield Exploration Co., 5.625%, 07/01/24	1,885,500	0.3
495,000		Noble Holding International Ltd., 7.750%, 01/15/24	466,834	0.1
825,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	676,500	0.1
2,000,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	2,060,000	0.3
560,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	592,088	0.1
2,285,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,256,437	0.3
480,000	#	PDC Energy, Inc., 6.125%, 09/15/24	493,200	0.1
1,050,000	#	Range Resources Corp., 5.875%, 07/01/22	1,097,250	0.2
1,655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,680,009	0.2
360,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	381,558	0.1
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,062,125	0.3
360,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	355,500	0.0
995,000		Rowan Cos, Inc., 7.375%, 06/15/25	1,017,388	0.1
1,190,000	#	Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	1,204,875	0.2
1,250,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	1,342,188	0.2
260,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	281,125	0.0
2,190,000		Sanchez Energy Corp., 6.125%, 01/15/23	2,091,450	0.3
400,000		Sanchez Energy Corp., 7.750%, 06/15/21	409,000	0.1
1,995,000		SemGroup Corp., 7.500%, 06/15/21	2,064,825	0.3
1,000,000		SM Energy Co., 5.000%, 01/15/24	947,500	0.1
235,000		SM Energy Co., 6.750%, 09/15/26	243,225	0.0
625,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	612,500	0.1
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	1,055,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
405,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	$405,000	0.1
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	500,000	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	520,000	0.1
102,000		SunCoke Energy, Inc., 7.625%, 08/01/19	101,235	0.0
2,225,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,263,938	0.3
3,750,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	3,806,250	0.5
545,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	587,238	0.1
240,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	246,000	0.0
2,000,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,105,000	0.3
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,021,250	0.1
1,300,000		Weatherford International LLC, 6.800%, 06/15/37	1,072,500	0.2
1,250,000		Weatherford International Ltd, 4.500%, 04/15/22	1,090,625	0.2
2,750,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,752,310	0.4
3,240,000		WPX Energy, Inc., 6.000%, 01/15/22	3,337,200	0.5
			91,466,014	13.1

		Financial: 5.4%
2,300,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,231,000	0.3
2,600,000		Ally Financial, Inc., 5.750%, 11/20/25	2,603,250	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,685,625	0.2
735,000		Ally Financial, Inc., 8.000%, 03/15/20	834,225	0.1
250,000		CIT Group, Inc., 5.375%, 05/15/20	266,250	0.0
1,060,000		CIT Group, Inc., 5.000%, 08/15/22	1,107,700	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	306,312	0.0
1,150,000	#	CNG Holdings, Inc., 9.375%, 05/15/20	1,003,375	0.1
990,000	#	Communications Sales & Leasing, Inc. / CSL Capital LLC, 7.125%, 12/15/24	1,002,375	0.1
1,725,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,837,125	0.3
1,000,000		Equinix, Inc., 4.875%, 04/01/20	1,032,500	0.2
965,000		Equinix, Inc., 5.375%, 04/01/23	1,006,012	0.1
1,300,000		Equinix, Inc., 5.750%, 01/01/25	1,365,000	0.2
2,850,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,842,875	0.4
1,120,000	#	FBM Finance, Inc., 8.250%, 08/15/21	1,187,200	0.2
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,026,250	0.1
1,400,000		Iron Mountain, Inc., 5.750%, 08/15/24	1,445,500	0.2
435,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	460,013	0.1
1,100,000	#	MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24	1,155,000	0.2
200,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	196,500	0.0
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	1,015,000	0.1
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/24	1,051,250	0.2
1,965,000		Navient Corp., 5.875%, 10/25/24	1,876,575	0.3
1,250,000		Navient Corp., 6.125%, 03/25/24	1,220,313	0.2
560,000		Navient Corp., 6.625%, 07/26/21	593,600	0.1
2,380,000		Navient Corp., 7.250%, 09/25/23	2,451,400	0.4
2,040,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	2,101,200	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,800,000		Royal Bank of Scotland Group PLC, 8.625%, 12/29/49	$2,863,000	0.4
			37,766,425	5.4

		Industrial: 10.1%
1,975,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	1,970,062	0.3
370,000		AECOM, 5.750%, 10/15/22	392,940	0.1
2,120,000		AECOM, 5.875%, 10/15/24	2,273,933	0.3
2,250,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,342,812	0.3
125,000		Allegion PLC, 5.875%, 09/15/23	133,125	0.0
1,070,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,120,825	0.2
2,425,000	#,&	ARD Finance SA, 7.125%, 09/15/23	2,403,781	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	1,035,000	0.1
1,425,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,506,937	0.2
1,580,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,639,250	0.2
1,980,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,782,000	0.3
1,034,000	#	BMC East LLC, 5.500%, 10/01/24	1,034,000	0.1
2,435,000	#	Bombardier, Inc., 8.750%, 12/01/21	2,590,231	0.4
400,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	403,500	0.1
2,500,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,881,250	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,569,375	0.2
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,250,000	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,690,760	0.2
250,000	#	Grinding Media, Inc. / MC Grinding Media Canada, Inc., 7.375%, 12/15/23	263,275	0.0
2,440,000	#	James Hardie International Finance Ltd., 5.875%, 02/15/23	2,537,600	0.4
1,265,000	#	Masonite International Corp., 5.625%, 03/15/23	1,312,438	0.2
2,325,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,441,250	0.4
1,440,000	#	Novelis Corp., 5.875%, 09/30/26	1,458,000	0.2
600,000	#	Novelis Corp., 6.250%, 08/15/24	637,500	0.1
1,630,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,687,050	0.2
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,610,663	0.2
725,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	757,172	0.1
1,975,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,087,328	0.3
2,120,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,844,400	0.3
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,100,000	0.3
1,030,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	1,048,025	0.2
135,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	143,691	0.0
2,435,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,556,750	0.4
500,000	#	Sealed Air Corp., 4.875%, 12/01/22	515,625	0.1
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	1,032,500	0.1
500,000	#	Sealed Air Corp., 5.500%, 09/15/25	517,500	0.1
2,485,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,553,338	0.4
2,765,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,923,987	0.4
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	453,746	0.1
2,500,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,775,000	0.4
1,200,000	#	TransDigm, Inc., 6.375%, 06/15/26	1,238,400	0.2
820,000		TransDigm, Inc., 6.500%, 05/15/25	862,025	0.1
1,000,000		TransDigm, Inc., 6.500%, 07/15/24	1,051,250	0.2
750,000		TransDigm, Inc., 6.000%, 07/15/22	783,750	0.1
1,560,000	#	WESCO Distribution, Inc., 5.375%, 06/15/24	1,567,800	0.2
1,500,000	#	Wise Metals Group LLC / Wise Alloys Finance Corp., 8.750%, 12/15/18	1,567,500	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,620,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	$1,818,450	0.3
			70,165,794	10.1

		Steel: 0.1%
670,808		FMG Resources (August 2006) Pty Ltd. Term Loan B, 2.750%, 06/28/19	672,989	0.1

		Technology: 5.7%
2,550,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,395,406	0.3
1,400,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,319,500	0.2
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	492,813	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,541,250	0.2
800,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	849,000	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,273,278	0.2
540,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	574,549	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,300,577	0.2
540,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	599,587	0.1
1,445,000	#	Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,473,900	0.2
500,000	#	Emdeon, Inc., 6.000%, 02/15/21	523,750	0.1
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	1,853,786	0.3
1,895,000	#	Entegris, Inc., 6.000%, 04/01/22	1,977,906	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	504,535	0.1
1,265,000	#	First Data Corp., 5.375%, 08/15/23	1,315,600	0.2
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,035,630	0.1
4,000,000	#	First Data Corp., 7.000%, 12/01/23	4,270,000	0.6
1,890,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,946,700	0.3
1,000,000	#	Infor US, Inc., 5.750%, 08/15/20	1,052,500	0.1
1,955,000	#	Micron Technology, Inc., 5.250%, 01/15/24	1,955,000	0.3
590,000	#	MSCI, Inc., 5.250%, 11/15/24	620,975	0.1
1,125,000	#	MSCI, Inc., 5.750%, 08/15/25	1,198,125	0.2
750,000		NCR Corp., 5.000%, 07/15/22	768,750	0.1
1,800,000		NCR Corp., 6.375%, 12/15/23	1,939,500	0.3
1,720,000	#	Open Text Corp., 5.625%, 01/15/23	1,801,700	0.2
800,000	#	Open Text Corp., 5.875%, 06/01/26	846,000	0.1
440,000		Qorvo, Inc., 6.750%, 12/01/23	485,650	0.1
440,000		Qorvo, Inc., 7.000%, 12/01/25	489,500	0.1
1,000,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	1,005,000	0.1
1,425,000	#	RP Crown Parent LLC, 7.375%, 10/15/24	1,480,219	0.2
600,000	#	Veritas US, Inc. / Veritas Bermuda Ltd, 7.500%, 02/01/23	562,500	0.1
			39,453,186	5.7

		Utilities: 1.6%
710,000		AES Corp., 7.375%, 07/01/21	794,419	0.1
1,225,000		Calpine Corp., 5.375%, 01/15/23	1,203,562	0.2
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,673,250	0.2
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,025,000	0.2
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,541,250	0.2
2,000,000		NRG Energy, Inc., 6.250%, 05/01/24	1,955,000	0.3
1,000,000		NRG Energy, Inc., 6.250%, 07/15/22	1,007,500	0.1
1,700,000	#	NRG Energy, Inc., 6.625%, 01/15/27	1,615,000	0.2
475,000	#	NRG Energy, Inc., 7.250%, 05/15/26	475,000	0.1
127,000		NRG Energy, Inc., 7.875%, 05/15/21	133,033	0.0
			11,423,014	1.6

	Total Corporate Bonds/Notes (Cost $652,598,815)		667,631,810	95.8

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: –%
Consumer Discretionary: –%
195	@ American Media, Inc.	$–	–

	Total Common Stock (Cost $7,957)	–	–

	Total Long-Term Investments (Cost $652,606,772)	667,631,810	95.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Corporate Bonds/Notes: 0.3%
1,836,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,817,640	0.3
200,000		Frontier Communications Corp., 8.250%, 04/15/17	206,000	0.0
			2,023,640	0.3

		Commercial Paper: 2.3%
716,000		American Electric Power Inc., 0.900%, 01/09/17	715,842	0.1
4,000,000		Crown Point Capital Co., 1.060%, 04/10/17	3,988,508	0.6
5,000,000		Exelon Generation Co. LLC, 5.140%, 01/06/17	4,995,897	0.7
3,000,000		Ford Motor Credit Co., 1.300%, 04/07/17	2,989,694	0.4
3,000,000	#	Old Line Funding LLC, 0.870%, 03/14/17	2,994,802	0.5
			15,684,743	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,855,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $4,855,000)	4,855,000	0.7

	Total Short-Term Investments (Cost $22,614,827)	22,563,383	3.3

	Total Investments in Securities (Cost $675,221,599)	$690,195,193	99.1
	Assets in Excess of Other Liabilities	6,469,302	0.9
	Net Assets	$696,664,495	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $675,254,370.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,917,441
Gross Unrealized Depreciation	(9,976,618)

Net Unrealized Appreciation	$14,940,823

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	667,631,810	–	667,631,810
Short-Term Investments	4,855,000	17,708,383	–	22,563,383
Total Investments, at fair value	$4,855,000	$685,340,193	$–	$690,195,193

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.2%
		Basic Materials: 0.9%
2,080,000	#	Air Liquide Finance SA, 1.750%, 09/27/21	$2,002,137	0.1
1,500,000	#	Air Liquide Finance SA, 2.250%, 09/27/23	1,430,874	0.0
2,000,000	L	ArcelorMittal, 6.500%, 03/01/21	2,200,000	0.1
431,000		Barrick Gold Corp., 4.100%, 05/01/23	442,303	0.0
4,465,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	4,456,204	0.1
2,250,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	2,286,819	0.1
1,200,000	#,L	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	1,219,637	0.0
3,255,000		Dow Chemical Co., 4.625%, 10/01/44	3,272,522	0.1
2,020,000		Eastman Chemical Co., 2.700%, 01/15/20	2,032,227	0.1
1,861,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,877,671	0.1
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	1,983,651	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,374,980	0.0
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,108,182	0.0
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,849,650	0.0
2,810,000		PolyOne Corp., 5.250%, 03/15/23	2,866,200	0.1
			30,403,057	0.9

		Communications: 4.1%
3,132,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,117,862	0.1
2,455,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	2,434,881	0.1
800,000	#	Altice Financing SA, 6.625%, 02/15/23	824,000	0.0
3,627,000		AT&T, Inc., 2.800%, 02/17/21	3,598,691	0.1
2,636,000		AT&T, Inc., 3.600%, 02/17/23	2,659,276	0.1
4,854,000		AT&T, Inc., 3.800%, 03/15/22	4,976,864	0.1
6,915,000		AT&T, Inc., 4.125%, 02/17/26	7,005,372	0.2
1,081,000		AT&T, Inc., 4.550%, 03/09/49	983,400	0.0
5,358,000		AT&T, Inc., 4.800%, 06/15/44	5,072,290	0.2
1,500,000		AT&T, Inc., 5.150%, 03/15/42	1,496,895	0.0
104,000		AT&T, Inc., 5.350%, 09/01/40	106,989	0.0
3,707,000		CBS Corp., 2.900%, 01/15/27	3,440,600	0.1
3,552,000		CBS Corp., 4.600%, 01/15/45	3,425,254	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,030,000	0.0
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	497,562	0.0
920,000		CenturyLink, Inc., 6.750%, 12/01/23	944,150	0.0
2,459,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	2,570,174	0.1
4,885,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,150,812	0.2
2,350,000		Cisco Systems, Inc., 2.200%, 09/20/23	2,260,002	0.1
5,472,000		Cisco Systems, Inc., 2.450%, 06/15/20	5,536,931	0.2
2,940,000		Cisco Systems, Inc., 2.500%, 09/20/26	2,795,484	0.1
2,445,000		Comcast Corp., 2.350%, 01/15/27	2,259,129	0.1
4,941,000		Comcast Corp., 3.150%, 03/01/26	4,873,896	0.1
2,000,000	L	CSC Holdings LLC, 5.250%, 06/01/24	1,960,000	0.1
1,683,000		Digicel Ltd., 6.000%, 04/15/21	1,530,200	0.0
707,000	#	Digicel Ltd., 6.750%, 03/01/23	640,987	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,582,500	0.0
1,605,000		eBay, Inc., 3.450%, 08/01/24	1,580,673	0.0
1,480,000		eBay, Inc., 3.800%, 03/09/22	1,529,287	0.0
3,809,000		eBay, Inc., 4.000%, 07/15/42	3,185,307	0.1
1,380,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	1,402,425	0.0
2,000,000	#	Millicom International Cellular SA, 6.625%, 10/15/21	2,114,900	0.1
1,525,000		Netflix, Inc., 5.750%, 03/01/24	1,635,563	0.1
1,000,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	1,021,250	0.0
860,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	872,363	0.0
3,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	3,075,000	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,160,967	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	$634,102	0.0
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,620,166	0.1
2,131,000		Time Warner Cable LLC, 5.500%, 09/01/41	2,170,051	0.1
2,566,000		Time Warner Cable LLC, 5.875%, 11/15/40	2,740,973	0.1
1,881,000		Time Warner Cable, Inc., 5.350%, 12/15/43	1,993,025	0.1
2,812,000		Time Warner, Inc., 4.050%, 12/15/23	2,900,938	0.1
2,350,000		Time Warner, Inc., 4.850%, 07/15/45	2,364,145	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,515,335	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,524,688	0.0
1,395,000	#	Univision Communications, Inc., 5.125%, 02/15/25	1,339,200	0.0
2,350,000	#	UPCB Finance IV Ltd., 5.375%, 01/15/25	2,379,375	0.1
2,500,000		Verizon Communications, Inc., 2.625%, 08/15/26	2,302,675	0.1
4,701,000		Verizon Communications, Inc., 3.000%, 11/01/21	4,737,390	0.1
4,186,000		Verizon Communications, Inc., 3.500%, 11/01/24	4,174,480	0.1
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	7,692,097	0.2
1,042,000		Verizon Communications, Inc., 4.862%, 08/21/46	1,057,944	0.0
1,206,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,206,281	0.0
2,897,000		Verizon Communications, Inc., 5.050%, 03/15/34	3,055,055	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,325,093	0.2
			143,084,949	4.1

		Consumer, Cyclical: 2.0%
1,490,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,527,250	0.0
2,460,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	2,392,350	0.1
2,680,000	#	BMW US Capital LLC, 2.250%, 09/15/23	2,567,898	0.1
500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	517,500	0.0
2,074,000		CVS Health Corp., 3.500%, 07/20/22	2,131,396	0.1
3,709,000		CVS Health Corp., 5.125%, 07/20/45	4,141,566	0.1
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,394,380	0.0
2,150,000		Ford Motor Co., 5.291%, 12/08/46	2,182,026	0.1
2,091,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	2,088,301	0.1
3,020,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	3,029,930	0.1
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,228,258	0.0
1,335,000		General Motors Co., 4.875%, 10/02/23	1,399,984	0.0
1,755,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,773,875	0.0
3,360,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	3,332,465	0.1
2,837,000		General Motors Financial Co., Inc., 4.000%, 10/06/26	2,731,035	0.1
2,640,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	2,716,745	0.1
2,666,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,645,909	0.1
576,000		Kohl's Corp., 5.550%, 07/17/45	551,038	0.0
3,560,000		Lowe's Cos, Inc., 3.700%, 04/15/46	3,324,559	0.1
4,051,000		McDonald's Corp., 4.875%, 12/09/45	4,347,541	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,936,740	0.0
2,390,000		MGM Resorts International, 4.625%, 09/01/26	2,312,325	0.1
1,445,000	#,L	Nemak SA de CV, 5.500%, 02/28/23	1,441,387	0.0
1,528,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	1,535,967	0.0
2,400,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	2,504,460	0.1
2,788,000		NVR, Inc., 3.950%, 09/15/22	2,841,884	0.1
2,230,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	2,154,737	0.1
2,620,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	2,492,275	0.1
5,930,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	5,596,438	0.2
			68,840,219	2.0

		Consumer, Non-cyclical: 6.0%
2,050,000		Abbott Laboratories, 3.750%, 11/30/26	2,038,901	0.1
6,590,000		Abbott Laboratories, 4.900%, 11/30/46	6,776,912	0.2
2,500,000		AbbVie, Inc., 2.850%, 05/14/23	2,426,000	0.1
1,510,000		AbbVie, Inc., 3.200%, 11/06/22	1,511,280	0.0
3,348,000		AbbVie, Inc., 3.200%, 05/14/26	3,187,088	0.1
3,480,000		AbbVie, Inc., 4.450%, 05/14/46	3,338,914	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
770,000		Actavis Funding SCS, 3.450%, 03/15/22	$781,686	0.0
2,416,000		Aetna, Inc., 2.800%, 06/15/23	2,380,586	0.1
4,219,000		Aetna, Inc., 4.375%, 06/15/46	4,245,230	0.1
3,070,000		Amgen, Inc., 2.600%, 08/19/26	2,825,186	0.1
12,564,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	12,759,144	0.4
4,161,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,389,077	0.1
2,773,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	2,786,715	0.1
1,043,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	1,069,253	0.0
2,180,000	#	BAT International Finance PLC, 3.500%, 06/15/22	2,233,656	0.1
2,506,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,519,051	0.1
1,728,000		Becton Dickinson & Co., 2.675%, 12/15/19	1,753,602	0.1
3,710,000		Biogen, Inc., 4.050%, 09/15/25	3,821,515	0.1
1,882,000		Cardinal Health, Inc., 2.400%, 11/15/19	1,896,092	0.1
3,463,000		Celgene Corp., 2.250%, 05/15/19	3,466,086	0.1
1,240,000		Danaher Corp., 3.350%, 09/15/25	1,270,685	0.0
3,880,000	#	Danone SA, 2.077%, 11/02/21	3,768,473	0.1
1,401,000		Envision Healthcare Corp., 5.625%, 07/15/22	1,449,685	0.0
1,680,000		Express Scripts Holding Co., 3.400%, 03/01/27	1,574,904	0.0
2,430,000		Express Scripts Holding Co., 3.000%, 07/15/23	2,353,069	0.1
3,107,000		General Mills, Inc., 2.200%, 10/21/19	3,122,728	0.1
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,051,481	0.0
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,620,000	0.0
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,681,525	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,152,349	0.0
3,430,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,451,400	0.1
2,290,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,351,258	0.1
1,300,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	1,322,750	0.0
3,120,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	3,150,014	0.1
4,578,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	4,316,505	0.1
3,781,000		Kroger Co., 2.300%, 01/15/19	3,804,979	0.1
3,840,000		Kroger Co., 2.650%, 10/15/26	3,569,618	0.1
4,638,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	4,634,424	0.1
3,944,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,977,429	0.1
2,289,000		McKesson Corp., 2.284%, 03/15/19	2,298,259	0.1
1,670,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	1,691,142	0.1
2,493,000		Medtronic, Inc., 3.150%, 03/15/22	2,552,321	0.1
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,201,713	0.0
3,094,000		Medtronic, Inc., 4.375%, 03/15/35	3,274,300	0.1
5,080,000		Merck & Co., Inc., 2.350%, 02/10/22	5,042,855	0.1
3,870,000	#	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21	3,708,219	0.1
4,156,000	#	Mylan NV, 3.150%, 06/15/21	4,079,247	0.1
1,690,000	#	Mylan NV, 3.750%, 12/15/20	1,706,746	0.1
2,578,000	#	Mylan NV, 3.950%, 06/15/26	2,413,874	0.1
4,940,000		PepsiCo, Inc., 4.450%, 04/14/46	5,263,738	0.2
3,486,000		Pfizer, Inc., 2.750%, 06/03/26	3,383,442	0.1
3,414,000		Pfizer, Inc., 4.400%, 05/15/44	3,607,564	0.1
2,637,000		Philip Morris International, Inc., 4.250%, 11/10/44	2,604,889	0.1
2,385,000	#	Post Holdings, Inc., 5.000%, 08/15/26	2,289,600	0.1
2,784,000		Reynolds American, Inc., 5.850%, 08/15/45	3,302,787	0.1
1,369,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	1,339,909	0.0
7,690,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	7,311,483	0.2
2,232,000		St Jude Medical, Inc., 2.800%, 09/15/20	2,244,794	0.1
1,360,000		Sysco Corp., 1.900%, 04/01/19	1,355,969	0.0
1,360,000		Sysco Corp., 2.500%, 07/15/21	1,345,691	0.0
2,480,000		Sysco Corp., 2.600%, 10/01/20	2,501,730	0.1
2,070,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	1,960,110	0.1
3,760,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	3,468,367	0.1
1,457,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	1,459,293	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,680,000		Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	$2,529,054	0.1
1,490,000		United Rentals North America, Inc., 5.500%, 07/15/25	1,525,388	0.0
3,062,000		UnitedHealth Group, Inc., 3.450%, 01/15/27	3,111,151	0.1
3,060,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	3,086,977	0.1
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,052,500	0.1
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	780,000	0.0
1,000,000	#	Valeant Pharmaceuticals International, 6.375%, 10/15/20	864,060	0.0
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	752,588	0.0
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,769,098	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,267,245	0.0
			206,975,353	6.0

		Energy: 3.7%
2,470,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	2,648,784	0.1
870,000		Antero Resources Corp., 5.375%, 11/01/21	892,837	0.0
850,000		Antero Resources Corp., 5.625%, 06/01/23	874,437	0.0
5,049,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	5,487,031	0.2
3,930,000		BP Capital Markets PLC, 2.315%, 02/13/20	3,929,803	0.1
1,876,000		BP Capital Markets PLC, 3.062%, 03/17/22	1,896,996	0.1
2,220,000		BP Capital Markets PLC, 3.119%, 05/04/26	2,167,637	0.1
5,268,000		Cenovus Energy, Inc., 3.800%, 09/15/23	5,143,765	0.2
3,211,000		Chevron Corp., 2.100%, 05/16/21	3,182,624	0.1
3,393,000		Chevron Corp., 2.419%, 11/17/20	3,416,371	0.1
4,550,000		Chevron Corp., 2.954%, 05/16/26	4,474,525	0.1
2,120,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,228,230	0.1
400,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	374,527	0.0
1,652,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	1,567,669	0.1
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	1,731,074	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	868,137	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,198,400	0.0
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,263,753	0.0
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,428,049	0.0
2,170,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,178,969	0.1
1,270,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,290,988	0.0
2,020,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	2,077,594	0.1
2,120,000		Exxon Mobil Corp., 2.726%, 03/01/23	2,126,831	0.1
2,513,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,508,944	0.1
3,000,000		Hess Corp., 4.300%, 04/01/27	2,987,919	0.1
2,050,000		Hess Corp., 5.800%, 04/01/47	2,131,385	0.1
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	284,287	0.0
3,017,000		HollyFrontier Corp., 5.875%, 04/01/26	3,084,548	0.1
1,270,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,300,170	0.0
1,843,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	1,886,533	0.1
1,766,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,763,408	0.1
3,848,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	3,963,602	0.1
1,310,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	1,299,242	0.0
1,308,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,109,658	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,414,667	0.1
3,118,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,161,306	0.1
400,000		Pertamina Persero PT, 4.300%, 05/20/23	399,335	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/43	693,809	0.0
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	455,374	0.0
550,000		Petroleos Mexicanos, 4.500%, 01/23/26	502,425	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	320,796	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,146,964	0.0
1,250,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,290,938	0.0
2,500,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	2,643,750	0.1
806,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	797,407	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,709,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	$2,623,127	0.1
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,162,302	0.0
1,005,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,042,688	0.0
3,840,000		Shell International Finance BV, 3.250%, 05/11/25	3,835,941	0.1
2,042,000		Shell International Finance BV, 4.375%, 05/11/45	2,069,369	0.1
7,382,000		Shell International Finance BV, 4.000%, 05/10/46	7,062,182	0.2
2,945,000		Spectra Energy Partners L.P., 3.375%, 10/15/26	2,818,374	0.1
4,025,000		Statoil ASA, 2.450%, 01/17/23	3,928,211	0.1
850,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	856,915	0.0
910,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	880,330	0.0
1,020,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,045,500	0.0
4,626,000		Williams Partners L.P., 3.600%, 03/15/22	4,651,244	0.1
3,250,000	#	YPF SA, 8.500%, 03/23/21	3,494,075	0.1
2,600,000	#,L	YPF SA, 8.875%, 12/19/18	2,834,650	0.1
			126,900,406	3.7

		Financial: 11.8%
5,174,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	5,150,489	0.1
3,270,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	3,347,103	0.1
3,513,600		Aegon NV, 1.677%, 07/29/49	2,540,712	0.1
2,194,000		American International Group, Inc., 3.750%, 07/10/25	2,209,209	0.1
3,299,000		American International Group, Inc., 4.500%, 07/16/44	3,259,458	0.1
88,000		American International Group, Inc., 8.175%, 05/15/58	111,540	0.0
3,630,000		Air Lease Corp., 3.000%, 09/15/23	3,469,253	0.1
4,646,000		American Tower Corp., 3.500%, 01/31/23	4,661,518	0.1
1,880,000		Arch Capital Finance LLC, 4.011%, 12/15/26	1,906,559	0.1
5,270,000	#	Athene Global Funding, 2.875%, 10/23/18	5,268,398	0.2
5,780,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	5,756,186	0.2
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	402,076	0.0
764,000		Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	750,630	0.0
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	377,899	0.0
3,880,000		Bank of America Corp., 2.503%, 10/21/22	3,753,174	0.1
1,741,000		Bank of America Corp., 2.625%, 10/19/20	1,742,219	0.1
4,370,000		Bank of America Corp., 3.875%, 08/01/25	4,445,723	0.1
1,760,000		Bank of America Corp., 3.950%, 04/21/25	1,752,890	0.1
4,076,000		Bank of America Corp., 4.250%, 10/22/26	4,127,557	0.1
3,564,000		Bank of America Corp., 4.200%, 08/26/24	3,632,254	0.1
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,779,810	0.1
1,100,000		Bank of America Corp., 4.750%, 04/21/45	1,117,604	0.0
1,780,000		Bank of Montreal, 1.500%, 07/18/19	1,756,563	0.1
3,541,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	3,474,581	0.1
3,850,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	3,541,307	0.1
7,393,000		Barclays PLC, 3.250%, 01/12/21	7,421,271	0.2
5,549,000		Boston Properties L.P., 2.750%, 10/01/26	5,076,469	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,344,797	0.0
4,640,000		BPCE SA, 3.375%, 12/02/26	4,548,727	0.1
3,034,000	#	BPCE SA, 5.150%, 07/21/24	3,085,672	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,224,625	0.1
4,619,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	4,709,648	0.1
3,580,000		Capital One Financial Corp., 3.750%, 07/28/26	3,472,289	0.1
2,580,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,575,374	0.1
3,220,000		CBL & Associates L.P., 5.950%, 12/15/26	3,244,849	0.1
3,064,000		Citigroup, Inc., 3.200%, 10/21/26	2,931,503	0.1
1,355,000		Citigroup, Inc., 4.125%, 07/25/28	1,339,321	0.0
3,491,000		Citigroup, Inc., 4.450%, 09/29/27	3,556,746	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,457,000		Citigroup, Inc., 5.500%, 09/13/25	$4,900,592	0.1
4,462,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	4,477,876	0.1
1,147,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	1,161,172	0.0
6,168,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	5,895,140	0.2
3,282,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	3,369,370	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,957,223	0.1
2,776,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,960,107	0.1
2,220,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	2,234,330	0.1
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,218,879	0.1
3,014,000		Credit Suisse/New York NY, 1.750%, 01/29/18	3,008,144	0.1
4,567,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	4,566,881	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	817,416	0.0
2,463,000		Equinix, Inc., 5.375%, 04/01/23	2,567,678	0.1
2,325,000		Equity One, Inc., 3.750%, 11/15/22	2,375,050	0.1
2,385,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,379,038	0.1
4,104,000		Fifth Third Bancorp, 4.500%, 06/01/18	4,243,721	0.1
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	742,500	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1,513,355	0.0
2,200,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	2,184,345	0.1
3,405,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,409,008	0.1
1,994,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	2,002,859	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,076,721	0.1
2,900,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	2,846,411	0.1
4,980,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	5,061,373	0.1
1,523,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,604,742	0.0
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,234,256	0.0
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	732,989	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,863,047	0.1
3,158,000		HCP, Inc., 3.875%, 08/15/24	3,157,814	0.1
1,324,000		HCP, Inc., 4.000%, 12/01/22	1,363,193	0.0
2,700,000		HCP, Inc., 4.000%, 06/01/25	2,685,234	0.1
7,452,000		HSBC Holdings PLC, 2.650%, 01/05/22	7,289,658	0.2
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,152,045	0.1
4,392,000		Huntington National Bank, 2.200%, 11/06/18	4,405,488	0.1
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,152,628	0.1
2,010,000	#	ING Bank NV, 2.000%, 11/26/18	2,009,347	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,119,960	0.0
1,366,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,390,671	0.0
3,268,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,264,833	0.1
2,860,000		JPMorgan Chase & Co., 2.550%, 03/01/21	2,849,936	0.1
2,867,000		JPMorgan Chase & Co., 3.625%, 12/01/27	2,783,189	0.1
3,256,000		JPMorgan Chase & Co., 3.900%, 07/15/25	3,347,308	0.1
8,393,000		JPMorgan Chase & Co., 4.125%, 12/15/26	8,571,049	0.2
1,755,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,778,034	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,653,269	0.0
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,209,513	0.0
2,989,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	2,975,872	0.1
4,600,000		Kite Realty Group L.P., 4.000%, 10/01/26	4,404,008	0.1
2,150,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,131,514	0.1
2,876,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	2,867,407	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,567,698	0.1
1,937,000		Mitsubishi UFJ Financial Group, Inc., 2.527%, 09/13/23	1,864,302	0.1
2,710,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	2,727,412	0.1
4,202,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	4,186,150	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,195,000	#,L	Mizuho Bank Ltd., 2.150%, 10/20/18	$4,199,258	0.1
3,971,000		Mizuho Financial Group, Inc., 2.273%, 09/13/21	3,854,824	0.1
200,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	199,453	0.0
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,358,635	0.0
1,631,000		Morgan Stanley, 2.500%, 04/21/21	1,613,503	0.0
3,060,000		Morgan Stanley, 3.125%, 07/27/26	2,925,057	0.1
2,240,000		Morgan Stanley, 3.875%, 01/27/26	2,263,793	0.1
1,607,000		Morgan Stanley, 3.950%, 04/23/27	1,591,682	0.0
3,600,000		Morgan Stanley, 4.000%, 07/23/25	3,691,854	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	451,313	0.0
2,760,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	2,730,079	0.1
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,306,600	0.0
DKK 10		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	–	–
4,688,000		Old Republic International Corp., 3.875%, 08/26/26	4,461,673	0.1
1,593,000		PNC Bank NA, 2.250%, 07/02/19	1,602,607	0.0
2,218,000		PNC Bank NA, 2.450%, 11/05/20	2,221,564	0.1
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	2,543,490	0.1
2,680,000		Principal Financial Group, Inc., 3.400%, 05/15/25	2,664,167	0.1
3,120,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	3,117,713	0.1
2,705,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	2,598,363	0.1
3,914,000		Santander Bank NA, 2.000%, 01/12/18	3,912,916	0.1
3,112,000		Santander UK PLC, 2.375%, 03/16/20	3,094,255	0.1
1,680,000	#	Santander UK PLC, 5.000%, 11/07/23	1,714,816	0.1
2,893,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	2,855,970	0.1
3,077,000		Select Income REIT, 4.150%, 02/01/22	3,047,513	0.1
4,118,000		Senior Housing Properties Trust, 3.250%, 05/01/19	4,131,079	0.1
1,700,000		Simon Property Group L.P., 3.250%, 11/30/26	1,667,843	0.0
3,010,000		Simon Property Group L.P., 4.250%, 11/30/46	2,959,884	0.1
3,900,000	#,L	Societe Generale SA, 4.250%, 08/19/26	3,768,882	0.1
5,370,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	5,117,062	0.1
5,429,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	5,416,638	0.2
2,050,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,016,140	0.1
4,430,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	4,238,168	0.1
1,041,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,024,545	0.0
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,670,288	0.0
3,233,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	3,235,169	0.1
6,041,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	6,181,471	0.2
3,719,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,792,517	0.1
4,540,000		US Bancorp, 2.350%, 01/29/21	4,549,302	0.1
3,574,000		Visa, Inc., 3.150%, 12/14/25	3,588,789	0.1
2,400,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	2,394,204	0.1
2,843,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	2,876,064	0.1
2,181,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	2,205,460	0.1
1,331,000		Wells Fargo & Co., 3.000%, 10/23/26	1,267,072	0.0
2,110,000		Wells Fargo & Co., 3.900%, 05/01/45	2,002,215	0.1
2,540,000		Wells Fargo & Co., 4.100%, 06/03/26	2,572,850	0.1
4,087,000		Wells Fargo & Co., 4.750%, 12/07/46	4,135,104	0.1
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,424,056	0.1
2,030,000		XLIT Ltd., 5.500%, 03/31/45	1,929,568	0.1
			405,363,226	11.8

		Industrial: 0.7%
960,000		BNSF Funding Trust I, 6.613%, 12/15/55	1,101,600	0.0
2,449,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	2,510,225	0.1
3,519,000		General Electric Co., 5.000%, 12/29/49	3,656,065	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	581,742	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
3,120,000		Lockheed Martin Corp., 2.500%, 11/23/20	$3,146,773	0.1
2,900,000	#	Novelis Corp., 5.875%, 09/30/26	2,936,250	0.1
1,220,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	1,274,137	0.0
2,010,000		Roper Technologies, Inc., 2.800%, 12/15/21	2,009,303	0.1
4,185,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	3,872,581	0.1
2,712,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	2,362,345	0.1
1,000,000		Transnet SOC Ltd., 4.000%, 07/26/22	957,562	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	957,562	0.0
			25,366,145	0.7

		Technology: 2.0%
3,000,000		Analog Devices, Inc., 3.125%, 12/05/23	2,999,766	0.1
1,860,000		Analog Devices, Inc., 3.500%, 12/05/26	1,839,719	0.1
4,562,000		Apple, Inc., 1.550%, 02/07/20	4,505,856	0.1
2,640,000		Apple, Inc., 2.450%, 08/04/26	2,477,083	0.1
945,000		Apple, Inc., 4.450%, 05/06/44	978,928	0.0
2,387,000		Apple, Inc., 4.650%, 02/23/46	2,578,683	0.1
1,000,000		Applied Materials, Inc., 2.625%, 10/01/20	1,008,055	0.0
2,110,000		Applied Materials, Inc., 3.900%, 10/01/25	2,224,244	0.1
4,120,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	4,263,759	0.1
4,358,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	4,624,121	0.1
4,040,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	4,378,609	0.1
1,622,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	1,650,612	0.0
3,121,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	3,231,474	0.1
2,184,000		Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,205,648	0.1
1,400,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,458,173	0.0
2,652,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/25	2,729,690	0.1
1,685,000		Infor US, Inc., 6.500%, 05/15/22	1,760,825	0.0
2,198,000		Intel Corp., 2.600%, 05/19/26	2,125,301	0.1
2,022,000		International Business Machines Corp., 2.875%, 11/09/22	2,034,354	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,294,323	0.0
2,900,000		Microsoft Corp., 3.700%, 08/08/46	2,731,484	0.1
2,767,000		Microsoft Corp., 4.200%, 11/03/35	2,912,696	0.1
3,822,000		Microsoft Corp., 4.450%, 11/03/45	4,073,759	0.1
1,870,000		Oracle Corp., 3.850%, 07/15/36	1,825,610	0.1
4,396,000		Oracle Corp., 4.125%, 05/15/45	4,262,234	0.1
2,937,000		Oracle Corp., 4.300%, 07/08/34	3,037,760	0.1
			69,212,766	2.0

		Utilities: 2.0%
2,945,000		AES Corp., 5.500%, 04/15/25	2,959,725	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	532,651	0.0
1,750,000		Comision Federal de Electricidad, 4.750%, 02/23/27	1,684,375	0.0
1,400,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	1,347,500	0.0
1,970,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	1,935,385	0.1
3,017,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	2,967,111	0.1
2,973,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	2,909,506	0.1
2,535,000		Duke Energy Corp., 1.800%, 09/01/21	2,442,363	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,767,816	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	684,788	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,393,784	0.0
873,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	901,373	0.0
2,850,000		Entergy Corp., 2.950%, 09/01/26	2,667,495	0.1
2,720,000		Entergy Louisiana LLC, 2.400%, 10/01/26	2,537,406	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	860,704	0.0
2,170,000		Exelon Corp., 2.850%, 06/15/20	2,193,666	0.1
3,050,000		Exelon Corp., 3.400%, 04/15/26	2,994,182	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,028,414	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	$1,570,888	0.0
2,880,000		Georgia Power Co., 1.950%, 12/01/18	2,891,900	0.1
4,199,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,349,156	0.1
618,000		Metropolitan Edison Co., 7.700%, 01/15/19	680,121	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	788,198	0.0
1,982,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	1,972,837	0.1
3,384,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,427,451	0.1
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,425,963	0.0
1,861,000		Nisource Finance Corp., 5.950%, 06/15/41	2,213,248	0.1
2,000,000	L	NRG Energy, Inc., 6.250%, 05/01/24	1,955,000	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,059,182	0.0
800,000	L	Perusahaan Listrik Negara PT, 5.500%, 11/22/21	860,000	0.0
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,188,804	0.1
3,535,000		Southwestern Electric Power Co., 2.750%, 10/01/26	3,337,475	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	1,012,414	0.0
1,970,000		Virginia Electric & Power Co., 2.950%, 11/15/26	1,916,101	0.1
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	3,007,110	0.1
			68,464,092	2.0

	Total Corporate Bonds/Notes
	(Cost $1,148,630,096)		1,144,610,213	33.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.9%
2,808,625		Alternative Loan Trust 2004-J7 MI, 1.604%, 10/25/34	2,423,617	0.1
4,876,137		Alternative Loan Trust 2005-10CB 1A1, 1.256%, 05/25/35	3,901,557	0.1
3,885,780		Alternative Loan Trust 2005-51 3A2A, 1.857%, 11/20/35	3,404,828	0.1
1,296,188		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	1,167,832	0.0
1,554,737		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	1,420,915	0.0
2,746,582		Alternative Loan Trust 2005-J2 1A12, 1.156%, 04/25/35	2,218,213	0.1
1,178,698		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	928,049	0.0
285,794		Alternative Loan Trust 2006-18CB A10, 1.156%, 07/25/36	171,653	0.0
1,759,638		Alternative Loan Trust 2006-19CB A28, 1.356%, 08/25/36	1,105,355	0.0
1,884,430		Alternative Loan Trust 2006-HY11 A1, 0.876%, 06/25/36	1,535,238	0.1
1,846,065		Alternative Loan Trust 2007-23CB A3, 1.256%, 09/25/37	976,436	0.0
4,742,358		Alternative Loan Trust 2007-2CB 2A1, 1.356%, 03/25/37	2,794,598	0.1
1,862,428		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/37	1,326,877	0.0
1,683,789		Alternative Loan Trust 2007-8CB A3, 1.256%, 05/25/37	1,030,576	0.0
704,128	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	709,966	0.0
497,593		Banc of America Mortgage 2005-J Trust 2A4, 3.427%, 11/25/35	462,420	0.0
2,905,137		Bear Stearns ALT-A Trust 2005-4 23A1, 2.993%, 05/25/35	2,810,152	0.1
4,074,515		Bear Stearns ALT-A Trust 2005-7 21A1, 3.269%, 09/25/35	3,691,787	0.1
1,480,000	#	Bellemeade Re Ltd. 2015-1A M2, 5.056%, 07/25/25	1,490,224	0.0
3,895,097		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.105%, 11/25/34	3,856,542	0.1
1,314,463		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	1,184,830	0.0
2,679,931		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/36	2,652,579	0.1
3,114,160		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.202%, 11/25/36	2,544,443	0.1
1,285,860		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.395%, 09/25/37	1,101,717	0.0
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.528%, 12/25/35	2,819,501	0.1
874,633		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.256%, 11/25/35	500,369	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,552,841	#	CSMC Series 2008-2R 1A1, 6.000%, 07/25/37	$3,270,670	0.1
3,590,862		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.016%, 08/19/45	2,956,528	0.1
45,950		Fannie Mae 2004-56 FE, 1.206%, 10/25/33	46,062	0.0
8,330,905	^	Fannie Mae 2008-12 SC, 5.594%, 03/25/38	1,428,176	0.0
7,223,405		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	7,966,485	0.2
2,200,000		Fannie Mae 2012-66 EP, 4.000%, 06/25/42	2,317,821	0.1
48,489,757	^	Fannie Mae 2016-82 SD, 5.294%, 11/25/46	8,759,519	0.3
7,600,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.006%, 04/25/29	7,859,196	0.2
1,400,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.156%, 01/25/24	1,494,007	0.0
2,920,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.656%, 07/25/24	2,934,726	0.1
6,700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.756%, 07/25/24	6,724,945	0.2
2,890,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.656%, 11/25/24	3,141,536	0.1
1,625,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 2M2, 5.756%, 11/25/24	1,762,398	0.1
4,320,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.756%, 05/25/25	4,510,384	0.1
5,400,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.756%, 07/25/25	5,827,155	0.2
700,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.756%, 07/25/25	752,470	0.0
2,078,770		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.056%, 02/25/25	2,188,215	0.1
56,343		Fannie Mae Grantor Trust 1998-T2 A6, 0.609%, 01/25/32	57,129	0.0
110,567	^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	3,767	0.0
643,108	^	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/43	99,039	0.0
2,687,051	^	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/28	336,018	0.0
288,630		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	320,278	0.0
439,745	^	Fannie Mae REMIC Trust 1999-6 SE, 6.949%, 02/17/29	61,871	0.0
221,245		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	245,337	0.0
2,242,432		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/33	2,500,717	0.1
657,426		Fannie Mae REMIC Trust 2003-45 FJ, 2.271%, 06/25/33	687,864	0.0
2,934,045	^	Fannie Mae REMIC Trust 2003-66 SA, 6.894%, 07/25/33	627,499	0.0
454,808	^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	105,671	0.0
1,571,238		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/33	1,714,048	0.1
35,832		Fannie Mae REMIC Trust 2004-10 SC, 25.576%, 02/25/34	43,959	0.0
2,217,973		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/34	2,430,603	0.1
1,054,443		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/34	1,190,851	0.0
2,395,356		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/34	2,577,737	0.1
540,223		Fannie Mae REMIC Trust 2004-79 S, 17.721%, 08/25/32	621,860	0.0
265,274		Fannie Mae REMIC Trust 2004-W10 A5, 5.500%, 08/25/34	272,569	0.0
13,734		Fannie Mae REMIC Trust 2004-W6 1A1, 5.000%, 07/25/34	13,744	0.0
5,975,992		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/35	6,537,498	0.2
235,929		Fannie Mae REMIC Trust 2005-74 NP, 20.132%, 01/25/35	278,460	0.0
329,128		Fannie Mae REMIC Trust 2006-104 ES, 29.670%, 11/25/36	584,969	0.0
5,974,488	^	Fannie Mae REMIC Trust 2006-12 SD, 5.994%, 10/25/35	1,015,960	0.0
1,640,448	^	Fannie Mae REMIC Trust 2006-123 UI, 5.984%, 01/25/37	335,952	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
449,162	^	Fannie Mae REMIC Trust 2006-72 HS, 5.944%, 08/25/26	$71,713	0.0
113,823		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/37	123,344	0.0
7,757,453	^	Fannie Mae REMIC Trust 2007-91 AS, 5.644%, 10/25/37	1,499,503	0.0
3,699,860		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	3,948,320	0.1
19,576,687		Fannie Mae REMIC Trust 2009-50 HZ, 5.578%, 02/25/49	21,245,098	0.6
4,754,199	^	Fannie Mae REMIC Trust 2009-90 TS, 5.394%, 11/25/39	814,509	0.0
7,821,322	^	Fannie Mae REMIC Trust 2010-118 GS, 5.194%, 10/25/39	831,355	0.0
11,514,482	^	Fannie Mae REMIC Trust 2010-123 SL, 5.314%, 11/25/40	1,951,627	0.1
11,939,457	^	Fannie Mae REMIC Trust 2010-41 SB, 5.644%, 05/25/40	2,108,095	0.1
3,479,856	^	Fannie Mae REMIC Trust 2010-43 VS, 5.694%, 05/25/40	626,580	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	12,296,618	0.4
4,033,438	^	Fannie Mae REMIC Trust 2011-102 SA, 5.844%, 10/25/41	753,249	0.0
4,678,358		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	4,979,589	0.2
5,132,991	^	Fannie Mae REMIC Trust 2011-93 GS, 5.794%, 04/25/39	1,018,102	0.0
3,381,264	^	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/41	471,106	0.0
13,185,592	^	Fannie Mae REMIC Trust 2012-122 SB, 5.394%, 11/25/42	2,822,404	0.1
8,067,428	^	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/42	1,034,142	0.0
12,903,254	^	Fannie Mae REMIC Trust 2012-133 AS, 5.444%, 10/25/42	2,472,510	0.1
2,102,177	^	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/42	295,541	0.0
10,877,013	^	Fannie Mae REMIC Trust 2012-15 SP, 5.864%, 06/25/40	1,591,310	0.1
5,316,805	^	Fannie Mae REMIC Trust 2012-24 HS, 5.794%, 09/25/40	863,679	0.0
12,330,621	^	Fannie Mae REMIC Trust 2012-30 QS, 5.844%, 04/25/31	1,759,704	0.1
3,317,581	^	Fannie Mae REMIC Trust 2012-68 YS, 5.944%, 07/25/42	640,305	0.0
4,572,160	^	Fannie Mae REMIC Trust 2013-26 JS, 5.444%, 10/25/32	829,330	0.0
15,445,331	^	Fannie Mae REMIC Trust 2013-60 DS, 5.444%, 06/25/33	2,997,661	0.1
14,936,431	^	Fannie Mae REMIC Trust 2013-9 SM, 5.494%, 02/25/33	2,752,953	0.1
11,477,165	^	Fannie Mae REMIC Trust 2014-17 DS, 5.444%, 02/25/43	1,729,240	0.1
5,367,230	^	Fannie Mae REMIC Trust 2014-28 BS, 5.444%, 08/25/43	934,464	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/41	2,631,004	0.1
43,379,325	^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	9,893,601	0.3
2,649,020	^	Fannie Mae Series 2013-72 YS, 5.394%, 07/25/33	559,652	0.0
1,006,144		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.056%, 12/25/36	513,790	0.0
1,006,144	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.944%, 12/25/36	260,465	0.0
1,116,487		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/37	868,631	0.0
19,014,356	^	Freddie Mac 3510 AS, 5.706%, 04/15/37	3,663,791	0.1
15,274,949	^	Freddie Mac 4191 SA, 5.496%, 03/15/43	2,826,730	0.1
1,359,563		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/36	1,528,610	0.0
789,640		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/36	903,905	0.0
233,121		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	266,313	0.0
216,682		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	249,033	0.0
1,460,981		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/29	1,675,769	0.1
258,825		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	294,842	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
453,221		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	$476,808	0.0
575,908		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	646,086	0.0
220,234	^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	54,478	0.0
1,742,956		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/34	1,893,178	0.1
300,005		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	335,021	0.0
4,112,825	^	Freddie Mac REMIC Trust 2866 GS, 5.896%, 09/15/34	353,407	0.0
1,394,956	^	Freddie Mac REMIC Trust 2883 SD, 5.996%, 10/15/34	130,672	0.0
481,728		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	526,623	0.0
625,705		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	683,933	0.0
12,006,343	^	Freddie Mac REMIC Trust 3045 DI, 6.026%, 10/15/35	2,234,935	0.1
127,590		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	131,841	0.0
2,362,952		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	2,647,780	0.1
938,460	^^	Freddie Mac REMIC Trust 3139 PO, 4.000%, 01/15/36	906,345	0.0
3,402,077	^	Freddie Mac REMIC Trust 3171 PS, 5.781%, 06/15/36	527,254	0.0
5,889,456	^	Freddie Mac REMIC Trust 3199 S, 5.746%, 08/15/36	1,168,055	0.0
1,173,638		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	1,314,854	0.0
760,183		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/37	830,950	0.0
591,417	^	Freddie Mac REMIC Trust 3524 LA, 5.252%, 03/15/33	645,442	0.0
117,479		Freddie Mac REMIC Trust 3556 NT, 3.804%, 03/15/38	121,261	0.0
10,184,682		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	11,484,402	0.3
1,124,697		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	1,258,579	0.0
5,225,252	^	Freddie Mac REMIC Trust 3710 SL, 5.296%, 05/15/36	414,086	0.0
870,160		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	969,431	0.0
25,000,000		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/38	26,052,982	0.8
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/39	1,036,563	0.0
983,873		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	1,073,107	0.0
2,820,603	^	Freddie Mac REMIC Trust 3856 KS, 5.846%, 05/15/41	526,350	0.0
2,594,421	^	Freddie Mac REMIC Trust 3925 SD, 5.346%, 07/15/40	373,059	0.0
16,771,789	^	Freddie Mac REMIC Trust 3925 SL, 5.346%, 01/15/41	2,339,804	0.1
702,004		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	756,021	0.0
4,412,912	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	576,337	0.0
3,456,827	^	Freddie Mac REMIC Trust 4088 CS, 5.296%, 08/15/42	650,767	0.0
13,071,178	^	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/33	1,672,860	0.1
6,614,880	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	1,207,767	0.0
4,706,322		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	4,759,181	0.1
3,535,143	^	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/43	591,436	0.0
4,322,647		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	4,766,014	0.1
5,802,311		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	6,296,044	0.2
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/40	1,882,298	0.1
11,634,406	^	Freddie Mac REMIC Trust 4386 LS, 5.396%, 09/15/44	2,141,728	0.1
10,111,328		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	10,729,439	0.3
880,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.006%, 11/25/23	930,313	0.0
9,040,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.256%, 02/25/24	9,871,210	0.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,130,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.356%, 04/25/24	$6,357,633	0.2
5,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.756%, 08/25/24	5,835,528	0.2
2,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.306%, 10/25/24	2,516,863	0.1
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 4.856%, 08/25/24	1,165,531	0.0
1,730,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.506%, 10/25/24	1,879,563	0.1
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.456%, 04/25/28	4,547,836	0.1
2,840,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 4.006%, 05/25/25	2,940,943	0.1
5,365,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.556%, 05/25/28	5,783,538	0.2
2,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.306%, 07/25/28	2,349,823	0.1
6,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.556%, 03/25/29	6,521,755	0.2
2,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.606%, 03/25/29	2,604,071	0.1
1,096,437		Freddie Mac Structured Pass Through Certificates T-48 1A, 5.347%, 07/25/33	1,257,994	0.0
23,234	^	Ginnie Mae Series 2001-28 SV, 7.543%, 06/16/31	1,957	0.0
1,418,800	^	Ginnie Mae Series 2005-7 AH, 6.063%, 02/16/35	242,798	0.0
20,905,020	^	Ginnie Mae Series 2007-41 SL, 5.961%, 07/20/37	4,367,487	0.1
2,199,376	^	Ginnie Mae Series 2008-2 SW, 5.811%, 01/20/38	404,491	0.0
1,540,780	^	Ginnie Mae Series 2008-35 SN, 5.661%, 04/20/38	237,472	0.0
830,689	^	Ginnie Mae Series 2008-40 PS, 5.793%, 05/16/38	145,586	0.0
2,181,955	^	Ginnie Mae Series 2009-25 KS, 5.461%, 04/20/39	368,498	0.0
1,732,578		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	1,864,020	0.1
1,800,870		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	1,961,182	0.1
6,718,378	^	Ginnie Mae Series 2009-33 SN, 5.561%, 05/20/39	545,869	0.0
9,947,264		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,387,824	0.4
3,612,428		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/39	3,906,821	0.1
940,092	^	Ginnie Mae Series 2009-43 HS, 5.461%, 06/20/38	77,943	0.0
4,390,951	^	Ginnie Mae Series 2010-116 NS, 5.943%, 09/16/40	765,047	0.0
10,810,808	^	Ginnie Mae Series 2010-116 SK, 5.881%, 08/20/40	2,132,301	0.1
21,490,634	^	Ginnie Mae Series 2010-149 HS, 5.393%, 05/16/40	2,774,944	0.1
1,841,201	^	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/40	698,425	0.0
3,368,343	^	Ginnie Mae Series 2010-68 MS, 5.111%, 06/20/40	527,455	0.0
8,398,501	^	Ginnie Mae Series 2011-72 SA, 4.643%, 05/16/41	1,191,323	0.0
13,595,603	^	Ginnie Mae Series 2011-73 LS, 5.951%, 08/20/39	1,719,539	0.1
387,755		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	404,823	0.0
2,238,748	^	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/41	373,735	0.0
15,993,735	^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	3,267,018	0.1
4,806,656	^	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/29	570,020	0.0
9,981,538	^	Ginnie Mae Series 2014-185 SB, 4.861%, 12/20/44	1,411,292	0.0
17,669,790	^	Ginnie Mae Series 2014-3 SU, 5.311%, 07/20/39	2,736,227	0.1
16,640,633	^	Ginnie Mae Series 2014-56 SP, 5.493%, 12/16/39	2,400,706	0.1
16,716,360	^	Ginnie Mae Series 2014-58 SG, 4.893%, 04/16/44	2,572,479	0.1
7,357		GSR Mortgage Loan Trust 2005-5F 8A1, 1.256%, 06/25/35	7,036	0.0
665,405		GSR Mortgage Loan Trust 2006-4F 2A2, 5.500%, 05/25/36	632,543	0.0
430,552		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/37	407,075	0.0
326,029		HomeBanc Mortgage Trust 2004-1 2A, 1.616%, 08/25/29	303,965	0.0
2,589,530		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.966%, 04/25/46	2,144,384	0.1
4,062,872		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.966%, 02/25/46	3,229,243	0.1
743,577	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.025%, 03/26/36	725,584	0.0
577,354		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/35	461,007	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,002,911		JP Morgan Mortgage Trust 2005-A4 B1, 3.091%, 07/25/35	$2,579,313	0.1
21,100,784	^	Lehman Mortgage Trust 2006-7, 5.794%, 11/25/36	4,309,977	0.1
15,533,463	^	Lehman Mortgage Trust 2006-9, 5.864%, 01/25/37	3,150,346	0.1
2,067,564		Lehman XS Trust Series 2005-5N 1A2, 1.116%, 11/25/35	1,622,365	0.1
4,632,963	^	Morgan Stanley Mortgage Loan Trust 2006-1AR 1AX, 2.906%, 02/25/36	335,944	0.0
6,691,351		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	5,666,441	0.2
322,096		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	290,141	0.0
152,773		Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.192%, 09/25/34	152,044	0.0
2,851,485		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.212%, 10/20/35	2,594,065	0.1
690,255		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.224%, 10/25/36	586,725	0.0
5,330,197		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.266%, 08/25/45	4,705,527	0.1
143,774,541	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.437%, 08/25/45	5,740,069	0.2
764,306		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.850%, 10/25/36	671,985	0.0
1,774,786		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.617%, 11/25/36	1,586,897	0.1
1,987,016		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.750%, 12/25/36	1,710,619	0.1
4,593,768		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.750%, 12/25/36	3,940,710	0.1
2,630,608		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.648%, 12/25/36	2,423,037	0.1
1,257,201		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.851%, 08/25/36	1,128,033	0.0
2,940,276		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.804%, 08/25/46	2,578,515	0.1
3,671,931		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.676%, 12/25/36	3,390,811	0.1
875,276		WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.468%, 03/25/37	778,442	0.0
2,390,969		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.361%, 04/25/37	2,088,927	0.1
2,813,381		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.656%, 11/25/35	2,011,352	0.1
2,526,183		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	2,231,493	0.1
1,906,388		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/35	1,775,869	0.1
802,763		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	750,168	0.0
2,488,781		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.557%, 06/25/46	1,927,566	0.1
3,430,663		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.527%, 08/25/46	2,301,912	0.1
1,140,314		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.986%, 01/25/47	924,598	0.0
2,362,387		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 1.076%, 01/25/47	1,932,741	0.1
2,048,417		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.186%, 06/25/37	1,515,816	0.0
2,253,846		Wells Fargo Alternative Loan 2007-PA3 Trust 3A1, 6.250%, 07/25/37	2,054,995	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,034,012		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.200%, 04/25/36	$949,170	0.0

	Total Collateralized Mortgage Obligations
	(Cost $509,904,926)		514,556,665	14.9

ASSET-BACKED SECURITIES: 9.8%
		Automobile Asset-Backed Securities: 0.7%
1,600,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	1,607,627	0.0
1,280,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	1,287,103	0.0
400,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	399,212	0.0
1,960,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	1,970,018	0.1
1,890,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	1,904,327	0.1
820,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	824,322	0.0
3,240,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	3,213,409	0.1
3,480,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	3,545,783	0.1
2,270,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	2,328,340	0.1
5,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	5,191,261	0.1
1,940,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,937,595	0.1
			24,208,997	0.7

		Home Equity Asset-Backed Securities: 0.5%
8,990,845		Freddie Mac Structured Pass Through Certificates T-31 A7, 1.006%, 05/25/31	8,905,047	0.3
558,727		HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.957%, 12/25/36	470,274	0.0
2,294,878		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 0.916%, 04/25/36	1,674,289	0.1
1,791,516		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.916%, 02/25/37	1,439,069	0.0
3,500,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	3,364,266	0.1
35,758		RASC Series Trust 2002-KS1 AIIB, 1.356%, 06/25/32	29,316	0.0
			15,882,261	0.5

		Other Asset-Backed Securities: 8.3%
2,000,000	#	1776 CLO Ltd. 2006-1A D, 2.633%, 05/08/20	1,901,416	0.1
3,749,346	#	Ajax Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	3,766,672	0.1
7,600,000	#	ALM VII Ltd. 2012-7A A1R, 2.334%, 10/15/28	7,622,625	0.2
5,100,000	#	ALM VII R-2 Ltd., 2.887%, 10/15/27	5,099,500	0.2
2,930,000	#	ALM VIII Ltd. 2013-8A A1R, 2.343%, 10/15/28	2,936,663	0.1
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,008,327	0.0
1,110,932	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
1,076,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,113,668	0.0
1,250,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	1,307,471	0.0
7,015,667	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	–	–
7,380,000	#	Apidos CLO XI, 2.324%, 01/17/28	7,391,653	0.2
3,440,000	#	Apidos CLO XI, 2.834%, 01/17/28	3,443,344	0.1
1,170,000	#	Apidos CLO XIV 2013-14A D, 4.380%, 04/15/25	1,156,530	0.0
3,130,000	#	Apidos CLO XVII, 2.733%, 04/17/26	3,130,000	0.1
5,420,000	#	Apidos CLO XVII, 3.383%, 04/17/26	5,420,000	0.2
3,860,000	#	Apidos Clo XXV 2016-25A A1, 2.203%, 10/20/28	3,860,591	0.1
268,871	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	269,823	0.0
9,710,000	#	Benefit Street Partners CLO IV Ltd., 2.233%, 01/20/29	9,710,000	0.3
3,190,000	#	Benefit Street Partners CLO X Ltd., 2.233%, 01/15/29	3,189,974	0.1
4,200,000	#	Blue Hill CLO 2013-1A A, 2.360%, 01/15/26	4,201,281	0.1
7,100,000	#	BlueMountain CLO 2012-2 Ltd., 2.304%, 11/20/28	7,111,743	0.2
3,550,000	#	BlueMountain CLO 2013-1 Ltd., 2.106%, 01/20/29	3,549,567	0.1
4,080,000	#	BlueMountain CLO 2013-1 Ltd., 2.656%, 01/20/29	4,079,498	0.1
4,350,000	#	BlueMountain CLO 2014-4 Ltd., 3.437%, 11/30/26	4,349,917	0.1
4,070,000	#	BlueMountain CLO 2015-1 Ltd., 3.235%, 04/13/27	4,070,000	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,750,000	#	BlueMountain CLO III Ltd. 2007-3A C, 1.683%, 03/17/21	$3,733,830	0.1
3,270,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.318%, 10/20/29	3,269,899	0.1
1,946,121	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 1.142%, 10/23/21	1,931,537	0.1
3,040,000	#	Carlyle Global Market Strategies CLO 2012-4 Ltd., 2.330%, 01/20/29	3,048,555	0.1
9,680,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.344%, 10/20/28	9,691,510	0.3
4,450,000	#	Cent CLO 21 Ltd., 2.276%, 07/27/26	4,441,225	0.1
4,700,000	#	Cent CLO 22 Ltd., 2.836%, 11/07/26	4,699,939	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 1.356%, 07/25/33	34,636	0.0
2,070,387	#	CIFC Funding 2006-2A B2L, 4.931%, 03/01/21	2,070,312	0.1
3,200,000	#	CIFC Funding 2006-I2A B1L, 2.531%, 03/01/21	3,194,131	0.1
2,556,456	#	CIFC Funding 2007-1A B2L, 4.782%, 05/10/21	2,539,187	0.1
2,750,000	#	CIFC Funding 2014-IV Ltd., 3.647%, 10/17/26	2,750,000	0.1
3,660,000	#	CIFC Funding 2016-I Ltd., 2.224%, 10/21/28	3,659,971	0.1
6,000,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.280%, 07/15/21	5,999,952	0.2
11,130,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.310%, 10/15/28	11,150,880	0.3
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.278%, 04/19/21	1,450,638	0.0
2,125,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 2.136%, 05/01/22	2,119,050	0.1
3,120,184	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	3,186,488	0.1
3,455,335	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	3,567,633	0.1
2,893,245	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	2,938,466	0.1
2,500,000	#	Invitation Homes Trust 2014-SFR2 E, 3.830%, 06/17/32	2,497,457	0.1
5,400,000	#	LCM XXIII Ltd., 2.506%, 10/20/29	5,399,957	0.2
5,190,000	#	LCM XXIII Ltd., 2.901%, 10/20/29	5,189,943	0.2
1,495,350	#	Madison Park Funding IV Ltd. 2007-4A E, 4.596%, 03/22/21	1,493,648	0.0
1,500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.134%, 07/26/21	1,500,409	0.0
3,250,000	#	Madison Park Funding Ltd. 2007-6A E, 6.134%, 07/26/21	3,251,293	0.1
1,250,000	#	Madison Park Funding V Ltd. 2007-5A D, 4.437%, 02/26/21	1,249,961	0.0
2,310,000	#	Madison Park Funding X Ltd. 2012-10A BR, 2.778%, 01/20/29	2,309,984	0.1
8,725,000	#	Madison Park Funding XXIV Ltd., 2.735%, 01/20/28	8,724,817	0.3
9,550,000	#	Magnetite CLO Ltd. 2016-18A A, 2.253%, 11/15/28	9,549,704	0.3
3,950,000	#	Magnetite VIII Ltd. 2014-8A BR, 2.630%, 04/15/26	3,949,949	0.1
693,238	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	696,358	0.0
1,140,773	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	1,147,903	0.0
1,600,000	#	Oaktree EIF II Series B1 Ltd., 2.456%, 02/15/26	1,600,386	0.0
1,500,000	#	Ocean Trails CLO I 2006-1A B, 1.624%, 10/12/20	1,499,661	0.0
5,900,000	#	OHA Loan Funding 2012-1 Ltd., 2.761%, 01/23/27	5,899,976	0.2
5,660,000	#	OHA Loan Funding 2015-1 Ltd., 2.347%, 08/15/29	5,659,977	0.2
5,980,000	#	OHA Loan Funding 2015-1 Ltd., 2.737%, 08/15/29	5,980,000	0.2
1,040,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.186%, 01/25/36	1,034,573	0.0
4,000,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	3,913,658	0.1
4,000,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	4,077,034	0.1
5,940,000	#	Shackleton 2016-IX CLO Ltd., 2.364%, 10/20/28	5,939,822	0.2
1,923,985	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	1,929,641	0.1
1,500,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,495,149	0.0
3,620,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	3,650,194	0.1
7,320,000	#	Symphony CLO Ltd. 2012-9A AR, 2.303%, 10/16/28	7,319,963	0.2
3,120,000	#	Symphony CLO Ltd. 2016-18A B, 2.746%, 01/23/28	3,120,000	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	5,740,000	#	Symphony CLO XIV Ltd. 2014 -14A A2, 2.361%, 07/14/26	$5,741,228	0.2
	3,441,375	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	3,462,111	0.1
	550,000	#	Telos CLO 2007-2A D, 3.080%, 04/15/22	540,019	0.0
	9,030,000	#	Wind River CLO Ltd. 2016-2A A, 2.386%, 11/01/28	9,038,145	0.3
				284,031,022	8.3

			Student Loan: 0.3%
	1,900,160	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	1,906,289	0.0
	2,354,281	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	2,341,918	0.1
	1,550,000	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	1,551,029	0.0
	1,150,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,128,729	0.0
	2,398,823	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	2,398,333	0.1
	4,100,000	#	Sofi Professional Loan Program 2016-E LLC, 4.430%, 10/25/41	4,037,501	0.1
				13,363,799	0.3

		Total Asset-Backed Securities
		(Cost $336,564,077)		337,486,079	9.8

FOREIGN GOVERNMENT BONDS: 3.9%
	5,935,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	6,335,612	0.2
BRL	10,240,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	3,097,837	0.1
BRL	23,892,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	7,069,373	0.2
BRL	19,327,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	5,601,742	0.2
	1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,756,440	0.1
	1,950,000	L	Brazilian Government International Bond, 6.000%, 04/07/26	2,023,125	0.1
	1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	1,003,590	0.0
	760,000		Colombia Government International Bond, 8.125%, 05/21/24	952,850	0.0
COP	21,119,500,000		Colombian TES, 11.000%, 07/24/20	8,034,035	0.2
	350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	321,125	0.0
	400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	472,912	0.0
	2,500,000		Croatia Government International Bond, 5.500%, 04/04/23	2,645,525	0.1
	272,000		Croatia Government International Bond, 6.375%, 03/24/21	296,441	0.0
	300,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	290,778	0.0
	270,000		Dominican Republic International Bond, 5.875%, 04/18/24	271,366	0.0
	300,000	#,L	Dominican Republic International Bond, 6.600%, 01/28/24	314,250	0.0
	2,150,000		Dominican Republic International Bond, 6.875%, 01/29/26	2,242,665	0.1
	250,000	#	Egypt Government International Bond, 5.875%, 06/11/25	227,930	0.0
	232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	213,456	0.0
	290,380	#	Gabonese Republic, 6.375%, 12/12/24	271,781	0.0
	383,000		Guatemala Government Bond, 8.125%, 10/06/34	488,325	0.0
HUF	1,359,750,000		Hungary Government Bond, 6.000%, 11/24/23	5,718,883	0.2
HUF	2,820,500,000		Hungary Government Bond, 7.500%, 11/12/20	11,854,203	0.4
	2,456,000		Hungary Government International Bond, 5.375%, 02/21/23	2,666,418	0.1
	416,000		Hungary Government International Bond, 7.625%, 03/29/41	583,544	0.0
	1,500,000		Indonesia Government International Bond, 4.125%, 01/15/25	1,490,007	0.0
	600,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	596,003	0.0
	2,750,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	2,762,710	0.1
IDR	28,498,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	2,179,788	0.1
	2,743,290		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,549,441	0.1
	600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	563,826	0.0
	2,100,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	2,251,007	0.1
	1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,071,908	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	955,000		Lebanon Government International Bond, 6.000%, 01/27/23	$921,718	0.0
	1,150,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,118,352	0.0
	400,000		Mexico Government International Bond, 4.000%, 10/02/23	401,920	0.0
	2,250,000		Morocco Government International Bond, 4.250%, 12/11/22	2,303,910	0.1
	600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	614,376	0.0
	850,000		Namibia International Bonds, 5.500%, 11/03/21	890,290	0.0
	1,325,000		Panama Government International Bond, 3.875%, 03/17/28	1,298,500	0.0
	693,000		Panama Government International Bond, 6.700%, 01/26/36	844,420	0.0
	1,900,000	L	Peruvian Government International Bond, 4.125%, 08/25/27	1,983,125	0.1
	1,380,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,327,579	0.0
	1,500,000		Republic of Poland Government International Bond, 4.000%, 01/22/24	1,537,694	0.1
	653,125		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	663,604	0.0
	600,000		Republic of Paraguay, 4.625%, 01/25/23	609,036	0.0
	600,000	#	Republic of Paraguay, 4.625%, 01/25/23	609,036	0.0
RON	8,600,000		Romania Government Bond, 5.850%, 04/26/23	2,304,220	0.1
	1,602,000		Romanian Government International Bond, 4.375%, 08/22/23	1,652,623	0.1
	136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	140,298	0.0
	6,400,000		Russian Federal Bond - OFZ, 4.750%, 05/27/26	6,567,040	0.2
RUB	272,530,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	4,230,757	0.1
RUB	276,740,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	4,274,369	0.1
RUB	424,870,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	6,781,852	0.2
RUB	164,590,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	2,531,552	0.1
	1,250,000		South Africa Government International Bond, 4.300%, 10/12/28	1,163,313	0.0
	350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	345,107	0.0
	1,100,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	1,084,699	0.0
	443,335		Tanzania Government International Bond, 7.250%, 03/09/20	466,211	0.0
	800,000		Turkey Government International Bond, 4.875%, 10/09/26	742,245	0.0
	200,000		Turkey Government International Bond, 6.250%, 09/26/22	208,355	0.0
	2,083,000		Turkey Government International Bond, 7.375%, 02/05/25	2,289,998	0.1
	2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,724,863	0.1
	2,300,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,317,365	0.1
	253,970		Uruguay Government International Bond, 7.625%, 03/21/36	317,805	0.0
	341,643		Uruguay Government International Bond, 8.000%, 11/18/22	425,346	0.0
	475,000		Vietnam Government International Bond, 6.750%, 01/29/20	516,017	0.0
	300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	273,068	0.0

		Total Foreign Government Bonds
		(Cost $135,756,123)		134,699,559	3.9

U.S. TREASURY OBLIGATIONS: 20.7%
			Treasury Inflation Indexed Protected Securities: 5.0%
	169,469,907		0.125%, due 04/15/21	170,537,907	5.0

			U.S. Treasury Bonds: 6.2%
	76,038,000	L	2.000%, due 11/15/26	73,051,760	2.1
	168,002,000	L	2.250%, due 08/15/46	140,905,125	4.1
	65,000		3.000%, due 11/15/45	63,976	0.0
				214,020,861	6.2

			U.S. Treasury Notes: 9.5%
	104,864,000	L	1.000%, due 11/30/18	104,518,788	3.0
	94,600,000		1.375%, due 12/15/19	94,329,822	2.8
	246,000		1.375%, due 01/31/21	241,904	0.0
	377,000		1.625%, due 02/15/26	351,785	0.0
	94,790,000	L	1.750%, due 11/30/21	94,001,537	2.7
	699,000		1.750%, due 01/31/23	682,211	0.0
	34,438,000		2.125%, due 11/30/23	34,172,035	1.0
				328,298,082	9.5

		Total U.S. Treasury Obligations
		(Cost $716,971,107)		712,856,850	20.7

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.0%
		Federal Home Loan Mortgage Corporation: 5.3%##
1,413,292		2.500%, due 05/01/30	$1,419,162	0.0
1,733,563		2.500%, due 05/01/30	1,739,760	0.0
2,205,285		2.500%, due 06/01/30	2,213,150	0.1
11,794,000	W	3.000%, due 10/15/26	12,102,736	0.3
23,452,000	W	3.000%, due 12/15/42	23,289,068	0.7
3,293,969		3.000%, due 03/01/45	3,276,841	0.1
3,066,798		3.000%, due 03/01/45	3,052,256	0.1
7,931,236		3.000%, due 04/01/45	7,889,992	0.2
7,842,569		3.000%, due 04/01/45	7,805,392	0.2
11,466		3.023%, due 05/01/37	12,208	0.0
6,823,000	W	3.500%, due 07/15/41	6,986,895	0.2
11,981,339		3.500%, due 01/01/45	12,346,757	0.4
4,421,333		3.500%, due 03/01/45	4,542,068	0.1
34,930,000	W	4.000%, due 08/15/40	36,690,826	1.1
1,808,100		4.000%, due 10/01/41	1,902,670	0.1
2,869,005		4.000%, due 12/01/41	3,023,220	0.1
3,772,169		4.000%, due 08/01/44	3,973,501	0.1
2,556,523		4.000%, due 07/01/45	2,687,619	0.1
3,129,943		4.000%, due 09/01/45	3,290,991	0.1
8,836,552		4.000%, due 09/01/45	9,291,211	0.3
6,005,257		4.000%, due 09/01/45	6,313,168	0.2
4,958,020		4.000%, due 09/01/45	5,213,312	0.1
957,408		4.000%, due 11/01/45	1,006,505	0.0
6,600,640		4.000%, due 05/01/46	6,940,831	0.2
1,389,498		4.500%, due 08/01/41	1,494,040	0.0
1,866,746		4.500%, due 09/01/41	2,011,586	0.1
1,674,553		4.500%, due 10/01/41	1,801,366	0.1
2,136,613		4.500%, due 03/01/44	2,314,579	0.1
223,901		5.000%, due 01/01/41	244,729	0.0
2,392,970		5.000%, due 04/01/41	2,641,403	0.1
56,046		5.500%, due 07/01/37	63,158	0.0
3,031,043		5.500%, due 11/01/38	3,407,182	0.1
5,103		6.000%, due 12/01/28	5,768	0.0
19,324		6.000%, due 01/01/29	21,845	0.0
10,120		6.500%, due 01/01/24	11,437	0.0
9,898		6.500%, due 12/01/31	11,292	0.0
945,081		6.500%, due 09/01/34	1,078,957	0.0
6,425		7.000%, due 03/01/32	7,402	0.0
			182,124,883	5.3

		Federal National Mortgage Association: 5.6%##
2,811,525		2.500%, due 05/01/30	2,820,544	0.1
6,324,980		2.500%, due 06/01/30	6,342,512	0.2
4,237,361		2.500%, due 06/01/30	4,249,108	0.1
2,635,191		2.500%, due 07/01/30	2,642,498	0.1
18,700,000	W	2.500%, due 01/23/32	18,731,044	0.6
219,981		2.751%, due 07/01/35	233,774	0.0
3,711,784		3.000%, due 08/01/30	3,815,963	0.1
2,241,643		3.000%, due 09/01/30	2,305,837	0.1
4,911,120		3.000%, due 07/01/43	4,911,257	0.2
1,178,797		3.000%, due 09/01/43	1,178,829	0.1
16,345,750		3.000%, due 04/01/45	16,269,717	0.5
3,107,807		3.000%, due 08/01/46	3,093,442	0.1
1,563,153		3.000%, due 11/01/46	1,556,897	0.1
35,420,000	W	3.000%, due 01/18/47	35,189,484	1.0
8,802,597		3.500%, due 10/01/42	9,076,363	0.3
619,269		3.500%, due 01/01/46	637,231	0.0
449,504		3.500%, due 02/01/46	462,542	0.0
899,916		3.500%, due 02/01/46	926,018	0.0
5,450,000	W	4.000%, due 08/25/40	5,730,058	0.2
889,051		4.000%, due 03/01/42	939,276	0.0
3,182,374		4.000%, due 07/01/42	3,362,000	0.1
2,991,275		4.000%, due 07/01/42	3,156,718	0.1
533,318		4.000%, due 07/01/42	563,286	0.0
3,127,418		4.000%, due 01/01/45	3,290,491	0.1
2,958,480		4.000%, due 03/01/45	3,113,550	0.1
25,925,412		4.000%, due 05/01/45	27,284,784	0.8
4,091,699		4.000%, due 06/01/45	4,318,154	0.1
3,374,839		4.250%, due 11/01/43	3,595,564	0.1
747,541		4.500%, due 11/01/40	807,852	0.0
6,717,908		4.500%, due 11/01/40	7,257,115	0.2
407,172		4.500%, due 11/01/40	439,912	0.0
6,715		4.500%, due 12/01/40	7,236	0.0
12,292		4.500%, due 12/01/40	13,283	0.0
11,356		4.500%, due 01/01/41	12,221	0.0
13,889		4.500%, due 01/01/41	15,008	0.0
1,099,917		4.500%, due 10/01/41	1,188,667	0.1
229,028		5.000%, due 06/01/33	251,004	0.0
37,207		5.000%, due 09/01/33	40,777	0.0
133,862		5.000%, due 11/01/33	147,115	0.0
45,717		5.000%, due 03/01/34	49,876	0.0
28,445		5.000%, due 03/01/34	31,238	0.0
295,524		5.000%, due 02/01/35	323,589	0.0
11,755		5.000%, due 06/01/35	12,909	0.0
208,654		5.000%, due 06/01/35	227,598	0.0
485,594		5.000%, due 07/01/35	533,408	0.0
117,298		5.000%, due 07/01/35	128,772	0.0
700,435		5.000%, due 08/01/35	765,616	0.0
1,067,681		5.000%, due 10/01/35	1,168,359	0.0
50,157		5.000%, due 10/01/35	54,672	0.0
551,092		5.000%, due 02/01/36	602,141	0.0
8,290		5.000%, due 03/01/36	9,056	0.0
107,315		5.000%, due 03/01/36	117,299	0.0
18,837		5.000%, due 05/01/36	20,563	0.0
11,618		5.000%, due 06/01/36	12,698	0.0
410,185		5.000%, due 07/01/36	450,655	0.0
562,186		5.000%, due 07/01/37	617,806	0.0
325,765		5.000%, due 11/01/40	357,171	0.0
132,369		5.000%, due 05/01/41	144,346	0.0
399,905		5.000%, due 06/01/41	437,771	0.0
685,079		5.000%, due 06/01/41	747,662	0.0
4,591		5.500%, due 02/01/18	4,660	0.0
295,479		5.500%, due 03/01/37	330,857	0.0
301,845		5.500%, due 06/01/39	339,317	0.0
2,907,730		5.500%, due 10/01/39	3,263,413	0.1
3,372		6.000%, due 10/01/18	3,451	0.0
135,751		6.000%, due 09/01/36	153,691	0.0
560,868		6.000%, due 05/01/38	589,231	0.0
3,011		6.500%, due 02/01/28	3,409	0.0
217		6.500%, due 09/01/31	246	0.0
669		6.500%, due 09/01/31	757	0.0
23,033		6.500%, due 11/01/31	26,640	0.0
8,713		6.500%, due 04/01/32	9,866	0.0
2,130		6.500%, due 08/01/32	2,412	0.0
4,970		6.500%, due 08/01/32	5,627	0.0
12,098		6.500%, due 01/01/33	13,698	0.0
16,887		6.500%, due 02/01/33	19,112	0.0
12,941		7.000%, due 12/01/27	13,563	0.0
3,525		7.000%, due 10/01/31	3,908	0.0
4,543		7.000%, due 03/01/32	5,132	0.0
2,107		7.500%, due 09/01/30	2,538	0.0
1,831		7.500%, due 10/01/30	1,836	0.0
6,538		7.500%, due 09/01/31	7,911	0.0
18,515		7.500%, due 02/01/32	20,981	0.0
			191,612,592	5.6

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 2.1%
15,263,000	W	3.000%, due 01/15/43	$15,455,278	0.5
23,901,270		3.500%, due 07/20/46	24,880,046	0.7
23,792,879		3.500%, due 09/20/46	24,772,740	0.7
557,825		4.000%, due 11/20/40	598,552	0.0
3,119,861		4.000%, due 03/20/46	3,328,366	0.1
665,422		4.500%, due 10/15/39	728,746	0.0
460,868		4.500%, due 11/15/39	498,838	0.0
489,130		4.500%, due 11/15/39	533,153	0.0
155,877		4.500%, due 12/15/39	170,917	0.0
151,826		4.500%, due 08/20/41	163,707	0.0
794,605		5.140%, due 10/20/60	837,033	0.0
1,204,688		5.277%, due 10/20/60	1,268,034	0.1
607,005		5.500%, due 03/20/60	640,595	0.0
			73,876,005	2.1

	Total U.S. Government Agency Obligations
	(Cost $450,841,816)		447,613,480	13.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.4%
4,615,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.549%, 06/10/49	4,676,861	0.1
1,990,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.602%, 06/10/49	1,996,822	0.1
4,820,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.814%, 02/10/51	4,861,170	0.1
1,240,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.814%, 02/10/51	1,236,791	0.0
92,840,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	4,165,647	0.1
2,320,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.015%, 06/11/41	2,515,949	0.1
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	770,226	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	764,546	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	748,704	0.0
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.801%, 02/13/42	3,583,468	0.1
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.801%, 02/13/42	1,990,774	0.1
293,789		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.124%, 10/12/42	293,466	0.0
676,202	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.714%, 04/12/38	691,027	0.0
2,325,923	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,332,933	0.1
45,113,000	#,^	CD 2016-CD1 Mortgage Trust, 0.685%, 08/10/49	2,567,895	0.1
25,627,943	^	CD 2016-CD1 Mortgage Trust, 1.446%, 08/10/49	2,531,636	0.1
1,660,000	#	Citigroup Commercial Mortgage Trust 2014-GC19, 4.901%, 03/10/47	1,455,340	0.0
4,250,000	#	Citigroup Commercial Mortgage Trust 2016-GC36, 2.850%, 02/10/49	2,936,736	0.1
6,090,000		Citigroup Commercial Mortgage Trust 2016-P4 A3, 2.646%, 07/10/49	5,803,230	0.2
3,040,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	2,951,055	0.1
41,987,667	^	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.017%, 07/10/49	5,601,885	0.2
18,852,000	^	Citigroup Commercial Mortgage Trust 2016-P6 XA, 0.842%, 12/10/49	985,021	0.0
5,927,644	^	COMM 2012-CR1 XA, 2.023%, 05/15/45	427,897	0.0
31,948,003	^	COMM 2012-CR2 XA, 1.728%, 08/15/45	2,309,444	0.1
40,216,585	^	COMM 2012-CR4 XA, 1.903%, 10/15/45	2,833,765	0.1
27,260,000	#,^	COMM 2012-CR4 XB, 0.593%, 10/15/45	885,686	0.0
13,765,078	^	COMM 2012-CR5 XA, 1.742%, 12/10/45	919,010	0.0
14,588,538	#,^	COMM 2012-LC4 XA, 2.279%, 12/10/44	1,145,472	0.0
35,502,485	^	COMM 2013-LC13 XA, 1.358%, 08/10/46	1,759,407	0.1
13,526,798	^	COMM 2013-LC6 XA, 1.683%, 01/10/46	748,289	0.0
2,925,000	#	COMM 2015-CR27 D, 3.472%, 10/10/48	2,235,981	0.1
3,710,000		COMM 2015-PC1 D, 4.443%, 07/10/50	2,710,753	0.1
141,620,828	#,^	COMM 2015-PC1 XA, 0.783%, 07/10/50	5,859,803	0.2
3,805,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.032%, 12/10/49	3,805,031	0.1
48,004	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	47,931	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
642,500	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	$659,560	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.281%, 05/15/36	961,642	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	934,491	0.0
4,460,000	#	CSAIL 2016-C7 Commercial Mortgage Trust, 4.394%, 11/15/49	3,173,318	0.1
2,440,000		DBJPM Mortgage Trust 16-C3 A5, 2.890%, 09/10/49	2,386,657	0.1
2,840,000	#	DBUBS 2011-LC2A D, 5.543%, 07/10/44	2,908,654	0.1
8,190,000	#	EQTY 2014-INNS Mortgage Trust, 4.216%, 05/08/31	8,033,293	0.2
27,973,945	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.631%, 11/25/44	4,447,175	0.1
20,956,137	^	Freddie Mac Multifamily Structured Pass Through Certificates, 1.085%, 08/25/26	1,567,812	0.0
25,000,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	2,821,582	0.1
220,161,747	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	863,518	0.0
3,400,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.184%, 12/10/43	3,426,809	0.1
3,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	2,792,193	0.1
2,710,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	2,205,233	0.1
28,991,702	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.386%, 05/10/45	2,143,968	0.1
69,409,853	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.428%, 11/10/46	3,688,953	0.1
1,121,000	#	GS Mortgage Securities Trust 2016-GS3, 2.620%, 10/10/49	803,893	0.0
83,715,942	^	GS Mortgage Securities Trust 2016-GS4, 0.605%, 11/10/49	3,366,436	0.1
13,440,000	#	Hudson Yards 2016-10HY Mortgage Trust, 2.835%, 08/10/38	12,992,475	0.4
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.575%, 05/15/41	637,854	0.0
1,810,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	1,742,894	0.1
5,699,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	5,272,294	0.2
17,385,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.353%, 12/15/47	312,899	0.0
2,490,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	2,453,521	0.1
520,671	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.571%, 10/15/37	520,334	0.0
1,960,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	2,022,202	0.1
1,410,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX D, 5.097%, 01/12/37	1,446,399	0.0
1,320,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.373%, 06/12/41	1,275,246	0.0
6,270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.753%, 06/15/49	6,336,454	0.2
2,400,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.534%, 07/15/46	2,455,972	0.1
1,344,880	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,351,309	0.0
35,617,636	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.660%, 06/15/45	2,051,241	0.1
8,540,000		JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 A4, 2.822%, 08/15/49	8,304,860	0.2
36,357,980	^	JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.703%, 07/15/45	916,621	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,931,913	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.194%, 04/15/47	$778,274	0.0
1,674,428	^	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.195%, 10/15/48	98,376	0.0
17,186,670	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	275	0.0
833,823	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.652%, 02/15/40	834,380	0.0
1,860,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.752%, 02/15/40	1,849,193	0.1
163,002		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	169,043	0.0
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	1,739,790	0.1
1,130,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	1,114,976	0.0
2,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 H, 5.350%, 09/15/40	1,930,558	0.1
5,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	5,090,315	0.2
756,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.872%, 06/15/38	756,756	0.0
5,253,010	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.729%, 11/15/38	19,574	0.0
3,490,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.170%, 07/15/40	3,518,545	0.1
95,862		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	95,723	0.0
1,550,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.682%, 08/15/45	1,537,599	0.0
48,722,061	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 1.147%, 12/15/47	2,702,871	0.1
4,251,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.235%, 10/15/42	4,160,804	0.1
2,800,000	#	Morgan Stanley Capital I Trust 2008-T29 D, 6.275%, 01/11/43	2,781,410	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.432%, 09/15/47	3,307,270	0.1
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.432%, 09/15/47	1,388,355	0.0
121,743	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	121,629	0.0
461,368	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.564%, 07/15/33	485,819	0.0
2,890,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	2,665,999	0.1
2,040,162		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 5.792%, 05/15/43	2,037,400	0.1
5,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.792%, 05/15/43	4,987,592	0.1
29,019,299	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.018%, 10/15/45	2,064,346	0.1
57,210,752	^	Wells Fargo Commercial Mortgage Trust 2014-LC16 XA, 1.438%, 08/15/50	3,627,637	0.1
6,100,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/48	6,269,606	0.2
21,575,195	^	Wells Fargo Commercial Mortgage Trust 2016-C33 XA, 1.812%, 03/15/59	2,376,769	0.1
750,000	#	Wells Fargo Commercial Mortgage Trust 2016-C34, 5.030%, 06/15/49	603,755	0.0
7,300,000		Wells Fargo Commercial Mortgage Trust 2016-C35 A3, 2.674%, 07/15/48	6,978,893	0.2
42,517,387	^	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.011%, 07/15/48	5,679,171	0.2
16,757,070	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.989%, 08/15/45	1,228,823	0.0
13,580,874	#,^	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.099%, 11/15/45	1,033,266	0.0
27,070,571	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.380%, 03/15/48	1,504,287	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $258,358,797)		253,966,492	7.4

	Total Long-Term Investments
	(Cost $3,557,026,942)		3,545,789,338	102.9

SHORT-TERM INVESTMENTS: 12.0%
		Corporate Bonds/Notes: 0.3%
3,158,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,263,743	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
1,533,000		Becton Dickinson and Co., 1.800%, 12/15/17	$1,536,745	0.1
367,000		Discover Financial Services, 6.450%, 06/12/17	374,598	0.0
2,911,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	2,927,575	0.1
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	855,570	0.0
1,169,000		Southwestern Electric Power Co., 5.550%, 01/15/17	1,170,371	0.0
			10,128,602	0.3

		U.S. Government Agency Obligations: 0.0%
313		Fannie Mae, 6.000%, 11/01/17	315	0.0
90		Fannie Mae, 6.000%, 03/01/17	90	0.0
10,924		Fannie Mae, 6.000%, 09/01/17	11,012	0.0
			11,417	0.0

		Securities Lending Collateralcc: 11.3%
19,515,698		Bank of Nova Scotia, Repurchase Agreement dated 12/30/16, 0.51%, due 01/03/17 (Repurchase Amount $19,516,789, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-4.000%, Market Value plus accrued interest $19,907,144, due 12/31/17-10/20/46)	19,515,698	0.5
92,727,487		Cantor Fitzgerald, Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $92,732,568, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $94,582,037, due 01/25/17-10/20/66)	92,727,487	2.7
92,727,487		Daiwa Capital Markets, Repurchase Agreement dated 12/30/16, 0.52%, due 01/03/17 (Repurchase Amount $92,732,771, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $94,582,038, due 03/02/17-02/01/49)	92,727,487	2.7
92,727,487		Nomura Securities, Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $92,732,568, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $94,582,040, due 01/15/17-08/20/66)	92,727,487	2.7
92,727,487		State of Wisconsin Investment Board, Repurchase Agreement dated 12/30/16, 0.65%, due 01/03/17 (Repurchase Amount $92,734,092, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $95,083,602, due 04/15/18-02/15/46)	92,727,487	2.7
			390,425,646	11.3

		Collateralized Mortgage Obligations: 0.0%
68,005		Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17
		(Cost $67,283)	68,902	0.0

		U.S. Treasury Notes: 0.0%
100,000		United States Treasury Note, 0.875%, 11/30/17	100,017	0.0
17,000		United States Treasury Note, 1.000%, 12/31/17	17,015	0.0
			117,032	0.0

		Foreign Government Bonds: 0.1%
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	203,050	0.0
630,000	#	Serbia International Bond, 5.250%, 11/21/17	646,261	0.1
			849,311	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,198,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $11,198,000)	11,198,000	0.3

	Total Short-Term Investments
	(Cost $412,817,504)	412,798,910	12.0

	Total Investments in Securities (Cost $3,969,844,446)	$3,958,588,248	114.9
	Liabilities in Excess of Other Assets	(514,780,510)	(14.9)
	Net Assets	$3,443,807,738	100.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

BRL	Brazilian Real
COP	Colombian Peso
DKK	Danish Krone
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RON	Romanian New Leu
RUB	Russian Ruble

Cost for federal income tax purposes is $3,972,991,000.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$38,293,751
Gross Unrealized Depreciation	(52,696,503)

Net Unrealized Depreciation	$(14,402,752)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$1,144,610,213	$–	$1,144,610,213
Collateralized Mortgage Obligations	–	514,556,665	–	514,556,665
Short-Term Investments	11,198,000	401,600,910	–	412,798,910
Commercial Mortgage-Backed Securities	–	253,966,492	–	253,966,492
U.S. Treasury Obligations	–	712,856,850	–	712,856,850
U.S. Government Agency Obligations	–	447,613,480	–	447,613,480
Asset-Backed Securities	–	334,736,079	2,750,000	337,486,079

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Foreign Government Bonds	$–	$134,699,559	$–	$134,699,559
Total Investments, at fair value	$11,198,000	$3,944,640,248	$2,750,000	$3,958,588,248
Other Financial Instruments+
Centrally Cleared Swaps	–	17,907,857	–	17,907,857
Forward Foreign Currency Contracts	–	529,735	–	529,735
Futures	839,658	–	–	839,658
Total Assets	$12,037,658	$3,963,077,840	$2,750,000	$3,977,865,498
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(6,830,806)	$–	$(6,830,806)
Forward Foreign Currency Contracts	–	(1,468,357)	–	(1,468,357)
Futures	(949,218)	–	–	(949,218)
Total Liabilities	$(949,218)	$(8,299,163)	$–	$(9,248,381)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Colombian Peso	9,579,607,400	Sell	02/10/17	$3,158,459	$3,167,037	$(8,578)
Citibank N.A.	Brazilian Real	35,533,753	Sell	02/10/17	10,185,677	10,794,400	(608,723)
Citibank N.A.	Colombian Peso	15,306,956,847	Sell	02/10/17	5,090,441	5,060,510	29,931
Goldman Sachs International	Romanian New Leu	10,430,012	Sell	01/27/17	2,487,403	2,420,849	66,554
HSBC Bank USA N.A.	Russian Ruble	262,150,267	Sell	01/27/17	4,068,584	4,242,012	(173,428)
HSBC Bank USA N.A.	Russian Ruble	263,945,240	Sell	01/27/17	4,127,214	4,271,058	(143,844)
HSBC Bank USA N.A.	Russian Ruble	157,831,935	Sell	01/27/17	2,533,451	2,553,975	(20,524)
HSBC Bank USA N.A.	Russian Ruble	157,444,043	Sell	01/27/17	2,530,148	2,547,697	(17,549)
HSBC Bank USA N.A.	Russian Ruble	22,710,076	Sell	01/27/17	364,619	367,486	(2,867)
JPMorgan Chase Bank N.A.	Russian Ruble	261,955,836	Sell	01/27/17	3,980,789	4,238,866	(258,077)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	59,651,665,989	Sell	03/10/17	4,421,918	4,374,973	46,945
JPMorgan Chase Bank N.A.	Brazilian Real	17,332,191	Sell	02/10/17	5,030,385	5,265,152	(234,767)
Morgan Stanley Capital Services LLC	Hungarian Forint	5,432,239,440	Sell	01/27/17	18,891,566	18,505,261	386,305
							$(938,622)

At December 31, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	576	01/18/17	$8,712,000	$505,697
U.S. Treasury 10-Year Note	8	03/22/17	994,250	2,109
U.S. Treasury 5-Year Note	1,197	03/31/17	140,843,880	(335,844)
U.S. Treasury Long Bond	53	03/22/17	7,984,781	(14,078)
U.S. Treasury Ultra Long Bond	377	03/22/17	60,414,250	(599,296)
			$218,949,161	$(441,412)
Short Contracts
U.S. Treasury 2-Year Note	(119)	03/31/17	(25,785,813)	23,950
U.S. Treasury Ultra 10-Year Note	(1,662)	03/22/17	(222,811,875)	307,902
			$(248,597,688)	$331,852

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

At December 31, 2016, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 27, Version 1	Sell	5.000	Intercontinental Exchange	12/20/21	USD	101,900,000	$6,308,425	$1,386,655
							$6,308,425	$1,386,655

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	38,344,000	$(550,536)	$(550,536)
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	31,365,000	(313,897)	(313,897)
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	24,606,000	(54,439)	(54,439)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	45,865,000	(39,193)	(39,193)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	42,083,000	269,605	269,605
Receive a fixed rate equal to 1.036% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/18	USD	42,311,000	(271,440)	(271,440)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	162,439,000	(109,799)	(109,799)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	151,804,000	(1,993,900)	(1,993,900)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.885%	Chicago Mercantile Exchange	12/05/21	USD	93,230,000	368,786	368,786
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.830%	Chicago Mercantile Exchange	12/06/21	USD	73,721,000	484,645	484,645
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	45,684,000	706,930	706,930
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	97,984,000	(2,540,381)	(2,540,381)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	888,888	888,888
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	885,127	885,127
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	854,413	854,413
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	8,455,000	518,142	518,142
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	886,380	886,380
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	97,984,000	3,582,122	3,582,122
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.538%	Chicago Mercantile Exchange	09/22/26	USD	3,367,452	240,454	240,454
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	22,434,000	1,563,745	1,563,745
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.546%	Chicago Mercantile Exchange	09/22/26	USD	4,489,000	317,700	317,700
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	22,438,000	1,563,024	1,563,024

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.562%	Chicago Mercantile Exchange	09/22/26	USD	25,493,548	$1,767,698	$1,767,698
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.539%	Chicago Mercantile Exchange	09/22/26	USD	22,754,000	1,623,543	1,623,543
Receive a fixed rate equal to 2.312% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/05/26	USD	93,230,000	(323,148)	(323,148)
Receive a fixed rate equal to 2.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/06/26	USD	73,721,000	(634,073)	(634,073)
					$9,690,396	$9,690,396

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$529,735
Equity contracts	Futures contracts	505,697
Interest rate contracts	Futures contracts	333,961
Credit contracts	Credit default swaps*	1,386,655
Interest rate contracts	Interest rate swaps*	16,521,202
Total Asset Derivatives		$19,277,250

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,468,357
Interest rate contracts	Futures contracts	949,218
Interest rate contracts	Interest rate swaps*	6,830,806
Total Liability Derivatives		$9,248,381

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2016:

	Barclays Bank PLC	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$-	$29,931	$66,554	$-	$46,945	$386,305	$529,735
Total Assets	$-	$29,931	$66,554	$-	$46,945	$386,305	$529,735

Liabilities:
Written options	$8,578	$608,723	$-	$358,212	$492,844	$-	$1,468,357
Total Liabilities	$8,578	$608,723	$-	$358,212	$492,844	$-	$1,468,357

Net OTC derivative instruments by counterparty, at fair value	$(8,578)	$(578,792)	$66,554	$(358,212)	$(445,899)	$386,305	(938,622)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$358,212	$30,000	$-	$388,212

Net Exposure(1)(2)	$(8,578)	$(578,792)	$66,554	$-	$(415,899)	$386,305	$(550,410)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2016, the Fund had pledged $520,000 in cash collateral to HSBC Bank USA N.A. Excess cash collateral is not shown for financial reporting purposes.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 42.1%
		Basic Materials: 0.9%
489,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$491,775	0.5
135,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	135,021	0.1
278,000		PPG Industries, Inc., 2.300%, 11/15/19	279,333	0.3
			906,129	0.9

		Communications: 2.1%
500,000		AT&T, Inc., 1.750%, 01/15/18	500,397	0.5
414,000		AT&T, Inc., 2.300%, 03/11/19	415,650	0.4
257,000		British Telecommunications PLC, 5.950%, 01/15/18	267,884	0.3
118,000		Cisco Systems, Inc., 1.650%, 06/15/18	118,363	0.1
140,000		eBay, Inc., 2.500%, 03/09/18	141,252	0.1
300,000		Orange SA, 1.625%, 11/03/19	295,578	0.3
345,000		Verizon Communications, Inc., 2.625%, 02/21/20	348,347	0.4
			2,087,471	2.1

		Consumer, Cyclical: 4.1%
410,000		American Honda Finance Corp., 2.250%, 08/15/19	413,963	0.4
84,000		AutoZone, Inc., 1.625%, 04/21/19	83,259	0.1
165,000	#	BMW US Capital LLC, 1.450%, 09/13/19	163,049	0.2
160,000		CVS Health Corp., 2.250%, 08/12/19	160,906	0.2
260,000	#	Daimler Finance North America LLC, 1.500%, 07/05/19	255,790	0.3
250,000		Ford Motor Credit Co. LLC, 1.897%, 08/12/19	246,019	0.2
550,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	554,156	0.6
144,000		General Motors Financial Co., Inc., 2.350%, 10/04/19	142,335	0.1
220,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	219,453	0.2
295,000		McDonald's Corp., 2.100%, 12/07/18	296,830	0.3
211,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	213,380	0.2
177,000		PACCAR Financial Corp., 1.450%, 03/09/18	176,942	0.2
211,000		PACCAR Financial Corp., 1.750%, 08/14/18	211,909	0.2
405,000		Southwest Airlines Co., 2.650%, 11/05/20	406,076	0.4
265,000		Southwest Airlines Co., 2.750%, 11/06/19	269,907	0.3
244,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	241,028	0.2
			4,055,002	4.1

		Consumer, Non-cyclical: 9.0%
340,000		Abbott Laboratories, 2.350%, 11/22/19	340,469	0.3
278,000		AbbVie, Inc., 1.800%, 05/14/18	278,261	0.3
291,000		Actavis Funding SCS, 2.350%, 03/12/18	292,730	0.3
229,000		Aetna, Inc., 1.900%, 06/07/19	228,550	0.2
548,000		Altria Group, Inc., 2.625%, 01/14/20	554,357	0.6
211,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	211,363	0.2
164,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	171,794	0.2
211,000		AstraZeneca PLC, 1.750%, 11/16/18	211,393	0.2
262,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	263,296	0.3
253,000	#	BAT International Finance PLC, 1.850%, 06/15/18	253,129	0.3
228,000		Baxalta, Inc., 2.000%, 06/22/18	228,058	0.2
151,000		Cardinal Health, Inc., 1.950%, 06/15/18	151,358	0.1
220,000		Celgene Corp., 2.125%, 08/15/18	220,932	0.2
240,000	#	Danone SA, 1.691%, 10/30/19	237,073	0.2
165,000		Eli Lilly & Co., 1.250%, 03/01/18	165,046	0.2
287,000		Gilead Sciences, Inc., 1.950%, 03/01/22	277,598	0.3
116,000		Hertz Corp., 6.750%, 04/15/19	116,290	0.1
371,000		JM Smucker Co., 1.750%, 03/15/18	371,545	0.4
439,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	439,189	0.4
180,000		Kroger Co., 2.000%, 01/15/19	180,461	0.2
188,000		Medtronic, Inc., 2.500%, 03/15/20	190,087	0.2
220,000		Molson Coors Brewing Co., 1.450%, 07/15/19	216,793	0.2
267,000	#	Mylan NV, 2.500%, 06/07/19	265,642	0.3
186,000		PepsiCo, Inc., 1.250%, 04/30/18	185,839	0.2
221,000		Pfizer, Inc., 1.450%, 06/03/19	219,675	0.2
202,000		Reynolds American, Inc., 2.300%, 06/12/18	203,320	0.2
464,000		Sanofi, 1.250%, 04/10/18	463,131	0.5

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
262,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	$258,727	0.3
169,000		St Jude Medical, Inc., 2.800%, 09/15/20	169,969	0.2
135,000		St Jude Medical, Inc., 2.000%, 09/15/18	135,222	0.1
198,000		Stryker Corp., 2.000%, 03/08/19	198,156	0.2
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	318,000	0.3
205,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	201,454	0.2
138,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	138,670	0.1
135,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	135,608	0.1
207,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	207,288	0.2
279,000		Zoetis, Inc., 1.875%, 02/01/18	279,054	0.3
			8,979,527	9.0

		Energy: 2.9%
135,000		BP Capital Markets PLC, 1.674%, 02/13/18	135,142	0.1
227,000		BP Capital Markets PLC, 2.521%, 01/15/20	228,275	0.2
329,000		Chevron Corp., 1.365%, 03/02/18	328,692	0.3
195,000		Chevron Corp., 1.790%, 11/16/18	195,756	0.2
144,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	144,556	0.2
278,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	277,270	0.3
313,000		Exxon Mobil Corp., 1.708%, 03/01/19	313,703	0.3
313,000		Shell International Finance BV, 1.375%, 05/10/19	309,879	0.3
84,000		Shell International Finance BV, 1.375%, 09/12/19	82,816	0.1
185,000		Shell International Finance BV, 1.625%, 11/10/18	185,354	0.2
156,000		Shell International Finance BV, 1.750%, 09/12/21	151,553	0.2
144,000		Shell International Finance BV, 2.125%, 05/11/20	143,898	0.1
170,000		Statoil ASA, 1.950%, 11/08/18	170,562	0.2
181,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	181,291	0.2
			2,848,747	2.9

		Financial: 17.9%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	209,046	0.2
301,000		Air Lease Corp., 2.125%, 01/15/18	301,590	0.3
313,000		American Express Credit Corp., 1.800%, 07/31/18	313,421	0.3
250,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	248,970	0.2
220,000		Bank of America Corp., 1.950%, 05/12/18	220,350	0.2
161,000		Bank of America Corp., 2.151%, 11/09/20	158,949	0.2
928,000		Bank of America Corp., 2.600%, 01/15/19	936,064	0.9
220,000		Bank of Montreal, 1.800%, 07/31/18	220,152	0.2
160,000		Bank of Montreal, 2.100%, 12/12/19	159,969	0.2
194,000		Bank of Nova Scotia, 1.650%, 06/14/19	192,209	0.2
118,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	117,906	0.1
310,000	#,L	BNZ International Funding Ltd./London, 2.100%, 09/14/21	300,926	0.3
173,000		Canadian Imperial Bank of Commerce, 1.600%, 09/06/19	171,263	0.2
270,000		Capital One NA/Mclean VA, 1.850%, 09/13/19	266,981	0.3
250,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	251,489	0.3
325,000		Charles Schwab Corp., 1.500%, 03/10/18	325,091	0.3
500,000	#	CIT Group, Inc., 5.000%, 05/15/18	507,500	0.5
433,000		Citigroup, Inc., 2.050%, 12/07/18	433,065	0.4
240,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	249,050	0.2
266,000		Comerica, Inc., 2.125%, 05/23/19	265,655	0.3
334,000	#	Commonwealth Bank of Australia, 1.375%, 09/06/18	331,839	0.3
360,000		Credit Suisse/New York NY, 1.700%, 04/27/18	359,225	0.4
150,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	151,337	0.1
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	217,353	0.2
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	222,611	0.2
475,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	477,893	0.5
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	428,203	0.4
250,000		Huntington National Bank, 2.200%, 11/06/18	250,768	0.3
260,000	#	ING Bank NV, 1.650%, 08/15/19	256,465	0.3
300,000	#	ING Bank NV, 2.700%, 08/17/20	300,997	0.3
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	441,457	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
365,000		JPMorgan Chase & Co., 1.700%, 03/01/18	$364,984	0.4
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	251,421	0.3
264,000		KeyCorp, 2.300%, 12/13/18	265,640	0.3
87,000		Kilroy Realty L.P., 4.800%, 07/15/18	90,083	0.1
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	499,352	0.5
365,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	354,848	0.4
323,000		Morgan Stanley, 1.875%, 01/05/18	323,538	0.3
30,000		Morgan Stanley, 2.200%, 12/07/18	30,118	0.0
240,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	237,969	0.2
127,000	#	New York Life Global Funding, 1.550%, 11/02/18	126,646	0.1
310,000	L	PNC Bank NA, 1.450%, 07/29/19	305,761	0.3
580,000		PNC Bank NA, 2.400%, 10/18/19	585,297	0.6
318,000		Realty Income Corp., 2.000%, 01/31/18	318,941	0.3
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	321,121	0.3
295,000		Royal Bank of Canada, 1.800%, 07/30/18	295,963	0.3
362,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	361,784	0.4
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	362,780	0.4
265,000	#	Standard Chartered PLC, 2.100%, 08/19/19	262,020	0.3
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	676,620	0.7
144,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	144,718	0.1
188,000		SunTrust Banks, Inc., 2.500%, 05/01/19	189,633	0.2
291,000		Toronto-Dominion Bank, 1.450%, 09/06/18	289,668	0.3
500,000		Toronto-Dominion Bank, 2.250%, 11/05/19	502,936	0.5
422,000		Wells Fargo & Co., 1.500%, 01/16/18	421,512	0.4
460,000		Wells Fargo Bank NA, 2.150%, 12/06/19	459,862	0.5
252,000		Welltower, Inc., 2.250%, 03/15/18	253,119	0.3
194,000		Westpac Banking Corp., 1.600%, 08/19/19	191,675	0.2
			17,775,803	17.9

		Industrial: 1.7%
355,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	356,421	0.3
220,000		Corning, Inc., 1.500%, 05/08/18	219,392	0.2
74,000		General Electric Co., 2.200%, 01/09/20	74,235	0.1
281,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	286,072	0.3
228,000		Lockheed Martin Corp., 1.850%, 11/23/18	228,967	0.2
370,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	369,612	0.4
202,000		United Technologies Corp., 1.778%, 05/04/18	202,081	0.2
			1,736,780	1.7

		Technology: 1.7%
564,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	575,920	0.6
86,000		Hewlett Packard Enterprise Co., 2.850%, 10/05/18	86,852	0.1
717,000		Microsoft Corp., 1.300%, 11/03/18	716,480	0.7
130,000		Microsoft Corp., 1.550%, 08/08/21	126,053	0.1
160,000		QUALCOMM, Inc., 1.400%, 05/18/18	159,987	0.2
			1,665,292	1.7

		Utilities: 1.8%
346,000		Black Hills Corp., 2.500%, 01/11/19	347,428	0.4
76,000		Dominion Resources, Inc./VA, 1.600%, 08/15/19	74,855	0.1
405,000		Duke Energy Corp., 1.800%, 09/01/21	390,200	0.4
109,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	108,683	0.1
160,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	161,243	0.2
250,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/19	246,548	0.2
228,000		Sempra Energy, 1.625%, 10/07/19	225,104	0.2
220,000		Southern Power Co., 1.500%, 06/01/18	219,043	0.2
			1,773,104	1.8

	Total Corporate Bonds/Notes
	(Cost $41,833,038)		41,827,855	42.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
359,360		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/40	360,948	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,000		Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/24	$928,596	0.9
222,877		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/40	230,525	0.2
126,934		Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/39	127,933	0.1
326,645		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/40	331,881	0.3
62,956		Fannie Mae REMIC Trust 2011-100 QM, 4.000%, 10/25/50	63,684	0.1
660,509		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/28	755,038	0.8
608,975		Freddie Mac REMIC Trust 3597 L, 5.000%, 07/15/39	653,042	0.7
459,576		Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/39	468,482	0.5
880,676		Ginnie Mae Series 2014-53 JM, 7.121%, 04/20/39	1,013,306	1.0
619,689		Ginnie Mae Series 2015-H31 FT, 1.180%, 11/20/65	622,131	0.6
257,537		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.040%, 02/25/34	262,128	0.3

	Total Collateralized Mortgage Obligations
	(Cost $5,815,349)		5,817,694	5.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.0%
		Federal Home Loan Mortgage Corporation: 1.3%##
52,241		5.500%, due 01/01/37	57,918	0.1
182,959		5.500%, due 08/01/38	206,784	0.2
18,169		5.500%, due 10/01/38	20,136	0.0
24,966		5.500%, due 10/01/38	27,792	0.1
449,343		5.500%, due 11/01/38	505,104	0.5
364,856		5.500%, due 02/01/39	406,419	0.4
			1,224,153	1.3

		Federal National Mortgage Association: 0.7%##
407,498		5.000%, due 01/01/23	435,351	0.4
252,806		5.000%, due 07/01/34	277,803	0.3
			713,154	0.7

	Total U.S. Government Agency Obligations
	(Cost $1,889,586)		1,937,307	2.0

ASSET-BACKED SECURITIES: 13.1%
		Automobile Asset-Backed Securities: 4.4%
90,000		BMW Vehicle Lease Trust 2015-2 A4, 1.550%, 02/20/19	90,085	0.1
250,000		CarMax Auto Owner Trust 2014-4 A4, 1.810%, 07/15/20	250,766	0.3
100,000		CarMax Auto Owner Trust 2016-2 A3, 1.520%, 02/16/21	99,597	0.1
150,000		CarMax Auto Owner Trust 2016-4, 1.600%, 06/15/22	147,422	0.1
600,000	#	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	592,624	0.6
190,000		GM Financial Automobile Leasing Trust 2015-3 A4, 1.810%, 11/20/19	190,196	0.2
250,000		GM Financial Automobile Leasing Trust 2016-2 A4, 1.760%, 03/20/20	248,430	0.3
480,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	480,660	0.5
300,000	#	Hyundai Auto Lease Securitization Trust 2016-B A4, 1.680%, 04/15/20	299,905	0.3
150,000	#	Hyundai Auto Lease Securitization Trust 2016-C, 1.650%, 07/15/20	148,972	0.1
200,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/22	198,730	0.2
200,000		Nissan Auto Lease Trust 2016-A A4, 1.650%, 10/15/21	200,033	0.2
100,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	99,387	0.1
540,000		Nissan Auto Receivables 2016-B Owner Trust, 1.540%, 10/17/22	534,557	0.5
180,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	180,172	0.2
160,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	158,749	0.2
100,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	100,170	0.1
110,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	110,025	0.1
250,000		World Omni Auto Receivables Trust 2016-B A4, 1.480%, 11/15/22	244,613	0.2
			4,375,093	4.4

		Credit Card Asset-Backed Securities: 3.6%
450,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	448,958	0.5
450,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	444,220	0.4
600,000		Capital One Multi-Asset Execution Trust, 1.820%, 09/15/22	598,865	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
300,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	$297,267	0.3
200,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	197,443	0.2
210,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	211,764	0.2
300,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	298,867	0.3
170,000		Discover Card Execution Note Trust 2014-A1 A1, 1.134%, 07/15/21	170,712	0.2
230,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	231,667	0.2
200,000		Discover Card Execution Note Trust 2015-A3 A, 1.450%, 03/15/21	199,759	0.2
210,000		Synchrony Credit Card Master Note Trust 2015-2 A, 1.600%, 04/15/21	210,237	0.2
280,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	281,308	0.3
			3,591,067	3.6

		Home Equity Asset-Backed Securities: 0.1%
71,595		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	72,228	0.1

		Other Asset-Backed Securities: 5.0%
240,000	#	Apidos CLO XI, 2.324%, 01/17/28	240,379	0.2
280,000	#	Benefit Street Partners CLO IV Ltd., 2.233%, 01/20/29	280,000	0.3
560,000	#	Benefit Street Partners CLO X Ltd., 2.233%, 01/15/29	559,996	0.6
350,000	#	BlueMountain CLO 2012-2 Ltd., 2.304%, 11/20/28	350,579	0.4
310,000	#	BlueMountain CLO 2013-1 Ltd., 2.106%, 01/20/29	309,962	0.3
260,000	#	Cent CLO 21 Ltd., 2.276%, 07/27/26	259,487	0.3
120,371	#	CIFC Funding 2006-2A B2L, 4.931%, 03/01/21	120,367	0.1
400,000	#	CIFC Funding 2006-I2A B1L, 2.531%, 03/01/21	399,267	0.4
241,175	#	CIFC Funding 2007-1A B2L, 4.782%, 05/10/21	239,546	0.2
250,000	#	CIFC Funding 2016-I Ltd., 2.224%, 10/21/28	249,998	0.2
360,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.310%, 10/15/28	360,675	0.4
300,000	#	GoldenTree Loan Opportunities IV Ltd. 2007-4A D, 5.159%, 08/18/22	300,280	0.3
53,322	#	GSAMP Trust 2005-SEA2 A1, 1.106%, 01/25/45	53,071	0.1
330,000	#	LCM XXIII Ltd., 2.506%, 10/20/29	329,997	0.3
250,000	#	Madison Park Funding Ltd. 2007-6A E, 6.134%, 07/26/21	250,100	0.2
390,000	#	Oaktree EIF II Series B1 Ltd., 2.456%, 02/15/26	390,094	0.4
260,000	#	OHA Loan Funding 2015-1 Ltd., 2.347%, 08/15/29	259,999	0.3
			4,953,797	5.0

	Total Asset-Backed Securities
	(Cost $13,008,855)		12,992,185	13.1

U.S. TREASURY OBLIGATIONS: 8.0%
		Treasury Inflation Indexed Protected Securities: 3.8%
3,774,003		0.125%, due 04/15/18	3,809,234	3.8

		U.S. Treasury Notes: 4.2%
1,999,000	L	1.000%, due 11/30/18	1,992,419	2.0
310,000		1.375%, due 12/15/19	309,115	0.3
1,139,000		1.750%, due 11/30/21	1,129,526	1.1
752,000		2.125%, due 11/30/23	746,192	0.8
			4,177,252	4.2

	Total U.S. Treasury Obligations
	(Cost $7,982,737)		7,986,486	8.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.8%
228,448	#	Americold LLC 2010 Trust ARTA A2FL, 2.195%, 01/14/29	228,621	0.2
75,110		Banc of America Commercial Mortgage Trust 2007-1 A1A, 5.428%, 01/15/49	75,036	0.1
6,809		Banc of America Commercial Mortgage Trust 2007-3 A1A, 5.549%, 06/10/49	6,858	0.0
26,837		Banc of America Commercial Mortgage Trust 2007-3 A4, 5.549%, 06/10/49	26,989	0.0
480,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.549%, 06/10/49	486,434	0.5
102,162		Banc of America Commercial Mortgage Trust 2007-4 A4, 5.747%, 02/10/51	103,588	0.1
112,453	#	Banc of America Re-REMIC Trust 2009-UBER2 A4AA, 5.722%, 02/24/51	112,566	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
350,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	$351,552	0.4
519,775		Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 A4, 5.471%, 01/12/45	520,332	0.5
430,000		CD 2007-CD5 Mortgage Trust AJ, 6.116%, 11/15/44	440,896	0.4
230,000		CD 2007-CD5 Mortgage Trust AJA, 6.116%, 11/15/44	236,219	0.2
503,114		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	506,127	0.5
252,988		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	253,659	0.3
164,999	#	COMM 2010-RR1 GEA, 5.543%, 12/11/49	164,868	0.2
90,000		COMM 2012-CR4 A2, 1.801%, 10/15/45	90,283	0.1
217,821	#	Commercial Mortgage Trust 2004-GG1 F, 6.361%, 06/10/36	218,794	0.2
231,168		Commercial Mortgage Trust 2005-CD6 A1A, 5.289%, 12/11/49	231,027	0.2
6,487	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	6,477	0.0
505,418	#	DBRR 2011-C32 A3A, 5.525%, 06/17/49	507,325	0.5
203,076	#	EQTY 2014-INNS Mortgage Trust, 4.216%, 05/08/31	199,190	0.2
88,954		Ginnie Mae 2015-21 AF, 2.067%, 07/16/48	87,906	0.1
208,651		Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	205,366	0.2
91,305		Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	91,341	0.1
306,120		Ginnie Mae Series 2011-53 B, 4.397%, 05/16/51	319,011	0.3
107,192		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	109,331	0.1
290,000		GS Mortgage Securities Trust 2012-GCJ9, 1.762%, 11/10/45	290,771	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	246,337	0.3
135,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	139,284	0.1
458,598		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	470,341	0.5
43,927		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 A3, 5.420%, 01/15/49	43,939	0.0
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.753%, 06/15/49	272,862	0.3
731,817		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, 5.882%, 02/15/51	741,736	0.8
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH D, 2.954%, 04/15/27	373,983	0.4
150,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	149,019	0.2
204,296		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.113%, 04/15/41	211,847	0.2
161,154		ML-CFC Commercial Mortgage Trust 2007-9 A4, 5.700%, 09/12/49	164,391	0.2
232,976		Morgan Stanley Capital I Trust 2007-IQ13 A4, 5.364%, 03/15/44	233,140	0.2
401,799		Morgan Stanley Capital I Trust 2007-IQ16, 5.809%, 12/12/49	407,779	0.4
271,507		Morgan Stanley Capital I Trust 2008-TOP29, 6.275%, 01/11/43	281,351	0.3
540,597	#	Morgan Stanley Re-REMIC Trust 2009-GG10 A4A, 5.793%, 08/12/45	541,972	0.5
986,780	#	Morgan Stanley Re-REMIC Trust 2010-GG10 A4A, 5.793%, 08/15/45	989,371	1.0
390,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.474%, 08/15/39	393,449	0.4
186,474		Wachovia Bank Commercial Mortgage Trust 2007-C30 A5, 5.342%, 12/15/43	186,267	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $11,872,101)		11,717,635	11.8

	Total Long-Term Investments
	(Cost $82,401,666)		82,279,162	82.9

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.3%
		Corporate Bonds/Notes: 13.1%
502,000		Aetna, Inc., 1.500%, 11/15/17	$501,675	0.5
395,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	394,591	0.4
500,000		Ally Financial, Inc., 5.500%, 02/15/17	502,187	0.5
161,000		American Express Credit Corp., 1.550%, 09/22/17	161,191	0.2
235,000		AT&T, Inc., 1.400%, 12/01/17	234,521	0.2
333,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	332,582	0.3
147,000		Becton Dickinson and Co., 1.800%, 12/15/17	147,359	0.1
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	520,625	0.5
200,000		Citigroup, Inc., 1.850%, 11/24/17	200,410	0.2
258,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	257,771	0.3
342,000		Comcast Corp., 6.300%, 11/15/17	356,194	0.4
446,000		Credit Suisse/New York NY, 1.375%, 05/26/17	446,123	0.4
352,000		Diageo Capital PLC, 1.500%, 05/11/17	352,536	0.4
75,000		eBay, Inc., 1.350%, 07/15/17	75,038	0.1
435,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	434,354	0.4
176,000		Johnson Controls International plc, 1.400%, 11/02/17	176,308	0.2
301,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	301,507	0.3
313,000		KLA-Tencor Corp., 2.375%, 11/01/17	314,921	0.3
204,000		Kroger Co., 6.400%, 08/15/17	210,086	0.2
500,000		Lennar Corp., 4.750%, 12/15/17	510,000	0.5
256,000		McKesson Corp., 1.292%, 03/10/17	256,073	0.3
295,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	294,770	0.3
335,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	334,995	0.3
316,000		NetApp, Inc., 2.000%, 12/15/17	316,930	0.3
177,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	177,119	0.2
390,000		Philip Morris International, Inc., 1.250%, 11/09/17	389,656	0.4
538,000		Santander UK PLC, 1.650%, 09/29/17	538,609	0.5
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	515,000	0.5
248,000		Southern California Edison Co., 1.125%, 05/01/17	248,045	0.3
342,000		Southern Co., 1.300%, 08/15/17	341,868	0.3
264,000		Statoil ASA, 1.250%, 11/09/17	263,728	0.3
500,000		Tesoro Corp., 4.250%, 10/01/17	510,000	0.5
215,000		Thomson Reuters Corp., 1.650%, 09/29/17	215,271	0.2
211,000		Total Capital International SA, 1.550%, 06/28/17	211,355	0.2
342,000		UBS AG/Stamford CT, 1.375%, 08/14/17	341,909	0.3
256,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	256,066	0.3
250,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	250,214	0.3
159,000		Valspar Corp., 6.050%, 05/01/17	161,186	0.2
498,000		Visa, Inc., 1.200%, 12/14/17	497,967	0.5
221,000		Vodafone Group PLC, 5.625%, 02/27/17	222,279	0.2
264,000		Whirlpool Corp., 1.650%, 11/01/17	264,417	0.3
			13,037,436	13.1

		Securities Lending Collateralcc: 2.4%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 12/30/16, 0.53%, due 01/03/17 (Repurchase Amount $1,000,058, collateralized by various U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-01/01/47)	1,000,000	1.0
423,121		HSBC Securities USA, Repurchase Agreement dated 12/30/16, 0.45%, due 01/03/17 (Repurchase Amount $423,142, collateralized by various U.S. Government Securities, 0.875%-3.000%, Market Value plus accrued interest $431,584, due 05/15/17-05/15/46)	423,121	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $1,000,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/20/66)	$1,000,000	1.0
		2,423,121	2.4

	U.S. Treasury Notes: 2.2%
2,140,000	United States Treasury Note, 0.875%, 11/30/17
	(Cost $2,140,377)	2,140,370	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
1,580,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $1,580,000)	1,580,000	1.6

	Total Short-Term Investments
	(Cost $19,146,252)	19,180,927	19.3

	Total Investments in Securities (Cost $101,547,918)	$101,460,089	102.2
	Liabilities in Excess of Other Assets	(2,160,832)	(2.2)
	Net Assets	$99,299,257	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.

Cost for federal income tax purposes is $101,547,920.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$305,609
Gross Unrealized Depreciation	(393,440)

Net Unrealized Depreciation	$(87,831)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$41,827,855	$–	$41,827,855
Collateralized Mortgage Obligations	–	5,817,694	–	5,817,694
Short-Term Investments	1,580,000	17,600,927	–	19,180,927
U.S. Treasury Obligations	–	7,986,486	–	7,986,486
U.S. Government Agency Obligations	–	1,937,307	–	1,937,307
Commercial Mortgage-Backed Securities	–	11,717,635	–	11,717,635
Asset-Backed Securities	–	12,992,185	–	12,992,185
Total Investments, at fair value	$1,580,000	$99,880,089	$–	$101,460,089
Other Financial Instruments+
Centrally Cleared Swaps	–	18,238	–	18,238
Futures	30,177	–	–	30,177
Total Assets	$1,610,177	$99,898,327	$–	$101,508,504
Liabilities Table
Other Financial Instruments+
Futures	$(20,062)	$–	$–	$(20,062)
Total Liabilities	$(20,062)	$–	$–	$(20,062)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	9	01/18/17	$136,125	$7,416
U.S. Treasury 2-Year Note	102	03/31/17	22,102,125	(18,955)
U.S. Treasury 5-Year Note	7	03/31/17	823,648	(1,107)
			$23,061,898	$(12,646)
Short Contracts
U.S. Treasury 10-Year Note	(41)	03/22/17	(5,095,531)	22,761
			$(5,095,531)	$22,761

At December 31, 2016, the following centrally cleared credit default swaps were outstanding for Voya Short Term Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 27, Version 1	Sell	5.000	Intercontinental Exchange	12/20/21	USD	1,000,000	$61,908	$13,608
							$61,908	$13,608

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Short Term Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.344%	Chicago Mercantile Exchange	12/08/18	USD	2,589,000	$4,630	$4,630
					$4,630	$4,630

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$7,416
Interest rate contracts	Futures contracts	22,761
Credit contracts	Credit default swaps*	13,608
Interest rate contracts	Interest rate swaps*	4,630
Total Asset Derivatives		$48,415

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$20,062
Total Liability Derivatives		$20,062

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.5%
		Communications: 1.9%
290,000		AT&T, Inc., 3.400%, 05/15/25	$279,644	0.2
278,000		CBS Corp., 4.000%, 01/15/26	282,878	0.2
150,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	155,625	0.1
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	285,343	0.2
150,000		Lamar Media Corp., 5.375%, 01/15/24	156,000	0.1
150,000		Netflix, Inc., 5.875%, 02/15/25	162,187	0.1
200,000	#	SFR Group SA, 6.250%, 05/15/24	201,750	0.2
150,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	157,125	0.1
150,000		Sprint Corp., 7.125%, 06/15/24	154,875	0.1
259,000		Time Warner Cable LLC, 5.000%, 02/01/20	274,912	0.2
150,000		T-Mobile USA, Inc., 6.836%, 04/28/23	161,063	0.1
150,000	#	Univision Communications, Inc., 5.125%, 02/15/25	144,000	0.1
249,000		Verizon Communications, Inc., 5.150%, 09/15/23	275,436	0.2
			2,690,838	1.9

		Consumer, Cyclical: 1.2%
150,000		AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	154,125	0.1
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	155,250	0.1
239,000		CVS Health Corp., 3.875%, 07/20/25	246,670	0.2
150,000		Dollar Tree, Inc., 5.750%, 03/01/23	159,573	0.1
200,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	204,410	0.2
150,000	#	Hot Topic, Inc., 9.250%, 06/15/21	158,625	0.1
150,000		MGM Resorts International, 6.000%, 03/15/23	162,375	0.1
150,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	154,687	0.1
150,000	#	PetSmart, Inc., 7.125%, 03/15/23	153,375	0.1
150,000	L	CalAtlantic Group, Inc., 5.375%, 10/01/22	153,750	0.1
			1,702,840	1.2

		Consumer, Non-cyclical: 1.7%
277,000		Actavis Funding SCS, 3.000%, 03/12/20	280,910	0.2
280,000		Celgene Corp., 3.250%, 08/15/22	282,546	0.2
150,000		HCA, Inc., 5.375%, 02/01/25	150,562	0.1
150,000		HealthSouth Corp., 5.750%, 11/01/24	152,625	0.1
150,000		Hertz Corp., 7.375%, 01/15/21	151,125	0.1
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	277,645	0.2
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	277,786	0.2
150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	168,750	0.1
263,000		Reynolds American, Inc., 4.450%, 06/12/25	277,807	0.2
150,000		Tenet Healthcare Corp., 6.750%, 06/15/23	132,375	0.1
150,000		United Rentals North America, Inc., 6.125%, 06/15/23	159,750	0.1
150,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	113,250	0.1
			2,425,131	1.7

		Energy: 0.1%
150,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	157,875	0.1

		Financial: 3.8%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	156,375	0.1
150,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	145,500	0.1
327,000		Bank of America Corp., 2.625%, 10/19/20	327,229	0.2
409,000	#	BPCE SA, 4.500%, 03/15/25	398,658	0.3
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	284,556	0.2
150,000		CIT Group, Inc., 5.000%, 08/15/22	156,750	0.1
280,000		Citigroup, Inc., 2.650%, 10/26/20	280,234	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
150,000		Equinix, Inc., 5.750%, 01/01/25	$157,500	0.1
150,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	149,625	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25	409,578	0.3
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	283,559	0.2
281,000		HCP, Inc., 4.000%, 06/01/25	279,463	0.2
150,000		Iron Mountain, Inc., 5.750%, 08/15/24	154,875	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/27	284,762	0.2
184,000		JPMorgan Chase & Co., 6.125%, 12/29/49	185,150	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/25	402,131	0.3
86,000		M&T Bank Corp., 6.450%, 12/29/49	92,235	0.1
268,000		Morgan Stanley, 4.000%, 07/23/25	274,838	0.2
200,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	200,113	0.2
89,000		Wells Fargo & Co., 5.900%, 12/29/49	89,556	0.1
269,000		Wells Fargo & Co., 4.300%, 07/22/27	276,610	0.2
280,000		XLIT Ltd., 4.450%, 03/31/25	277,767	0.2
			5,267,064	3.8

		Industrial: 0.5%
200,000		Lockheed Martin Corp., 3.550%, 01/15/26	204,446	0.2
150,000	#	Multi-Color Corp., 6.125%, 12/01/22	157,500	0.1
150,000	#	Sealed Air Corp., 5.500%, 09/15/25	155,250	0.1
150,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	158,625	0.1
			675,821	0.5

		Technology: 0.2%
150,000	#	First Data Corp., 7.000%, 12/01/23	160,125	0.1
150,000		NCR Corp., 6.375%, 12/15/23	161,625	0.1
			321,750	0.2

		Utilities: 0.1%
150,000		NRG Energy, Inc., 6.250%, 07/15/22	151,125	0.1

	Total Corporate Bonds/Notes
	(Cost $13,165,867)		13,392,444	9.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 30.9%
827,966		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.227%, 05/25/36	771,179	0.6
238,108		Alternative Loan Trust 2005-10CB 1A1, 1.256%, 05/25/35	190,518	0.1
949,897		Alternative Loan Trust 2005-10CB 1A2, 1.206%, 05/25/35	757,731	0.5
981,451		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/35	930,116	0.7
322,482		Alternative Loan Trust 2005-51 3A2A, 1.857%, 11/20/35	282,568	0.2
107,532		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	98,277	0.1
479,495		Alternative Loan Trust 2005-J2 1A12, 1.156%, 04/25/35	387,253	0.3
57,498		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	45,271	0.0
1,143,176		Alternative Loan Trust 2006-18CB A10, 1.156%, 07/25/36	686,612	0.5
279,555		Alternative Loan Trust 2006-19CB A12, 1.156%, 08/25/36	171,715	0.1
1,183,854		Alternative Loan Trust 2006-19CB A28, 1.356%, 08/25/36	743,664	0.5
906,082		Alternative Loan Trust 2006-HY11 A1, 0.876%, 06/25/36	738,182	0.5
296,559		Alternative Loan Trust 2007-2CB 2A1, 1.356%, 03/25/37	174,757	0.1
582,150		Alternative Loan Trust 2007-HY8C A1, 0.916%, 09/25/47	530,402	0.4
765,706		Alternative Loan Trust 2007-OA4, 0.926%, 05/25/47	668,786	0.5
180,546	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	182,042	0.1
18,429		Banc of America Mortgage 2005-J Trust 2A4, 3.427%, 11/25/35	17,127	0.0
415,934		Bear Stearns ALT-A Trust 2006-6 31A1, 3.130%, 11/25/36	326,608	0.2
1,119,519		Bear Stearns ALT-A Trust 2006-6 32A1, 3.112%, 11/25/36	821,882	0.6
349,040		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.006%, 01/26/36	273,476	0.2
70,000	#	Bellemeade Re Ltd. 2015-1A M2, 5.056%, 07/25/25	70,484	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
76,281		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.085%, 09/25/36	$69,030	0.0
162,692		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.105%, 11/25/34	161,082	0.1
299,103		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.159%, 03/25/36	265,473	0.2
159,455		Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.202%, 11/25/36	130,284	0.1
213,583		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.042%, 08/25/35	196,521	0.1
42,417		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.256%, 11/25/35	24,266	0.0
1,005,612		Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2007-AB1 A1, 1.056%, 04/25/37	528,033	0.4
254,592	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.039%, 06/27/37	257,565	0.2
1,454,093	^	Fannie Mae 2007-18 BS, 5.844%, 06/25/35	264,063	0.2
2,528,107	^	Fannie Mae 2008-94 SI, 4.744%, 04/25/36	544,517	0.4
3,699,095	^	Fannie Mae 2009-95 HI, 6.000%, 12/25/38	403,014	0.3
1,414,200		Fannie Mae 2011-47 GF, 1.326%, 06/25/41	1,419,829	1.0
594,282		Fannie Mae 2012-10 UF, 1.306%, 02/25/42	595,446	0.4
586,763	^	Fannie Mae 2012-84 KI, 6.000%, 08/25/42	128,991	0.1
2,205,585	^	Fannie Mae 2012-93 IL, 3.000%, 09/25/27	209,763	0.2
60,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.656%, 07/25/24	60,303	0.0
190,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.656%, 11/25/24	206,537	0.1
375,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 2M2, 5.756%, 11/25/24	406,707	0.3
130,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.756%, 05/25/25	135,729	0.1
118,787		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.056%, 02/25/25	125,041	0.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.106%, 04/25/29	1,029,816	0.7
275,965	^	Fannie Mae REMIC Trust 2000-26 SP, 7.744%, 08/25/30	60,438	0.0
483,491	^	Fannie Mae REMIC Trust 2002-13 SR, 5.844%, 03/25/32	78,270	0.1
229,720	^	Fannie Mae REMIC Trust 2004-64 SW, 6.294%, 08/25/34	44,020	0.0
167,704	^	Fannie Mae REMIC Trust 2004-66 SE, 5.744%, 09/25/34	29,785	0.0
817,084	^	Fannie Mae REMIC Trust 2008-47 PS, 5.744%, 06/25/38	41,304	0.0
952,720	^	Fannie Mae REMIC Trust 2009-25 SN, 5.794%, 04/25/39	175,715	0.1
539,034	^	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/41	76,191	0.1
38,905,655	^	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, 06/25/42	85,180	0.1
1,661,161	^	Fannie Mae REMIC Trust 2013-116 SC, 5.444%, 04/25/33	257,950	0.2
3,193,145	^	Freddie Mac 2009-70 PS, 5.994%, 01/25/37	632,635	0.5
577,749		Fannie Mae 2010-15 FD, 1.496%, 03/25/40	585,104	0.4
738,965		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 2.900%, 01/25/37	649,329	0.5
135,295		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/37	105,260	0.1
518,396	^	Freddie Mac 2524 SH, 6.796%, 11/15/32	58,863	0.0
816,835	^	Freddie Mac 2525 SM, 7.296%, 02/15/32	179,267	0.1
2,932,010		Freddie Mac 2711 FC, 1.604%, 02/15/33	2,974,392	2.1
236,955	^	Freddie Mac 2989 HS, 6.446%, 08/15/34	100,317	0.1
455,972	^	Freddie Mac 3018 SM, 6.496%, 08/15/35	96,740	0.1
747,348	^	Freddie Mac 324 144, 5.805%, 06/15/39	164,317	0.1
139,160	^	Freddie Mac 3398 SI, 5.946%, 01/15/36	344	0.0
1,592,810	^	Freddie Mac 3523 SA, 5.296%, 09/15/36	250,483	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,366,311	^	Freddie Mac 3582 MS, 5.446%, 10/15/39	$215,005	0.2
2,132,975	^	Freddie Mac 3688 BI, 5.000%, 07/15/40	405,964	0.3
7,517,874	^	Freddie Mac 4186 IA, 3.000%, 03/15/33	1,014,092	0.7
361,799	^	Freddie Mac 4333 AI, 5.500%, 02/15/44	67,761	0.0
328,088	^	Freddie Mac REMIC Trust 2266 S, 7.846%, 11/15/30	65,928	0.0
370,882	^	Freddie Mac REMIC Trust 2374 S, 7.396%, 06/15/31	85,113	0.1
217,843	^	Freddie Mac REMIC Trust 2417 SY, 7.696%, 12/15/31	50,784	0.0
464,832	^	Freddie Mac REMIC Trust 2577 SA, 6.746%, 02/15/33	91,092	0.1
35,964		Freddie Mac REMIC Trust 2973 SB, 15.752%, 05/15/35	41,389	0.0
120,014	^	Freddie Mac REMIC Trust 2981 SU, 7.096%, 05/15/30	24,948	0.0
250,174	^	Freddie Mac REMIC Trust 2993 PS, 5.996%, 05/15/35	12,661	0.0
58,493		Freddie Mac REMIC Trust 3031 BP, 8.000%, 08/15/35	69,329	0.1
1,267,270	^	Freddie Mac REMIC Trust 3049 PI, 5.946%, 10/15/35	241,008	0.2
75,444		Freddie Mac REMIC Trust 3085 SK, 57.553%, 12/15/35	213,263	0.2
137,021	^^,Z	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/36	113,250	0.1
597,154	^	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/39	55,680	0.0
470,526	^	Freddie Mac REMIC Trust 3624 TS, 4.096%, 01/15/40	54,598	0.0
718,260	^	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/32	137,119	0.1
2,121,161	^	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/41	376,666	0.3
2,847,936	^	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/33	634,583	0.5
1,541,534	^	Freddie Mac Strips Series 237 S23, 6.396%, 05/15/36	295,250	0.2
1,869,702	^	Freddie Mac Strips Series 260 33, 4.000%, 05/15/39	309,144	0.2
120,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.356%, 04/25/24	124,456	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.506%, 10/25/24	108,645	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 5.456%, 03/25/28	535,271	0.4
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.556%, 03/25/29	100,335	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.606%, 03/25/29	200,313	0.1
459,808	^	Ginnie Mae 2011-101 EI, 6.000%, 10/16/39	85,514	0.1
932,476	^	Ginnie Mae Series 2008-40 SA, 5.693%, 05/16/38	175,394	0.1
1,823,969	^	Ginnie Mae Series 2009-116 SJ, 5.773%, 12/16/39	300,016	0.2
1,666,390	^	Ginnie Mae Series 2010-4 SL, 5.693%, 01/16/40	314,057	0.2
631,818	^	Ginnie Mae Series 2010-98 QS, 5.861%, 01/20/40	88,615	0.1
4,561,803	^	Ginnie Mae Series 2011-101 BI, 0.650%, 11/20/37	101,064	0.1
94,046	^	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/41	16,535	0.0
415,398	^	Ginnie Mae Series 2013-103 DS, 5.411%, 07/20/43	70,852	0.1
304,734	^	Ginnie Mae Series 2013-134 DS, 5.361%, 09/20/43	51,641	0.0
631,605	^	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/43	110,807	0.1
10,252,671	^	Ginnie Mae Series 2015-69 IL, 0.200%, 07/20/34	79,693	0.1
495,914	^	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/44	89,406	0.1
32,925	^	Ginnie Mae Series 2016-12 JI, 4.000%, 04/20/40	358	0.0
255,590	^	Ginnie Mae Series 2016-12 MI, 5.000%, 04/20/39	5,677	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,498,546	^	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/44	$254,902	0.2
750,956		HarborView Mortgage Loan Trust 2006-14, 0.886%, 01/25/47	620,837	0.4
6,068		HomeBanc Mortgage Trust 2004-1 2A, 1.616%, 08/25/29	5,658	0.0
95,527		HomeBanc Mortgage Trust 2005-3 A2, 1.066%, 07/25/35	94,109	0.1
127,470		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.966%, 04/25/46	105,558	0.1
322,566		JP Morgan Alternative Loan Trust 2006-S1 3A2, 1.026%, 03/25/36	340,139	0.2
144,712		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	122,042	0.1
406,523		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	359,914	0.3
872,087		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/36	717,416	0.5
102,016		Lehman XS Trust Series 2005-5N 1A2, 1.116%, 11/25/35	80,050	0.1
1,681,531		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.906%, 08/25/36	873,901	0.6
78,224		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	70,463	0.1
213,351		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.060%, 03/25/35	208,271	0.1
201,406		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.224%, 10/25/36	171,197	0.1
225,576		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.837%, 09/25/36	209,235	0.1
37,677		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.850%, 10/25/36	33,126	0.0
263,357		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.617%, 11/25/36	235,477	0.2
959,343		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.617%, 11/25/36	857,782	0.6
116,979		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.648%, 12/25/36	107,749	0.1
41,560		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.851%, 08/25/36	37,290	0.0
145,925		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.804%, 08/25/46	127,971	0.1
225,805		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.676%, 12/25/36	208,518	0.1
23,390		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.361%, 04/25/37	20,435	0.0
126,386		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.600%, 07/25/37	103,747	0.1
1,214,869		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.656%, 11/25/35	868,538	0.6
224,032		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	197,898	0.1
309,762		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	289,467	0.2
1,428,555		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 1.356%, 07/25/36	743,349	0.5
937,913		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.527%, 08/25/46	629,322	0.4
688,577		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.748%, 09/25/35	670,390	0.5
101,156		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.186%, 06/25/37	74,855	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,503,158	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust 1A1, 3.235%, 09/25/36	$1,421,217	1.0
1,038,399	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.048%, 10/25/36	991,859	0.7
63,687	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 3.109%, 03/25/36	60,772	0.0
236,363	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.089%, 05/25/36	225,552	0.2
189,216	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.089%, 05/25/36	180,561	0.1
932,538	Wells Fargo Mortgage Backed Securities 2007-3 AE, 0.731%, 04/25/37	755,526	0.5
582,711	Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.148%, 12/28/37	539,289	0.4

	Total Collateralized Mortgage Obligations
	(Cost $42,429,288)	43,424,222	30.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal National Mortgage Association: 0.0%##
13,279	5.500%, due 10/01/39	14,904	0.0

	Total U.S. Government Agency Obligations
	(Cost $14,427)	14,904	0.0

U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Bonds: 0.1%
10,000	2.000%, due 11/15/26	9,607	0.0
72,000	2.250%, due 08/15/46	60,387	0.1
		69,994	0.1

	U.S. Treasury Notes: 0.0%
2,000	1.000%, due 11/30/18	1,993	0.0
9,000	2.125%, due 11/30/23	8,931	0.0
		10,924	0.0

	Total U.S. Treasury Obligations
	(Cost $79,925)	80,918	0.1

LOANS: 23.9%
	Aerospace & Defense: 0.1%
150,000	DigitalGlobe, Inc. 2016 Term Loan B, 3.748%, 01/15/24	151,313	0.1

	Automotive: 0.7%
247,487	Dynacast International LLC - Term Loan B, 4.500%, 01/15/22	249,344	0.2
247,475	Midas Intermediate Holdco II, LLC - Incremental Term Loan B, 4.500%, 08/18/21	249,950	0.2
247,500	NN, Inc. 2016 Term Loan B, 5.248%, 10/19/22	248,621	0.1
247,500	TI Group Automotive Systems, L.L.C. - 2015 USD Term Loan, 4.500%, 06/30/22	251,212	0.2
		999,127	0.7

	Building & Development: 0.8%
150,000	American Builders & Contractors Supply Co. Term Loan B, 3.748%, 10/13/23	151,674	0.1
200,792	Doosan Infracore International, Inc. - Term Loan B, 4.500%, 05/28/21	204,050	0.2
150,000	Forterra Inc Term Loan B, 4.500%, 10/31/23	151,906	0.1
150,000	Quikrete Holdings Inc. Term Loan, 4.248%, 11/15/23	151,687	0.1
196,429	Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	199,866	0.1
150,000	Wilsonart LLC 2016 Term Loan, 4.500%, 12/19/23	151,594	0.1
149,250	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	151,116	0.1
		1,161,893	0.8

	Business Equipment & Services: 1.4%
247,500	AlixPartners, LLP 2016 Term Loan B, 4.000%, 07/28/22	249,640	0.2
150,000	Camelot UK Holdco Limited Term Loan B, 4.750%, 09/15/23	152,025	0.1
150,000	DTI Holdco, Inc. 2016 Term Loan B, 6.250%, 10/01/23	148,188	0.1
150,000	EVO Payments International Term Loan B, 5.500%, 12/22/23	150,875	0.1
150,000	ION Trading Technologies Limited, Term Loan B USD 2016 refi, 4.250%, 07/31/23	150,750	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Business Equipment & Services: (continued)
247,500	KUEHG Corp. 2016 1st Lien Term Loan, 5.250%, 08/13/22	$250,078	0.2
242,247	Learning Care Group (US) No. 2 Inc. - New Term Loan, 5.000%, 05/05/21	244,972	0.1
150,000	Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.500%, 07/01/19	150,875	0.1
248,750	Solera Management, USD Term Loan B, 5.750%, 03/03/23	252,498	0.2
247,436	SurveyMonkey Inc. - Term Loan B, 6.250%, 02/07/19	249,910	0.2
		1,999,811	1.4

	Cable & Satellite Television: 1.5%
250,000	CSC Holdings, LLC 2016 Term Loan, 3.998%, 10/11/24	253,086	0.2
250,000	Liberty Cablevision of Puerto Rico LLC - 1st Lien Term Loan, 4.500%, 01/07/22	249,024	0.2
248,750	Numericable (YPSO France SAS), Term Loan B7 USD, 5.104%, 01/08/24	251,548	0.2
250,000	Numericable U.S. LLC USD Term Loan B10, 4.248%, 01/31/25	253,281	0.2
150,000	RCN Grande 1st Lien Term Loan, 3.998%, 12/16/23	151,109	0.1
150,000	Telesat Canada USD Term Loan B3, 4.748%, 11/14/23	152,625	0.1
150,000	Virgin Media Investment Holdings Limited USD Term Loan I, 3.748%, 01/31/25	150,875	0.1
149,614	WaveDivision Holdings, LLC Term Loan B, 4.000%, 10/15/19	150,643	0.1
250,000	Wideopenwest Finance, LLC, 2016 Term Loan B, 4.500%, 08/15/23	252,153	0.2
241,695	Yankee Cable Acquisition, LLC - Term Loan B, 4.250%, 02/25/20	242,400	0.1
		2,106,744	1.5

	Chemicals & Plastics: 1.6%
85,549	Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.104%, 09/13/23	86,458	0.1
64,451	Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.104%, 09/13/23	65,136	0.0
189,445	Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/21/22	192,050	0.1
242,883	Emerald Performance Materials, LLC - New 1st Lien Term Loan, 4.500%, 08/01/21	244,705	0.2
35,107	Flint Group GmbH - USD Term Loan C, 4.500%, 09/07/21	35,458	0.0
212,368	Flint Group US LLC - USD 1st Lien Term Loan B2, 4.500%, 09/07/21	212,987	0.1
248,750	Huntsman International LLC Term Loan B, 3.998%, 04/01/23	251,238	0.2
122,365	Ineos Styrolution Group GmbH 2016 USD Term Loan B, 4.750%, 09/30/21	124,354	0.1
247,486	Ineos US Finance LLC - 2015 USD Term Loan, 4.250%, 03/31/22	250,185	0.2
250,000	Kraton Polymers, LLC - Term Loan B, 6.000%, 01/06/22	252,656	0.2
149,625	Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	152,430	0.1
124,678	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	125,188	0.1
247,494	ZEP Inc. 1st Lien, 5.000%, 06/27/22	249,659	0.2
		2,242,504	1.6

	Clothing/Textiles: 0.2%
247,481	Varsity Brands, Inc. - 1st Lien Term Loan, 5.000%, 12/10/21	250,626	0.2

	Conglomerates: 0.1%
150,000	WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.500%, 09/29/23	151,250	0.1

	Containers & Glass Products: 1.2%
247,576	Berlin Packaging LLC - 2014 1st Lien Term Loan, 4.500%, 10/01/21	250,245	0.2
150,000	Hilex Poly Co. LLC 1st Lien Term Loan, 4.250%, 12/30/23	151,641	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Containers & Glass Products: (continued)
45,486	Otter Products, TLB, 5.750%, 06/03/20	$44,652	0.0
247,500	Peacock Engineering Company, LLC - 2015 Term Loan B, 5.250%, 07/27/22	246,056	0.1
150,000	Proampac PG Borrower LLC 1st Lien Term Loan, 5.000%, 11/18/23	151,758	0.1
250,000	Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/04/23	253,040	0.2
247,487	SIG Combibloc US Acquisition Inc - USD Term Loan, 4.250%, 03/10/22	249,275	0.2
247,494	Tekni-Plex, Inc. - 2015 USD Term Loan B, 4.500%, 06/01/22	247,896	0.2
136,364	Tricorbraun Holdings Inc. 1st Lien Term Loan, 4.750%, 11/30/23	137,455	0.1
		1,732,018	1.2

	Cosmetics/Toiletries: 0.1%
150,000	Revlon Consumer Products Corporation, Term Loan B 2016, 4.354%, 09/07/23	151,613	0.1

	Diversified Insurance: 1.4%
126,786	Acrisure, LLC 2016 Term Loan B, 5.750%, 11/15/23	127,578	0.1
247,494	Alliant Holdings I, Inc. - 2015 Term Loan B, 4.500%, 08/14/22	248,783	0.2
248,712	AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	251,154	0.2
248,128	Assuredpartners, Inc. 1st Lien, 5.250%, 10/22/22	250,416	0.2
247,462	Hub International Limited - Term Loan B, 4.000%, 10/02/20	249,047	0.2
247,477	National Financial Partners Corp. - New Term Loan B, 4.500%, 07/01/20	248,843	0.2
150,000	NFP CORP. Term Loan B, 4.500%, 12/15/23	151,656	0.1
247,449	USI, Inc. - Term Loan B, 4.250%, 12/27/19	248,738	0.1
150,000	Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	150,726	0.1
		1,926,941	1.4

	Drugs: 0.1%
60,000	Horizon Pharma, Inc. Incremental Term Loan B, 5.500%, 05/07/21	60,450	0.1

	Ecological Services & Equipment: 0.2%
128,267	ADS Waste Holdings Term Loan, 3.748%, 11/08/23	129,603	0.1
150,000	Casella Waste Systems, Inc. Term Loan B, 4.000%, 10/17/23	151,687	0.1
		281,290	0.2

	Electronics/Electrical: 2.7%
247,487	AF Borrower LLC - 1st Lien Term Loan, 6.250%, 01/28/22	249,034	0.2
150,000	Aptean, Inc. 2016 1st Term Loan, 6.000%, 12/20/22	151,875	0.1
150,000	Avast Software B.V. USD Term Loan B, 5.000%, 09/30/22	152,175	0.1
100,416	Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	101,181	0.1
129,666	Epicor Software Corporation 1st Lien Term Loan, 4.750%, 06/01/22	130,347	0.1
113,065	Epicor Software Corporation 2016 Term Loan, 5.000%, 06/01/22	113,772	0.1
149,625	Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	150,093	0.1
150,000	Genesys Telecommunications Laboratories, Inc. 2016 Term Loan B, 6.250%, 11/17/23	152,281	0.1
129,668	Go Daddy Operating Company, LLC - New Term Loan B, 4.250%, 05/13/21	130,899	0.1
170,000	Kronos Incorporated New 1st Lien Term Loan, 5.000%, 10/31/23	171,785	0.1
149,617	M/A-COM Technology Solutions Holdings, Inc., Upsized Term Loan B, 4.604%, 05/07/21	151,301	0.1
149,625	Micron Technology, Inc., Term Loan B, 6.854%, 04/26/22	152,187	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Electronics/Electrical: (continued)
93,000	Oberthur Technologies S.A. 2016 USD Term Loan B2, 4.748%, 12/15/23	$93,930	0.1
57,000	Oberthur Technologies S.A. 2016 USD Term Loan, 4.748%, 12/15/23	57,570	0.0
250,000	ON Semiconductor Corporation Incremental Term Loan, 4.248%, 03/31/23	253,299	0.2
125,000	QUEST Software US Holdings Inc. 1st Lien Term Loan, 7.000%, 10/31/22	126,906	0.1
150,000	Rackspace Hosting, Inc. 1st Lien Term Loan, 5.000%, 11/15/23	151,945	0.1
150,000	RP Crown Parent LLC Term Loan B, 4.500%, 10/12/23	151,016	0.1
249,375	SolarWinds, Inc. 2016 USD Term Loan, 5.500%, 02/05/23	252,161	0.2
150,000	Tessera Holding Corp. Term Loan B, 4.248%, 11/07/23	151,781	0.1
184,672	TTM Technologies, Term Loan B, 6.000%, 05/31/21	185,363	0.1
149,250	Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	138,118	0.1
247,380	Western Digital, USD Term Loan B-1, 4.604%, 04/29/23	251,135	0.2
195,316	Zebra Technologies Corporation 2016 Term Loan B, 3.498%, 10/27/21	197,422	0.1
		3,817,576	2.7

	Financial Intermediaries: 0.5%
248,125	First Eagle Investment Management, LLC - Term Loan, 4.854%, 12/01/22	250,916	0.2
248,750	NorthStar Asset Management, Term Loan B, 4.729%, 01/31/23	248,906	0.2
200,000	TransUnion, LLC - Term Loan B2, 3.748%, 04/09/21	201,661	0.1
		701,483	0.5

	Food Products: 0.4%
247,447	CSM Bakery Solutions LLC - 1st Lien Term Loan, 5.000%, 07/03/20	224,558	0.1
247,455	Del Monte Foods, Inc. - 1st Lien Term Loan, 4.250%, 02/18/21	227,865	0.2
134,817	Keurig Green Mountain, Inc., USD Term Loan B, 5.354%, 03/03/23	137,147	0.1
		589,570	0.4

	Food Service: 0.4%
150,000	Landrys, Inc. 2016 Term Loan B, 4.248%, 10/03/23	151,837	0.1
223,077	Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	227,260	0.2
149,625	US Foods, Inc., Term Loan B, 4.104%, 06/30/23	151,255	0.1
		530,352	0.4

	Food/Drug Retailers: 0.2%
150,000	Save A Lot Term Loan, 7.000%, 12/05/23	149,531	0.1
89,854	Supervalu Inc. - Refi Term Loan B, 5.500%, 03/21/19	90,627	0.1
		240,158	0.2

	Forest Products: 0.2%
249,375	Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	252,804	0.2

	Health Care: 2.7%
154,250	Acadia Healthcare Company, Inc. - Term Loan B2, 3.998%, 02/16/23	155,278	0.1
247,494	ADMI Corp. - 2015 Term Loan B, 5.250%, 04/30/22	249,865	0.2
149,625	Air Medical Group Holdings, Inc., Incremental Term Loan B-1, 5.000%, 04/28/22	149,400	0.1
149,625	ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	150,997	0.1
150,000	BioClinica, Inc. 1st Lien Term Loan, 5.250%, 10/20/23	149,625	0.1
150,000	Envision Healthcare Corp Term Loan B, 3.998%, 11/17/23	151,406	0.1
150,000	ExamWorks Group, Inc., 1st Lien Term Loan, 4.750%, 07/27/23	151,106	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Health Care: (continued)
125,000	inVentiv Health, Inc. 2016 Term Loan B, 4.750%, 11/09/23	$125,449	0.1
199,000	Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	199,846	0.1
143,516	Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	146,284	0.1
225,779	NAPA, Upsized First Lien Term Loan, 6.000%, 04/19/23	227,708	0.2
157,841	NVA Holdings, Inc., Upsized non-fungible add-on, 5.500%, 08/14/21	158,630	0.1
168,260	Onex Carestream Finance LP - 1st Lien Term Loan, 5.000%, 06/07/19	164,222	0.1
247,500	Onex TSG Holdings II Corp. - 1st Lien Term Loan, 5.000%, 07/31/22	248,841	0.2
150,000	Patterson Medical Holdings, Inc., Upsized 1st Lien Term Loan, 5.750%, 08/28/22	149,812	0.1
149,625	Precyse Acquisition Corp., First Lien Term Loan, 6.500%, 10/20/22	151,620	0.1
149,625	Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	147,381	0.1
248,750	Select Medical Corporation - Series F Term Loan B, 6.000%, 03/03/21	253,725	0.2
248,743	Surgery Center Holdings, Inc. New 1st Lien Term Loan, 4.750%, 11/03/20	250,725	0.2
248,125	U.S. Renal Care, Inc. - 2015 Term Loan B, 5.250%, 12/30/22	233,031	0.2
219,963	Vizient, Inc. 2016 Term Loan B, 5.000%, 02/11/23	223,721	0.1
		3,838,672	2.7

	Home Furnishings: 0.4%
299,250	ADT fka Protection One, Inc., Upsized ADT First Lien Term Loan B-1, 4.750%, 05/02/22	301,962	0.2
190,000	Serta Simmons Holdings, LLC 1st Lien Term Loan, 4.500%, 10/20/23	191,900	0.2
		493,862	0.4

	Industrial Equipment: 0.9%
247,436	Apex Tool Group, LLC - Term Loan B, 4.500%, 01/31/20	244,755	0.2
125,000	Cortes NP Acquisition Corp Term Loan, 6.000%, 09/29/23	126,250	0.1
247,455	EWT Holdings III Corp. - 1st Lien Term Loan, 4.750%, 01/15/21	249,930	0.2
247,589	Filtration Group Corporation - 1st Lien Term Loan, 4.250%, 11/30/20	248,776	0.2
150,000	Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	152,906	0.1
179,868	Kenan Advantage Group, Inc., Term Loan B, 4.000%, 07/31/22	180,543	0.1
55,234	Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.000%, 07/31/22	55,441	0.0
		1,258,601	0.9

	Leisure Goods/Activities/Movies: 0.8%
149,616	Equinox Holdings, Inc. Repriced Term Loan B, 5.000%, 02/01/20	151,019	0.1
200,000	Fitness International, LLC., Upsized Term Loan B, 6.000%, 07/01/20	200,475	0.1
247,494	LTF Merger Sub, Inc. - Term Loan B, 4.250%, 06/10/22	248,955	0.2
247,468	NEP/NCP Holdco, Inc. - Incremental Term Loan, 4.500%, 01/22/20	247,778	0.2
150,000	UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	151,890	0.1
150,000	Winnebago Industries, Inc. Term Loan, 5.500%, 11/08/23	150,000	0.1
		1,150,117	0.8

	Lodging & Casinos: 0.6%
247,494	Amaya Holdings B.V. - USD 1st Lien Term Loan, 5.000%, 08/01/21	248,886	0.2
192,271	American Casino & Entertainment Properties Term Loan, 4.250%, 07/07/22	194,074	0.1
29,680	Aristocrat Leisure Limited - Term Loan B, 3.750%, 10/20/21	30,029	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Lodging & Casinos: (continued)
200,833	CityCenter Holdings, LLC - Term Loan B, 4.250%, 10/16/20	$203,155	0.2
87,625	Pinnacle Entertainment, Inc., Term Loan B, 3.854%, 04/28/23	88,209	0.1
		764,353	0.6

	Media: 0.1%
150,000	Learfield Communications, Inc. New 1st Lien Term Loan, 2.500%, 10/09/20	150,937	0.1

	Oil & Gas: 0.1%
248,728	Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	197,324	0.1

	Property & Casualty Insurance: 0.1%
150,000	Broadstreet Partners Inc. Term Loan, 5.250%, 11/08/23	151,375	0.1

	Publishing: 0.2%
149,625	Cengage Learning Acquisition, Inc., Term Loan B, 5.250%, 05/31/23	145,635	0.1
149,625	McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	149,943	0.1
		295,578	0.2

	Radio & Television: 0.3%
135,849	CBS Radio Inc. Term Loan B, 4.500%, 10/10/23	137,546	0.1
150,000	Entercom Radio Term Loan B 1L, 4.276%, 11/01/23	151,931	0.1
150,000	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan, 3.998%, 12/08/23	151,101	0.1
		440,578	0.3

	Retailers (Except Food & Drug): 2.0%
247,348	Academy, Ltd. - 2015 Term Loan B, 5.000%, 07/01/22	229,327	0.2
230,980	Ascena Retail Group, Inc. - 2015 Term Loan B, 5.354%, 08/21/22	225,590	0.1
300,000	Bass Pro Group, LLC - 2015 Term Loan, 3.250%, 06/05/20	299,375	0.2
241,932	BJ's Wholesale Club, Inc. - New 1st Lien Term Loan, 4.500%, 09/26/19	244,427	0.2
248,750	FullBeauty Brands (F.K.A. OneStopPlus), 1st Lien Term Loan, 5.750%, 10/14/22	225,948	0.1
149,625	Harbor Freight Tools USA, Inc., Term Loan B, 4.104%, 08/15/23	151,694	0.1
250,000	Hudson's Bay Company - 2015 Term Loan B, 4.750%, 09/30/22	252,344	0.2
125,000	Jo-Ann Stores, Inc. 2016 Term Loan, 6.000%, 10/15/23	125,677	0.1
150,000	Leslies Poolmart, Inc., Term Loan B, 5.500%, 08/16/23	151,625	0.1
234,602	Men's Wearhouse, Inc. (The) - Term Loan B, 4.500%, 06/18/21	234,893	0.2
150,000	Outerwall Inc. 1st Lien Term Loan, 5.250%, 09/27/23	152,000	0.1
248,125	Petco Animal Supplies, Inc. - 2016 Term Loan B1, 5.000%, 01/26/23	250,348	0.2
248,737	PetSmart, Inc., 4.000%, 03/11/22	249,967	0.2
		2,793,215	2.0

	Surface Transport: 0.4%
200,252	OSG Bulk Ships, Inc - OBS Term Loan, 5.250%, 08/05/19	195,246	0.2
330,520	XPO Logistics, Term Loan B, 4.250%, 10/31/21	335,147	0.2
		530,393	0.4

	Telecommunications: 0.9%
244,674	Asurion LLC - Term Loan B4, 5.000%, 08/04/22	247,580	0.2
60,974	CommScope, Inc. Term Loan B5, 3.000%, 12/29/22	61,603	0.0
247,494	Communications Sales & Leasing, Inc. - Term Loan B, 5.000%, 10/24/22	250,711	0.2
150,000	Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, 10/05/23	151,172	0.1
150,000	LTS Buyer LLC 1st Lien Term Loan, 4.248%, 04/13/20	151,406	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
LOANS: (continued)
		Telecommunications: (continued)
248,750		Windstream Corporation Repriced Term Loan B6, 4.998%, 03/29/21	$250,383	0.2
200,000		Zayo Group, LLC Term Loan B, 3.750%, 05/06/21	202,125	0.1
			1,314,980	0.9

		Utilities: 0.6%
150,000		Dayton Power and Light Company, Term Loan, 4.104%, 08/30/22	152,578	0.1
145,204		Dynegy Inc., Term Loan C, 5.000%, 06/30/23	147,227	0.1
65,000		Middle River Power LLC Term Loan B, 8.000%, 09/30/22	64,675	0.1
203,571		TEX Operations Co. LLC Exit Term Loan B, 5.000%, 08/04/23	205,480	0.2
46,429		TEX Operations Co. LLC Exit Term Loan C, 5.000%, 08/04/23	47,074	0.0
150,000		TPF II Power, LLC Term Loan B, 5.000%, 10/02/21	151,500	0.1
			768,534	0.6

	Total Loans
	(Cost $32,938,534)		33,496,042	23.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.4%
15,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.549%, 06/10/49	15,201	0.0
1,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.814%, 02/10/51	1,018,627	0.7
105,915	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.743%, 02/17/51	106,424	0.1
255,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.887%, 06/11/50	256,937	0.2
14,660,000	#,^	CD 2016-CD1 Mortgage Trust, 0.685%, 08/10/49	834,468	0.6
8,381,340	^	CD 2016-CD1 Mortgage Trust, 1.446%, 08/10/49	827,944	0.6
7,722,241	#,^	COMM 2012 - LTRT XA, 1.030%, 10/05/30	342,001	0.2
4,826,796	^	COMM 2012-CR1 XA, 2.023%, 05/15/45	348,430	0.2
10,393,384	^	COMM 2012-CR3 XA, 2.076%, 10/15/45	800,065	0.6
1,117,388	^	COMM 2012-CR4 XA, 1.903%, 10/15/45	78,734	0.1
2,280,848	^	COMM 2013-LC6 XA, 1.683%, 01/10/46	126,174	0.1
12,698,879	^	COMM 2014-UBS2 XA, 1.389%, 03/10/47	817,551	0.6
7,242,092	^	COMM 2016-COR1 XA, 1.492%, 10/10/49	710,298	0.5
10,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/36	10,265	0.0
10,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	9,345	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	1,000,481	0.7
1,000,000	#	EQTY 2014-INNS Mortgage Trust, 4.216%, 05/08/31	980,866	0.7
203,197,429	#,^	Freddie Mac 2014-K714 X2B, 0.100%, 01/25/47	681,077	0.5
11,180,657	^	Freddie Mac Multifamily Structured Pass Through Certificates K019 X1, 1.694%, 03/25/22	797,552	0.6
2,814,704	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	67,233	0.0
100,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	11,286	0.0
736,811	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,890	0.0
1,500,000	#	GS Mortgage Securities Trust 2016-GS3, 2.620%, 10/10/49	1,075,682	0.8
8,490,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.353%, 12/15/47	152,805	0.1
140,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.373%, 06/12/41	135,253	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
683,307		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4 B, 5.129%, 10/15/42	$682,164	0.5
500,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.397%, 07/15/46	538,761	0.4
6,665,351	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.660%, 06/15/45	383,862	0.3
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4, 3.462%, 12/15/49	699,796	0.5
1,400,000	#	JPMDB Commercial Mortgage Securities Trust 2016-C4, 3.097%, 12/15/49	1,026,517	0.7
200,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	198,692	0.1
12,701		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	13,172	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	957,455	0.7
760,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	749,896	0.5
1,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 H, 5.350%, 09/15/40	965,279	0.7
10,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.170%, 07/15/40	10,082	0.0
14,800,140	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 1.147%, 12/15/47	821,042	0.6
1,250,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, 4.698%, 08/15/47	1,004,753	0.7
270,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.432%, 09/15/47	288,985	0.2
470,887	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.989%, 08/15/45	34,531	0.0
4,089,654	#,^	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.099%, 11/15/45	311,151	0.2
6,304,361	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.380%, 03/15/48	350,328	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $20,363,187)		20,244,055	14.4

ASSET-BACKED SECURITIES: 7.2%
		Home Equity Asset-Backed Securities: 0.4%
740,610		GSAA Home Equity Trust 2006-3 A3, 1.056%, 03/25/36	501,610	0.4

		Other Asset-Backed Securities: 6.8%
190,000	#	ALM VII R-2 Ltd., 2.887%, 10/15/27	189,981	0.1
140,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	144,901	0.1
130,000	#	Apidos CLO XI, 2.834%, 01/17/28	130,126	0.1
120,000	#	Apidos CLO XVII, 2.733%, 04/17/26	120,000	0.1
200,000	#	Apidos CLO XVII, 3.383%, 04/17/26	200,000	0.1
350,000	#	Ares XXVII CLO Ltd. 2013-2A B, 2.690%, 07/28/25	350,033	0.3
210,000	#	Blue Hill CLO 2013-1A B1, 2.830%, 01/15/26	210,166	0.2
280,000	#	BlueMountain CLO 2012-2 Ltd., 2.784%, 11/20/28	279,996	0.2
180,000	#	BlueMountain CLO 2014-4 Ltd., 2.737%, 11/30/26	179,998	0.1
160,000	#	BlueMountain CLO 2014-4 Ltd., 3.437%, 11/30/26	159,997	0.1
350,000	#	Bristol Park CLO Ltd., 2.784%, 04/15/29	349,994	0.2
100,000	#	Carlyle Global Market Strategies CLO 2012-4 Ltd., 2.330%, 01/20/29	100,282	0.1
150,000	#	Carlyle Global Market Strategies CLO 2012-4 Ltd., 2.780%, 01/20/29	149,999	0.1
330,000	#	Carlyle US CLO 2016-4 Ltd., 2.732%, 10/20/27	329,993	0.2
500,000	#	CIFC Funding 2007-1A B1L, 2.382%, 05/10/21	490,080	0.3
675,290	#	CIFC Funding 2007-1A B2L, 4.782%, 05/10/21	670,729	0.5
500,000	#	Cornerstone CLO Ltd. 2007-1A B, 1.830%, 07/15/21	496,938	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	280,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 2.636%, 10/15/28	$280,639	0.2
	1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 4.880%, 01/15/25	999,982	0.7
	500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.630%, 07/15/25	489,742	0.3
	100,000	#	Invitation Homes Trust 2014-SFR2 E, 3.830%, 06/17/32	99,898	0.1
	80,000	#	Madison Park Funding X Ltd. 2012-10A BR, 2.778%, 01/20/29	80,000	0.1
	250,000	#	Magnetite VIII Ltd. 2014-8A BR, 2.630%, 04/15/26	249,997	0.2
	1,000,000	#	OHA Loan Funding Ltd. 2013-1A D, 4.482%, 07/23/25	994,652	0.7
	340,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.686%, 01/20/28	339,993	0.2
	400,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	391,366	0.3
	220,000	#	Shackleton 2016-IX CLO Ltd., 2.364%, 10/20/28	219,993	0.2
	120,000	#	Symphony CLO Ltd. 2016-18A B, 2.746%, 01/23/28	120,000	0.1
	750,000	#	Telos CLO 2007-2A D, 3.080%, 04/15/22	736,390	0.5
				9,555,865	6.8

		Total Asset-Backed Securities
		(Cost $10,037,471)		10,057,475	7.2

FOREIGN GOVERNMENT BONDS: 2.2%
BRL	390,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	117,984	0.1
BRL	1,115,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	329,916	0.2
BRL	951,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	275,638	0.2
COP	1,291,400,000		Colombian TES, 11.000%, 07/24/20	491,259	0.3
HUF	51,660,000		Hungary Government Bond, 6.000%, 11/24/23	217,273	0.1
HUF	107,170,000		Hungary Government Bond, 7.500%, 11/12/20	450,422	0.3
IDR	1,079,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	82,532	0.1
IDR	1,153,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	101,510	0.1
RON	300,000		Romania Government Bond, 5.850%, 04/26/23	80,380	0.1
RUB	10,350,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	160,673	0.1
RUB	10,510,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	162,332	0.1
RUB	19,970,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	318,765	0.2
RUB	23,540,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	362,068	0.3

		Total Foreign Government Bonds
		(Cost $3,187,272)		3,150,752	2.2

		Total Long-Term Investments
		(Cost $122,215,971)		123,860,812	88.2

SHORT-TERM INVESTMENTS: 11.5%
			U.S. Treasury Bills: 3.6%
	5,000,000	Z	United States Treasury Bill, 0.480%, 03/23/17
			(Cost $4,994,195)	4,994,585	3.6

			Securities Lending Collateralcc: 0.2%
	265,146		Daiwa Capital Markets, Repurchase Agreement dated 12/30/16, 0.52%, due 01/03/17 (Repurchase Amount $265,161, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $270,449, due 03/02/17-02/01/49)
			(Cost $265,146)	265,146	0.2

			Loans: 0.1%
	150,000		Energy Future Intermediate Holdings Term Loan, 4.250%, 06/30/17
			(Cost $149,850)	151,163	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.6%
10,736,912	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $10,736,912)	$10,736,912	7.6

	Total Short-Term Investments
	(Cost $16,146,103)	16,147,806	11.5

	Total Investments in Securities (Cost $138,362,074)	$140,008,618	99.7
	Assets in Excess of Other Liabilities	410,855	0.3
	Net Assets	$140,419,473	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RON	Romanian New Leu
RUB	Russian Ruble

Cost for federal income tax purposes is $138,421,250.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,443,693
Gross Unrealized Depreciation	(856,325)

Net Unrealized Appreciation	$1,587,368

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$13,392,444	$–	$13,392,444
Collateralized Mortgage Obligations	–	43,424,222	–	43,424,222
Short-Term Investments	10,736,912	5,410,894	–	16,147,806
Foreign Government Bonds	–	3,150,752	–	3,150,752
U.S. Government Agency Obligations	–	14,904	–	14,904
U.S. Treasury Obligations	–	80,918	–	80,918
Loans	–	33,496,042	–	33,496,042
Asset-Backed Securities	–	10,057,475	–	10,057,475
Commercial Mortgage-Backed Securities	–	20,244,055	–	20,244,055
Total Investments, at fair value	$10,736,912	$129,271,706	$–	$140,008,618
Other Financial Instruments+
Centrally Cleared Swaps	–	216,700	–	216,700
Forward Foreign Currency Contracts	–	1,012,553	–	1,012,553
Futures	90,788	–	–	90,788
Total Assets	$10,827,700	$130,500,959	$–	$141,328,659
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(438,828)	$–	$(438,828)
Forward Foreign Currency Contracts	–	(990,512)	–	(990,512)
Futures	(99,580)	–	–	(99,580)
Total Liabilities	$(99,580)	$(1,429,340)	$–	$(1,528,920)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Australian Dollar	1,051,485	Buy	01/13/17	$782,000	$758,598	$(23,402)
Barclays Bank PLC	Canadian Dollar	2,240,822	Buy	01/13/17	1,683,000	1,669,166	(13,834)
Barclays Bank PLC	Canadian Dollar	593,475	Buy	01/13/17	440,000	442,074	2,074
Barclays Bank PLC	British Pound	622,783	Buy	01/13/17	776,000	767,746	(8,254)
Barclays Bank PLC	Norwegian Krone	4,046,186	Buy	01/13/17	480,000	468,607	(11,393)
Barclays Bank PLC	Norwegian Krone	5,699,288	Buy	01/13/17	668,000	660,060	(7,940)
Barclays Bank PLC	Norwegian Krone	2,565,821	Buy	01/13/17	301,000	297,159	(3,841)
Barclays Bank PLC	Norwegian Krone	4,386,473	Buy	01/13/17	521,000	508,017	(12,983)
Barclays Bank PLC	New Zealand Dollar	296,762	Buy	01/13/17	211,000	206,084	(4,916)
Barclays Bank PLC	New Zealand Dollar	343,848	Buy	01/13/17	246,000	238,783	(7,217)
Barclays Bank PLC	Swedish Krona	5,061,900	Buy	01/13/17	551,000	555,990	4,990
Barclays Bank PLC	Swedish Krona	2,546,591	Buy	01/13/17	273,000	279,713	6,713
Barclays Bank PLC	Swedish Krona	2,754,015	Buy	01/13/17	299,000	302,496	3,496
BNP Paribas	Australian Dollar	218,656	Buy	01/13/17	161,000	157,750	(3,250)
BNP Paribas	Canadian Dollar	950,637	Buy	01/13/17	709,000	708,120	(880)
BNP Paribas	Swiss Franc	231,778	Buy	01/13/17	231,000	227,785	(3,215)
BNP Paribas	EU Euro	472,512	Buy	01/13/17	500,000	497,664	(2,336)
BNP Paribas	EU Euro	318,420	Buy	01/13/17	340,000	335,370	(4,630)
BNP Paribas	British Pound	386,569	Buy	01/13/17	482,000	476,549	(5,451)
BNP Paribas	Swedish Krona	3,818,088	Buy	01/13/17	415,000	419,372	4,372
Citibank N.A.	Australian Dollar	586,098	Buy	01/13/17	434,000	422,843	(11,157)
Citibank N.A.	Australian Dollar	414,398	Buy	01/13/17	297,000	298,969	1,969
Citibank N.A.	Swedish Krona	4,779,562	Buy	01/13/17	520,000	524,978	4,978

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	1,055,848	Buy	01/13/17	$782,000	$761,746	$(20,254)
Deutsche Bank AG	Australian Dollar	454,771	Buy	01/13/17	339,000	328,096	(10,904)
Deutsche Bank AG	EU Euro	198,191	Buy	01/13/17	211,000	208,740	(2,260)
Deutsche Bank AG	New Zealand Dollar	1,953,413	Buy	01/09/17	1,427,908	1,356,735	(71,173)
Deutsche Bank AG	New Zealand Dollar	1,953,413	Buy	01/09/17	1,427,908	1,356,735	(71,173)
Deutsche Bank AG	New Zealand Dollar	824,587	Buy	01/09/17	580,000	572,714	(7,286)
Deutsche Bank AG	New Zealand Dollar	2,334,066	Buy	01/13/17	1,639,000	1,620,876	(18,124)
Deutsche Bank AG	New Zealand Dollar	2,822,699	Buy	03/15/17	2,023,000	1,956,742	(66,258)
Deutsche Bank AG	New Zealand Dollar	865,276	Buy	01/13/17	598,000	600,885	2,885
Deutsche Bank AG	New Zealand Dollar	586,066	Buy	01/13/17	412,000	406,990	(5,010)
Goldman Sachs International	EU Euro	1,860,004	Buy	01/13/17	1,978,000	1,959,014	(18,986)
Goldman Sachs International	EU Euro	1,215,681	Buy	01/13/17	1,268,000	1,280,393	12,393
Goldman Sachs International	Japanese Yen	91,469,451	Buy	01/10/17	890,743	782,954	(107,789)
Goldman Sachs International	New Zealand Dollar	679,200	Buy	01/13/17	469,000	471,666	2,666
JPMorgan Chase Bank N.A.	Australian Dollar	725,992	Buy	01/13/17	538,000	523,770	(14,230)
JPMorgan Chase Bank N.A.	Australian Dollar	2,671,725	Buy	01/13/17	1,926,000	1,927,526	1,526
JPMorgan Chase Bank N.A.	Australian Dollar	942,729	Buy	01/13/17	677,000	680,136	3,136
JPMorgan Chase Bank N.A.	Canadian Dollar	1,073,704	Buy	01/13/17	798,000	799,791	1,791
JPMorgan Chase Bank N.A.	Canadian Dollar	182,273	Buy	01/13/17	135,000	135,774	774
JPMorgan Chase Bank N.A.	Swiss Franc	866,549	Buy	01/13/17	843,000	851,621	8,621
JPMorgan Chase Bank N.A.	EU Euro	1,107,709	Buy	01/13/17	1,191,620	1,166,674	(24,946)
JPMorgan Chase Bank N.A.	British Pound	360,530	Buy	01/13/17	443,000	444,450	1,450
JPMorgan Chase Bank N.A.	Japanese Yen	57,246,031	Buy	01/13/17	488,000	490,099	2,099
JPMorgan Chase Bank N.A.	New Zealand Dollar	628,151	Buy	01/13/17	451,000	436,215	(14,785)
Morgan Stanley Capital Services LLC	Australian Dollar	1,051,336	Buy	01/13/17	785,000	758,491	(26,509)
Morgan Stanley Capital Services LLC	Swiss Franc	1,013,259	Buy	01/13/17	1,015,133	995,804	(19,329)
Morgan Stanley Capital Services LLC	Swiss Franc	131,828	Buy	01/13/17	132,000	129,557	(2,443)
Morgan Stanley Capital Services LLC	Swiss Franc	456,011	Buy	01/13/17	453,000	448,155	(4,845)
Morgan Stanley Capital Services LLC	EU Euro	144,011	Buy	01/13/17	153,000	151,677	(1,323)
Morgan Stanley Capital Services LLC	British Pound	1,132,092	Buy	01/13/17	1,411,991	1,395,606	(16,385)
Morgan Stanley Capital Services LLC	British Pound	280,998	Buy	01/13/17	348,000	346,405	(1,595)
Morgan Stanley Capital Services LLC	British Pound	203,665	Buy	01/13/17	253,000	251,071	(1,929)
Morgan Stanley Capital Services LLC	Japanese Yen	109,329,000	Buy	01/10/17	988,179	935,827	(52,352)
Morgan Stanley Capital Services LLC	Japanese Yen	222,080,000	Buy	01/10/17	2,007,287	1,900,945	(106,342)
Morgan Stanley Capital Services LLC	Japanese Yen	26,955,401	Buy	01/13/17	237,000	230,772	(6,228)
Morgan Stanley Capital Services LLC	Norwegian Krone	8,502,206	Buy	01/13/17	1,008,307	984,679	(23,628)
Morgan Stanley Capital Services LLC	Swedish Krona	2,429,916	Buy	01/13/17	264,000	266,898	2,898
							$(771,954)

Barclays Bank PLC	Norwegian Krone	3,171,695	Sell	01/13/17	$374,000	$367,328	$6,672

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Japanese Yen	105,517,384	Sell	01/13/17	$962,000	$903,363	$58,637
Barclays Bank PLC	British Pound	129,418	Sell	01/13/17	161,000	159,542	1,458
Barclays Bank PLC	Norwegian Krone	9,559,651	Sell	01/13/17	1,119,000	1,107,146	11,854
Barclays Bank PLC	Norwegian Krone	4,005,472	Sell	01/13/17	466,000	463,892	2,108
Barclays Bank PLC	EU Euro	301,622	Sell	01/13/17	324,000	317,678	6,322
Barclays Bank PLC	Colombian Peso	595,529,054	Sell	02/10/17	196,350	196,883	(533)
Barclays Bank PLC	Norwegian Krone	2,856,573	Sell	01/13/17	329,000	330,833	(1,833)
Barclays Bank PLC	British Pound	540,862	Sell	01/13/17	665,000	666,757	(1,757)
Barclays Bank PLC	Norwegian Krone	2,796,555	Sell	01/13/17	321,000	323,882	(2,882)
Barclays Bank PLC	Japanese Yen	59,888,234	Sell	01/13/17	510,000	512,719	(2,719)
BNP Paribas	Japanese Yen	15,818,431	Sell	01/13/17	145,261	135,426	9,835
BNP Paribas	Japanese Yen	109,328,867	Sell	01/10/17	994,000	935,826	58,174
BNP Paribas	EU Euro	310,433	Sell	01/13/17	331,000	326,958	4,042
BNP Paribas	Swiss Franc	193,978	Sell	01/13/17	193,000	190,636	2,364
BNP Paribas	Swiss Franc	430,711	Sell	01/13/17	425,000	423,291	1,709
BNP Paribas	Norwegian Krone	4,434,029	Sell	01/13/17	515,000	513,525	1,475
BNP Paribas	EU Euro	227,468	Sell	01/13/17	243,000	239,576	3,424
BNP Paribas	EU Euro	386,719	Sell	01/13/17	413,000	407,304	5,696
BNP Paribas	Canadian Dollar	677,609	Sell	01/13/17	508,000	504,744	3,256
BNP Paribas	Swedish Krona	1,662,824	Sell	01/13/17	177,000	182,642	(5,642)
BNP Paribas	Norwegian Krone	2,689,598	Sell	01/13/17	309,000	311,494	(2,494)
Citibank N.A.	Brazilian Real	1,344,860	Sell	02/10/17	385,501	408,540	(23,039)
Citibank N.A.	Norwegian Krone	2,920,484	Sell	01/13/17	337,000	338,234	(1,234)
Citibank N.A.	Colombian Peso	926,143,745	Sell	02/10/17	307,996	306,185	1,811
Citibank N.A.	Australian Dollar	247,389	Sell	01/13/17	179,000	178,480	520
Citibank N.A.	Japanese Yen	16,550,851	Sell	01/13/17	141,000	141,696	(696)
Citibank N.A.	New Zealand Dollar	2,822,699	Sell	03/15/17	1,934,669	1,956,742	(22,073)
Deutsche Bank AG	New Zealand Dollar	672,126	Sell	01/13/17	478,000	466,753	11,247
Deutsche Bank AG	New Zealand Dollar	981,420	Sell	01/13/17	677,000	681,540	(4,540)
Deutsche Bank AG	New Zealand Dollar	2,782,450	Sell	01/09/17	1,953,413	1,932,539	20,874
Deutsche Bank AG	Norwegian Krone	4,229,987	Sell	01/13/17	496,000	489,894	6,106
Deutsche Bank AG	Norwegian Krone	8,685,422	Sell	01/13/17	1,016,000	1,005,898	10,102
Deutsche Bank AG	British Pound	597,564	Sell	01/13/17	743,000	736,657	6,343
Goldman Sachs International	Romanian New Leu	364,731	Sell	01/27/17	86,983	84,656	2,327
Goldman Sachs International	Swedish Krona	12,682,800	Sell	01/13/17	1,384,918	1,393,056	(8,138)
Goldman Sachs International	New Zealand Dollar	1,517,575	Sell	01/13/17	1,075,467	1,053,869	21,598
Goldman Sachs International	EU Euro	2,127,733	Sell	01/13/17	2,266,000	2,240,995	25,005
Goldman Sachs International	Japanese Yen	18,423,941	Sell	01/13/17	167,000	157,732	9,268
Goldman Sachs International	Swiss Franc	876,282	Sell	01/13/17	867,000	861,186	5,814
HSBC Bank USA N.A.	Russian Ruble	10,456,766	Sell	01/27/17	162,290	169,208	(6,918)
HSBC Bank USA N.A.	Russian Ruble	10,031,502	Sell	01/27/17	156,859	162,326	(5,467)
HSBC Bank USA N.A.	Russian Ruble	22,573,448	Sell	01/27/17	362,339	365,274	(2,935)
HSBC Bank USA N.A.	Russian Ruble	9,791,073	Sell	01/27/17	157,344	158,435	(1,091)
HSBC Bank USA N.A.	Russian Ruble	1,075,714	Sell	01/27/17	17,271	17,407	(136)
JPMorgan Chase Bank N.A.	New Zealand Dollar	2,132,861	Sell	01/09/17	1,492,000	1,481,370	10,630
JPMorgan Chase Bank N.A.	New Zealand Dollar	1,181,288	Sell	01/13/17	813,000	820,337	(7,337)
JPMorgan Chase Bank N.A.	Japanese Yen	91,469,451	Sell	01/10/17	859,042	782,954	76,088
JPMorgan Chase Bank N.A.	Russian Ruble	9,948,420	Sell	01/27/17	151,180	160,981	(9,801)
JPMorgan Chase Bank N.A.	Australian Dollar	1,448,277	Sell	01/13/17	1,093,000	1,044,865	48,135
JPMorgan Chase Bank N.A.	EU Euro	711,418	Sell	01/13/17	765,000	749,287	15,713
JPMorgan Chase Bank N.A.	Swiss Franc	567,048	Sell	01/13/17	568,000	557,280	10,720
JPMorgan Chase Bank N.A.	Australian Dollar	372,039	Sell	01/13/17	280,811	268,409	12,402

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Australian Dollar	1,309,668	Sell	01/13/17	$978,000	$944,865	$33,135
JPMorgan Chase Bank N.A.	British Pound	223,844	Sell	01/13/17	280,000	275,948	4,052
JPMorgan Chase Bank N.A.	Australian Dollar	399,828	Sell	01/13/17	299,000	288,458	10,542
JPMorgan Chase Bank N.A.	Swiss Franc	1,036,546	Sell	01/13/17	1,029,000	1,018,690	10,310
JPMorgan Chase Bank N.A.	British Pound	386,395	Sell	01/13/17	487,000	476,335	10,665
JPMorgan Chase Bank N.A.	British Pound	164,252	Sell	01/13/17	209,000	202,484	6,516
JPMorgan Chase Bank N.A.	New Zealand Dollar	384,483	Sell	01/13/17	274,000	267,001	6,999
JPMorgan Chase Bank N.A.	New Zealand Dollar	320,040	Sell	01/13/17	228,000	222,250	5,750
JPMorgan Chase Bank N.A.	British Pound	219,984	Sell	01/13/17	278,000	271,189	6,811
JPMorgan Chase Bank N.A.	British Pound	170,328	Sell	01/13/17	216,000	209,975	6,025
JPMorgan Chase Bank N.A.	EU Euro	25,334	Sell	01/13/17	27,000	26,682	318
JPMorgan Chase Bank N.A.	Australian Dollar	303,189	Sell	01/13/17	227,000	218,737	8,263
JPMorgan Chase Bank N.A.	Indonesian Rupiah	4,971,899,945	Sell	03/10/17	368,562	364,649	3,913
JPMorgan Chase Bank N.A.	Brazilian Real	1,077,588	Sell	02/10/17	312,752	327,348	(14,596)
JPMorgan Chase Bank N.A.	Japanese Yen	61,345,081	Sell	01/13/17	520,000	525,192	(5,192)
JPMorgan Chase Bank N.A.	Australian Dollar	784,337	Sell	01/13/17	569,000	565,863	3,137
JPMorgan Chase Bank N.A.	Canadian Dollar	658,137	Sell	01/13/17	485,000	490,240	(5,240)
Morgan Stanley Capital Services LLC	Hungarian Forint	206,399,820	Sell	01/27/17	717,792	703,114	14,678
Morgan Stanley Capital Services LLC	Canadian Dollar	5,629,407	Sell	01/13/17	4,188,769	4,193,289	(4,520)
Morgan Stanley Capital Services LLC	Japanese Yen	222,079,868	Sell	01/10/17	2,026,000	1,900,945	125,055
Morgan Stanley Capital Services LLC	British Pound	250,920	Sell	01/13/17	314,000	309,325	4,675
Morgan Stanley Capital Services LLC	Japanese Yen	222,080,000	Sell	09/20/17	2,032,164	1,927,166	104,998
Morgan Stanley Capital Services LLC	Japanese Yen	109,329,000	Sell	09/20/17	1,000,425	948,735	51,690
Morgan Stanley Capital Services LLC	Japanese Yen	111,872,408	Sell	09/20/17	1,010,000	970,806	39,194
Morgan Stanley Capital Services LLC	EU Euro	310,530	Sell	01/13/17	335,000	327,060	7,940
Morgan Stanley Capital Services LLC	British Pound	179,006	Sell	01/13/17	228,000	220,673	7,327
Morgan Stanley Capital Services LLC	Norwegian Krone	5,339,450	Sell	01/13/17	613,000	618,386	(5,386)
Morgan Stanley Capital Services LLC	Swedish Krona	2,790,723	Sell	01/13/17	303,000	306,528	(3,528)
							$793,995

At December 31, 2016, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	43	01/18/17	$650,375	$36,820
U.S. Treasury 2-Year Note	28	03/31/17	6,067,250	(5,740)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note	136	03/31/17	$16,002,312	$(55,510)
U.S. Treasury Long Bond	8	03/22/17	1,205,250	(9,270)
U.S. Treasury Ultra Long Bond	1	03/22/17	160,250	2,967
			$24,085,437	$(30,733)
Short Contracts
U.S. Treasury 10-Year Note	(170)	03/22/17	(21,127,812)	(29,060)
U.S. Treasury Ultra 10-Year Note	(165)	03/22/17	(22,120,312)	51,001
			$(43,248,124)	$21,941

At December 31, 2016, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 27, Version 1	Sell	5.000	Intercontinental Exchange	12/20/21	USD	13,000,000	$804,804	$214,074
							$804,804	$214,074

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.026% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/22	USD	258,000	$369	$369
Receive a fixed rate equal to 1.923% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/22	USD	575,000	2,257	2,257
Receive a fixed rate equal to 2.246% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/25	USD	49,000	(21)	(21)
Receive a fixed rate equal to 2.238% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/09/26	USD	20,892,000	(438,807)	(438,807)
					$(436,202)	$(436,202)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,012,553
Equity contracts	Futures contracts	36,820
Interest rate contracts	Futures contracts	53,968
Credit contracts	Credit default swaps*	214,074
Interest rate contracts	Interest rate swaps*	2,626
Total Asset Derivatives		$1,320,041

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$990,512
Interest rate contracts	Futures contracts	99,580
Interest rate contracts	Interest rate swaps*	438,828
Total Liability Derivatives		$1,528,920

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2016:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$104,324	$94,347	$9,278	$57,557	$79,071	$-	$309,521	$358,455	$1,012,553
Total Assets	$104,324	$94,347	$9,278	$57,557	$79,071	$-	$309,521	$358,455	$1,012,553

Liabilities:
Forward foreign currency contracts	$103,504	$27,898	$58,199	$276,982	$134,913	$16,547	$96,127	$276,342	$990,512
Total Liabilities	$103,504	$27,898	$58,199	$276,982	$134,913	$16,547	$96,127	$276,342	$990,512

Net OTC derivative instruments by counterparty, at fair value	$820	$66,449	$(48,921)	$(219,425)	$(55,842)	$(16,547)	$213,394	$82,113	22,041

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$820	$66,449	$(48,921)	$(219,425)	$(55,842)	$(16,547)	$213,394	$82,113	$22,041

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2017